UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31, 2010

Date of reporting period: November 1, 2010 through April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:    REPORTS TO STOCKHOLDERS.

EQUITY SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10-4/30/11
Actual	$1,000.00	$1,153.90	$5.61
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2011 (unaudited)

2

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 95.3%

Consumer Discretionary - 13.7%
Diversified Consumer Services - 1.0%
Capella Education Co.*	132,750	$6,584,400
DeVry, Inc.	124,120	6,565,948
Strayer Education, Inc.	51,590	6,390,969

		19,541,317

Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	771,090	29,355,396

Media - 8.4%
Discovery Communications, Inc. - Class A*	668,330	29,580,286
News Corp. - Class A	1,459,200	26,002,944
Time Warner, Inc.	1,348,150	51,040,959
The Walt Disney Co.	718,870	30,983,297
The Washington Post Co. - Class B	84,460	36,816,114

		174,423,600

Multiline Retail - 1.8%
Kohl’s Corp.	220,190	11,606,215
Nordstrom, Inc.	538,070	25,585,229

		37,191,444

Specialty Retail - 1.1%
Dick’s Sporting Goods, Inc.*	549,140	22,476,300

Total Consumer Discretionary		282,988,057

Consumer Staples - 11.7%
Beverages - 3.3%
The Coca-Cola Co.	511,250	34,488,925
PepsiCo, Inc.	503,270	34,670,270

		69,159,195

Food & Staples Retailing - 3.3%
The Kroger Co.	1,381,080	33,574,055
Safeway, Inc.	1,424,840	34,637,860

		68,211,915

Food Products - 5.1%
General Mills, Inc.	869,770	33,555,727
H.J. Heinz Co.	416,020	21,312,705
Kellogg Co.	285,270	16,337,413
Kraft Foods, Inc. - Class A	990,630	33,265,355

		104,471,200

Total Consumer Staples		241,842,310

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy - 6.9%
Energy Equipment & Services - 4.5%
Baker Hughes, Inc.	695,520	$53,840,203
Weatherford International Ltd. (Switzerland)*	1,765,600	38,101,648

		91,941,851

Oil, Gas & Consumable Fuels - 2.4%
Hess Corp.	588,130	50,555,655

Total Energy		142,497,506

Financials - 11.1%
Capital Markets - 7.2%
The Bank of New York Mellon Corp.[1]	1,797,050	52,042,568
The Charles Schwab Corp.	2,217,110	40,595,284
Northern Trust Corp.	508,820	25,435,912
State Street Corp.	672,370	31,298,823

		149,372,587

Consumer Finance - 1.6%
American Express Co.	674,290	33,094,153

Diversified Financial Services - 1.3%
CME Group, Inc.	87,440	25,862,129

Real Estate Investment Trusts (REITS) - 1.0%
Alexandria Real Estate Equities, Inc.	51,390	4,221,689
BioMed Realty Trust, Inc.	212,720	4,220,365
Corporate Office Properties Trust	106,280	3,742,119
Digital Realty Trust, Inc.	66,280	3,999,335
DuPont Fabros Technology, Inc.	162,910	3,984,778

		20,168,286

Total Financials		228,497,155

Health Care - 12.0%
Biotechnology - 0.5%
United Therapeutics Corp.*	150,430	10,072,793

Health Care Equipment & Supplies - 8.3%
Alere, Inc.*	1,695,990	62,989,069
Becton, Dickinson and Co.	604,820	51,978,231
Boston Scientific Corp.*	3,452,060	25,855,929
Gen-Probe, Inc.*	356,230	29,538,592

		170,361,821

Health Care Technology - 3.2%
Cerner Corp.*	557,840	67,041,211

Total Health Care		247,475,825

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials - 16.5%
Aerospace & Defense - 2.5%
The Boeing Co.	406,860	$32,459,291
Spirit Aerosystems Holdings, Inc. - Class A*	787,840	19,380,864

		51,840,155

Air Freight & Logistics - 3.7%
FedEx Corp.	333,520	31,907,858
United Parcel Service, Inc. - Class B	589,720	44,211,308

		76,119,166

Airlines - 2.4%
Southwest Airlines Co.	2,522,800	29,642,900
United Continental Holdings, Inc.*	422,420	9,639,624
US Airways Group, Inc.*	1,119,690	10,177,982

		49,460,506

Commercial Services & Supplies - 1.0%
Waste Management, Inc.	526,650	20,781,609

Construction & Engineering - 2.2%
Quanta Services, Inc.*	1,096,420	23,770,386
The Shaw Group, Inc.*	562,360	21,875,804

		45,646,190

Machinery - 1.9%
Flowserve Corp.	123,090	15,585,656
Pall Corp.	387,010	22,616,864

		38,202,520

Professional Services - 1.0%
Manpower, Inc.	325,730	21,579,613

Road & Rail - 1.8%
Norfolk Southern Corp.	486,490	36,331,073

Total Industrials		339,960,832

Information Technology - 18.1%
Communications Equipment - 4.6%
Cisco Systems, Inc.	2,767,560	48,598,354
Juniper Networks, Inc.*	398,180	15,262,239
QUALCOMM, Inc.	559,450	31,799,138

		95,659,731

Computers & Peripherals - 2.0%
EMC Corp.*	1,467,620	41,592,351

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A	172,940	9,669,075

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services - 2.6%
Google, Inc. - Class A*	100,370	$54,611,317

IT Services - 6.8%
Automatic Data Processing, Inc.	645,040	35,057,924
MasterCard, Inc. - Class A	122,680	33,846,185
Visa, Inc. - Class A	400,940	31,321,433
The Western Union Co.	1,901,780	40,412,825

		140,638,367

Software - 1.6%
Autodesk, Inc.*	718,970	32,339,271

Total Information Technology		374,510,112

Materials - 5.3%
Chemicals - 2.2%
Monsanto Co.	679,010	46,199,840

Construction Materials - 1.4%
Eagle Materials, Inc.	501,110	14,577,290
Martin Marietta Materials, Inc.	79,480	7,247,781
Vulcan Materials Co.	155,280	7,018,656

		28,843,727

Containers & Packaging - 1.7%
Owens-Illinois, Inc.*	1,174,140	34,836,734

Total Materials		109,880,301

TOTAL COMMON STOCKS (Identified Cost $1,604,758,185)		1,967,652,098

SHORT-TERM INVESTMENTS - 2.4%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.10% (Identified Cost $50,156,531)	50,156,531	50,156,531

TOTAL INVESTMENTS - 97.7% (Identified Cost $1,654,914,716)		2,017,808,629

OTHER ASSETS, LESS LIABILITIES - 2.3%		47,390,216

NET ASSETS - 100%		$2,065,198,845

*	Non-income producing security
[1]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[2]	Rate shown is the current yield as of April 30, 2011.

The accompanying notes are an integral part of the financial statements.	6

Statement of Assets and Liabilities (unaudited)

April 30, 2011

ASSETS:
Investments, at value (identified cost $1,654,914,716) (Note 2)	$2,017,808,629
Receivable for securities sold	40,544,016
Receivable for fund shares sold	10,145,583
Dividends receivable	871,875

TOTAL ASSETS	2,069,370,103

LIABILITIES:

Accrued management fees (Note 3)	1,618,473
Accrued fund accounting and administration fees (Note 3)	41,839
Accrued transfer agent fees (Note 3)	12,979
Accrued Chief Compliance Officer service fees (Note 3)	269
Payable for fund shares repurchased	2,436,695
Other payables and accrued expenses	61,003

TOTAL LIABILITIES	4,171,258

TOTAL NET ASSETS	$2,065,198,845

NET ASSETS CONSIST OF:

Capital stock	$1,002,040
Additional paid-in-capital	1,670,296,434
Undistributed net investment income	569,564
Accumulated net realized gain on investments	30,436,894
Net unrealized appreciation on investments	362,893,913

TOTAL NET ASSETS	$2,065,198,845

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($2,065,198,845/100,203,986 shares)	$20.61

7	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2011

INVESTMENT INCOME:

Dividends	$12,854,050

EXPENSES:

Management fees (Note 3)	9,101,430
Transfer agent fees (Note 3)	225,083
Fund accounting and administration fees (Note 3)	126,344
Directors’ fees (Note 3)	24,273
Chief Compliance Officer service fees (Note 3)	1,382
Custodian fees	38,107
Miscellaneous	111,197

Total Expenses	9,627,816
Less reduction of expenses (Note 3)	(71,315)

Net Expenses	9,556,501

NET INVESTMENT INCOME	3,297,549

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	59,233,971

Net change in unrealized appreciation on investments	191,887,241

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	251,121,212

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$254,418,761

The accompanying notes are an integral part of the financial statements.	8

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,297,549	$2,152,482
Net realized gain on investments	59,233,971	68,753,804
Net change in unrealized appreciation (depreciation) on investments	191,887,241	106,441,527

Net increase from operations	254,418,761	177,347,813

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(4,615,453)	(1,082,233)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	236,072,893	400,013,978

Net increase in net assets	485,876,201	576,279,558

NET ASSETS:

Beginning of period	1,579,322,644	1,003,043,086

End of period (including undistributed net investment income of $569,564 and $1,887,468, respectively)	$2,065,198,845	$1,579,322,644

9	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 4/30/11 (unaudited)	For the Years Ended
		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$17.91	$15.55	$13.34	$21.43	$19.19	$17.24

Income (loss) from investment operations:
Net investment income	0.04 [1]	0.03 [1]	0.04 [1]	0.07	0.06	0.04
Net realized and unrealized gain (loss) on investments	2.71	2.35	2.24	(7.35)	2.65	3.25

Total from investment operations	2.75	2.38	2.28	(7.28)	2.71	3.29

Less distributions to shareholders:
From net investment income	(0.05)	(0.02)	(0.07)	(0.07)	(0.05)	—
From net realized gain on investments	—	—	—	(0.74)	(0.42)	(1.34)

Total distributions to shareholders	(0.05)	(0.02)	(0.07)	(0.81)	(0.47)	(1.34)

Net asset value - End of period	$20.61	$17.91	$15.55	$13.34	$21.43	$19.19

Net assets - End of period (000’s omitted)	$2,065,199	$1,579,323	$1,003,043	$501,583	$191,026	$8,310

Total return[2]	15.39%	15.29%	17.23%	(35.09%)	14.37%	20.36%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[3]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	0.36%[3]	0.17%	0.26%	0.56%	0.45%	0.35%
Portfolio turnover	17%	56%	50%	63%	44%	55%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.01%[3]	0.02%	0.06%	0.06%	0.11%	1.24%

[1]	Calculated based on average shares outstanding during the periods.
[2]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total returns would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.

The accompanying notes are an integral part of the financial statements.	10

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 200 million have been designated as Equity Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$282,988,057	$282,988,057	$—	$—
Consumer Staples	241,842,310	241,842,310	—	—
Energy	142,497,506	142,497,506	—	—
Financials	228,497,155	228,497,155	—	—
Health Care	247,475,825	247,475,825	—	—
Industrials	339,960,832	339,960,832	—	—
Information Technology	374,510,112	374,510,112	—	—
Materials	109,880,301	109,880,301	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	50,156,531	50,156,531	—	—
Other financial instruments**	—	—	—	—

Total assets	2,017,808,629	2,017,808,629	—	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$2,017,808,629	$2,017,808,629	$—	$—

*	Includes common stock, warrants and rights.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or April 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2007 through October 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor waived fees of $71,315 for the six months ended April 30, 2011, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $551,241,495, and $298,465,593, respectively. There were no purchases or sales of U.S. Government securities.

14

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Equity Series were:

	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	21,822,886	$427,907,517	41,139,303	$693,732,694
Reinvested	106,294	2,006,821	26,609	443,305
Repurchased	(9,925,929)	(193,841,445)	(17,450,351)	(294,162,021)

Total	12,003,251	$236,072,893	23,715,561	$400,013,978

At April 30, 2011, the retirement plan of the Advisor and its affiliates owned 189,608 shares of the Series (0.2% of shares outstanding) valued at $3,907,817.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2011.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

15

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2010 was as follows:

Ordinary income	$1,082,233

At October 31, 2010, the Series has a capital loss carryover of $17,391,445, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on October 31, 2017.

At April 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,666,151,596
Unrealized appreciation	$374,740,865
Unrealized depreciation	(23,083,832)

Net unrealized appreciation	$351,657,033

16

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2010, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2010 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 24 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 27 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

17

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend’s Class R and Class C, and Target Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s
(SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic delivery of certain documents. Direct shareholders can elect to receive shareholder reports, prospectus updates, and quarterly statements via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.manning-napier.com

MNEQY-4/11-SAR

TAX MANAGED SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10-4/30/11
Actual	$1,000.00	$1,156.80	$6.42
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2011 (unaudited)

2

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 94.9%

Consumer Discretionary - 10.8%
Diversified Consumer Services - 0.5%
DeVry, Inc.	3,460	$183,034
Strayer Education, Inc.	1,070	132,552

		315,586

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	20,050	763,304

Media - 8.1%
Discovery Communications, Inc. - Class A*	15,420	682,489
Liberty Global, Inc. - Class A*	9,860	458,490
Mediaset S.p.A. (Italy)[1]	35,930	239,381
Time Warner, Inc.	33,280	1,259,981
Virgin Media, Inc. (United Kingdom)	16,000	484,160
The Walt Disney Co.	17,460	752,526
The Washington Post Co. - Class B	2,020	880,518

		4,757,545

Specialty Retail - 0.9%
Dick’s Sporting Goods, Inc.*	12,340	505,076

Total Consumer Discretionary		6,341,511

Consumer Staples - 12.5%
Beverages - 3.7%
Anheuser-Busch InBev N.V. (Belgium)[1]	13,930	888,985
The Coca-Cola Co.	10,250	691,465
PepsiCo, Inc.	8,530	587,632

		2,168,082

Food & Staples Retailing - 2.0%
The Kroger Co.	24,220	588,788
Safeway, Inc.	24,240	589,274

		1,178,062

Food Products - 5.9%
General Mills, Inc.	22,120	853,390
Kellogg Co.	5,900	337,893
Kraft Foods, Inc. - Class A	23,730	796,853
Nestle S.A. (Switzerland)[1]	11,650	723,097
Unilever plc - ADR (United Kingdom)	21,980	715,889

		3,427,122

Personal Products - 0.9%
Beiersdorf AG (Germany)[1]	8,000	521,010

Total Consumer Staples		7,294,276

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy - 8.4%
Energy Equipment & Services - 5.2%
Baker Hughes, Inc.	15,320	$1,185,921
Schlumberger Ltd.	9,100	816,725
Weatherford International Ltd. (Switzerland)*	49,520	1,068,642

		3,071,288

Oil, Gas & Consumable Fuels - 3.2%
Cameco Corp. (Canada)	28,470	839,296
Hess Corp.	11,800	1,014,328

		1,853,624

Total Energy		4,924,912

Financials - 11.5%
Capital Markets - 6.4%
The Bank of New York Mellon Corp.[2]	42,210	1,222,402
The Charles Schwab Corp.	81,610	1,494,279
Northern Trust Corp.	7,920	395,921
State Street Corp.	13,090	609,339

		3,721,941

Commercial Banks - 1.2%
Banco Santander S.A. (Spain)[1]	52,760	673,771

Consumer Finance - 1.8%
American Express Co.	21,800	1,069,944

Diversified Financial Services - 2.1%
CME Group, Inc.	2,220	656,609
Deutsche Boerse AG (Germany)[1]	7,240	601,057

		1,257,666

Total Financials		6,723,322

Health Care - 10.7%
Health Care Equipment & Supplies - 5.8%
Alere, Inc.*	30,070	1,116,800
Becton, Dickinson and Co.	6,910	593,845
Boston Scientific Corp.*	112,510	842,700
Gen-Probe, Inc.*	10,300	854,076

		3,407,421

Health Care Technology - 2.7%
Cerner Corp.*	13,300	1,598,394

Life Sciences Tools & Services - 2.2%
Lonza Group AG (Switzerland)*[1]	2,960	254,553
QIAGEN N.V. (Netherlands)*	16,670	356,238

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.*	10,740	$644,293

		1,255,084

Total Health Care		6,260,899

Industrials - 15.8%
Aerospace & Defense - 2.0%
The Boeing Co.	8,230	656,589
Spirit Aerosystems Holdings, Inc. - Class A*	21,270	523,242

		1,179,831

Air Freight & Logistics - 2.9%
FedEx Corp.	7,040	673,517
United Parcel Service, Inc. - Class B	13,600	1,019,592

		1,693,109

Airlines - 2.2%
Ryanair Holdings plc - ADR (Ireland)	16,750	510,540
Southwest Airlines Co.	65,050	764,338

		1,274,878

Commercial Services & Supplies - 1.0%
Waste Management, Inc.	14,730	581,246

Construction & Engineering - 1.9%
Quanta Services, Inc.*	25,910	561,729
The Shaw Group, Inc.*	14,090	548,101

		1,109,830

Machinery - 2.1%
Flowserve Corp.	2,630	333,011
Pall Corp.	15,660	915,170

		1,248,181

Professional Services - 2.6%
Manpower, Inc.	14,920	988,450
Randstad Holding N.V. (Netherlands)[1]	9,340	525,473

		1,513,923

Road & Rail - 1.1%
Norfolk Southern Corp.	8,490	634,033

Total Industrials		9,235,031

Information Technology - 20.4%
Communications Equipment - 5.4%
Cisco Systems, Inc.	56,350	989,506
Juniper Networks, Inc.*	10,610	406,681

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Communications Equipment (continued)
QUALCOMM, Inc.	14,810	$841,800
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	61,860	940,272

		3,178,259

Computers & Peripherals - 2.2%
EMC Corp.*	45,920	1,301,373

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	8,500	475,235

Internet Software & Services - 3.0%
Google, Inc. - Class A*	2,470	1,343,927
VistaPrint N.V. (Netherlands)*	7,080	385,152

		1,729,079

IT Services - 7.2%
Accenture plc - Class A (Ireland)	11,660	666,136
Amadeus IT Holding S.A. - Class A (Spain)[1]	13,600	285,030
Automatic Data Processing, Inc.	15,070	819,054
MasterCard, Inc. - Class A	2,880	794,563
Visa, Inc. - Class A	9,860	770,263
The Western Union Co.	40,430	859,138

		4,194,184

Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp. (Japan)[1]	12,400	246,434

Software - 1.4%
Autodesk, Inc.*	18,200	818,636

Total Information Technology		11,943,200

Materials - 4.4%
Chemicals - 2.5%
Monsanto Co.	16,530	1,124,701
Syngenta AG (Switzerland)[1]	1,020	360,730

		1,485,431

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	2,060	187,851
Vulcan Materials Co.	8,660	391,432

		579,283

Containers & Packaging - 0.9%
Owens-Illinois, Inc.*	17,640	523,379

Total Materials		2,588,093

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telenor ASA (Norway)[1]	14,000	$241,860

TOTAL COMMON STOCKS (Identified Cost $42,228,586)		55,553,104

SHORT-TERM INVESTMENTS - 5.0%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.10% (Identified Cost $2,943,795)	2,943,795	2,943,795

TOTAL INVESTMENTS - 99.9% (Identified Cost $45,172,381)		58,496,899
OTHER ASSETS, LESS LIABILITIES - 0.1%		74,539

NET ASSETS - 100%		$58,571,438

ADR - American Depository Receipt

*	Non-income producing security
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[3]	Rate shown is the current yield as of April 30, 2011.

The accompanying notes are an integral part of the financial statements.	7

Statement of Assets and Liabilities (unaudited)

April 30, 2011

ASSETS:
Investments, at value (identified cost $45,172,381) (Note 2)	$58,496,899
Receivable for fund shares sold	141,274
Dividends receivable	73,133
Foreign tax reclaims receivable	24,419
Prepaid and other expenses	2,809

TOTAL ASSETS	58,738,534

LIABILITIES:

Accrued management fees (Note 3)	46,121
Accrued transfer agent fees (Note 3)	2,094
Accrued fund accounting and administration fees (Note 3)	1,207
Accrued directors’ fees (Note 3)	664
Accrued Chief Compliance Officer service fees (Note 3)	269
Payable for fund shares repurchased	98,192
Audit fees payable	18,549

TOTAL LIABILITIES	167,096

TOTAL NET ASSETS	$58,571,438

NET ASSETS CONSIST OF:

Capital stock	$20,305
Additional paid-in-capital	47,294,842
Undistributed net investment income	56,708
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(2,128,635)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	13,328,218

TOTAL NET ASSETS	$58,571,438

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($58,571,438/2,030,496 shares)	$28.85

8	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2011

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $15,669)	$404,980

EXPENSES:

Management fees (Note 3)	257,770
Fund accounting and administration fees (Note 3)	16,987
Transfer agent fees (Note 3)	4,378
Chief Compliance Officer service fees (Note 3)	1,383
Directors’ fees (Note 3)	744
Custodian fees	2,161
Miscellaneous	31,547

Total Expenses	314,970
Less reduction of expenses (Note 3)	(5,645)

Net Expenses	309,325

NET INVESTMENT INCOME	95,655

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	882,584
Foreign currency and translation of other assets and liabilities	1,066

883,650

Net change in unrealized appreciation on-
Investments	6,452,846
Foreign currency and translation of other assets and liabilities	2,050

6,454,896

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	7,338,546

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,434,201

The accompanying notes are an integral part of the financial statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$95,655	$102,043
Net realized gain on investments and foreign currency	883,650	1,665,794
Net change in unrealized appreciation (depreciation) on investments and foreign currency	6,454,896	3,915,862

Net increase from operations	7,434,201	5,683,699

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(135,784)	(50,092)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	5,997,248	10,383,291

Net increase in net assets	13,295,665	16,016,898

NET ASSETS:

Beginning of period	45,275,773	29,258,875

End of period (including undistributed net investment income of $56,708 and $96,837, respectively)	$58,571,438	$45,275,773

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 4/30/11 (unaudited)	For the Years Ended
		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$25.01	$21.32	$18.26	$28.44	$27.01	$25.60

Income (loss) from investment operations:
Net investment income	0.05 [1]	0.06 [1]	0.06 [1]	0.12	0.08	0.13
Net realized and unrealized gain (loss) on investments	3.86	3.67	3.11	(9.42)	3.44	4.41

Total from investment operations	3.91	3.73	3.17	(9.30)	3.52	4.54

Less distributions to shareholders:
From net investment income	(0.07)	(0.04)	(0.11)	(0.09)	(0.14)	(0.06)
From net realized gain on investments	—	—	—	(0.79)	(1.95)	(3.07)

Total distributions to shareholders	(0.07)	(0.04)	(0.11)	(0.88)	(2.09)	(3.13)

Net asset value - End of period	$28.85	$25.01	$21.32	$18.26	$28.44	$27.01

Net assets - End of period (000’s omitted)	$58,571	$45,276	$29,259	$15,530	$25,695	$7,585

Total return[2]	15.68%	17.50%	17.57%	(33.62%)	13.65%	20.01%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.37%[3]	0.28%	0.31%	0.44%	0.38%	0.54%
Portfolio turnover	15%	56%	48%	96%	65%	61%

*       The investment advisor did not impose all of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.02%[3]	0.14%	0.24%	0.20%	0.25%	0.78%

[1]	Calculated based on average shares outstanding during the periods.
[2]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total returns would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.

The accompanying notes are an integral part of the financial statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Tax Managed Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 87.5 million have been designated as Tax Managed Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). In accordance with the procedures approved by the Board, certain securities trading outside the U.S. whose values were adjusted following the close of local trading use a factor from a third party vendor to the extent available. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security, where a factor from a third party vendor is provided as a Level 2 security.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$6,341,511	$6,102,130	$239,381	$—
Consumer Staples	7,294,276	5,161,184	2,133,092	—
Energy	4,924,912	4,924,912	—	—
Financials	6,723,322	5,448,494	1,274,828	—
Health Care	6,260,899	6,006,346	254,553	—
Industrials	9,235,031	8,709,558	525,473	—
Information Technology	11,943,200	11,411,736	531,464	—
Materials	2,588,093	2,227,363	360,730	—
Telecommunication Services	241,860	—	241,860	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	2,943,795	2,943,795	—	—
Other financial instruments**	—	—	—	—

Total assets	58,496,899	52,935,518	5,561,381	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$58,496,899	$52,935,518	$5,561,381	$—

*

Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or April 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2007 through October 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Class A Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $5,645 for the six months ended April 30, 2011, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund

15

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $12,062,063 and $7,581,201, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Tax Managed Series were:

	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	359,557	$9,799,473	775,764	$18,247,624
Reinvested	1,542	40,496	692	15,838
Repurchased	(141,210)	(3,842,721)	(338,176)	(7,880,171)

Total	219,889	$5,997,248	438,280	$10,383,291

At April 30, 2011, one omnibus account owned 1,217,460 shares of the Series (60.0% of shares outstanding) valued at $35,123,713. Investment activities of this shareholder may have a material effect on the Series.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2011.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

16

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2010 was as follows:

Ordinary income	$50,092

At October 31, 2010, the Series has a capital loss carryover of $2,910,992, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Loss Carryover	Expiration Date
$1,141,000	October 31, 2016
$1,769,992	October 31, 2017

At April 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$45,273,674
Unrealized appreciation	$13,440,069
Unrealized depreciation	(216,844)

Net unrealized appreciation	$13,223,225

17

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2010, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2010 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 24 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 27 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

18

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend’s Class R and Class C, and Target Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

19

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20

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21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic delivery of certain documents. Direct shareholders can elect to receive shareholder reports, prospectus updates, and quarterly statements via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.manning-napier.com

MNTAX-4/11-SAR

TARGET INCOME SERIES
TARGET 2010 SERIES
TARGET 2020 SERIES
TARGET 2030 SERIES
TARGET 2040 SERIES
TARGET 2050 SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period (November 1, 2010 to April 30, 2011).

Actual Expenses

The Actual lines of the following tables provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period 11/1/10-4/30/11[1]	Annualized Expense Ratio[2]
Target Income
Actual (Class K)	$1,000.00	$1,036.70	$1.51	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,035.20	$2.78	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%
Actual (Class C)	$1,000.00	$1,032.60	$5.29	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%
Actual (Class I)	$1,000.00	$1,037.90	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1

Shareholder Expense Example (unaudited)

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period 11/1/10-4/30/11[1]	Annualized Expense Ratio[2]
Target 2010
Actual (Class K)	$1,000.00	$1,069.30	$1.54	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,067.60	$2.82	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%
Actual (Class C)	$1,000.00	$1,065.20	$5.38	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%
Actual (Class I)	$1,000.00	$1,071.40	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period 11/1/10-4/30/11[1]	Annualized Expense Ratio[2]
Target 2020
Actual (Class K)	$1,000.00	$1,094.30	$1.56	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,092.90	$2.85	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%
Actual (Class C)	$1,000.00	$1,089.80	$5.44	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%
Actual (Class I)	$1,000.00	$1,095.30	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period 11/1/10-4/30/11[1]	Annualized Expense Ratio[2]
Target 2030
Actual (Class K)	$1,000.00	$1,116.80	$1.57	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,116.30	$2.89	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%
Actual (Class C)	$1,000.00	$1,112.50	$5.50	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%
Actual (Class I)	$1,000.00	$1,117.40	$0.26	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

2

Shareholder Expense Example (unaudited)

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period 11/1/10-4/30/11[1]	Annualized Expense Ratio[2]
Target 2040
Actual (Class K)	$1,000.00	$1,141.70	$1.59	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,140.40	$2.92	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%
Actual (Class C)	$1,000.00	$1,137.70	$5.57	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%
Actual (Class I)	$1,000.00	$1,142.30	$0.27	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period 11/1/10-4/30/11[1]	Annualized Expense Ratio[2]
Target 2050
Actual (Class K)	$1,000.00	$1,142.00	$1.59	0.30%
Hypothetical[3]	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class R)	$1,000.00	$1,140.80	$2.92	0.55%
Hypothetical[3]	$1,000.00	$1,022.07	$2.76	0.55%
Actual (Class C)	$1,000.00	$1,137.00	$5.56	1.05%
Hypothetical[3]	$1,000.00	$1,019.59	$5.26	1.05%
Actual (Class I)	$1,000.00	$1,143.60	$0.27	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

[1]

Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

[2]	Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.
[3]	Assumes 5% annual return before expenses.

3

Portfolio Composition as of April 30, 2011 - Asset Allocation1 (unaudited)

[1]	As a percentage of net assets of the underlying investment(s) for each Series.
[2]	A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

4

Statement of Assets and Liabilities (unaudited)

April 30, 2011

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050
ASSETS:
Manning & Napier Pro-Blend® Maximum Term Series - Class I (1,677,611 shares, 5,813,668 shares, and 2,095,247 shares, respectively)	$—	$—	$—	$19,292,521	$66,857,182	$24,095,337
Manning & Napier Pro-Blend® Extended Term Series - Class I (5,416,049 shares and 6,809,002 shares, respectively)	—	—	60,388,946	75,920,377	—	—
Manning & Napier Pro-Blend® Moderate Term Series - Class I (2,827,803 shares and 3,594,850 shares, respectively)	—	31,218,946	39,687,140	—	—	—
Manning & Napier Pro-Blend® Conservative Term Series - Class I (4,616,310 shares and 704,003 shares, respectively)	50,363,947	7,680,673	—	—	—	—

Total investments in securities:
At value*	50,363,947	38,899,619	100,076,086	95,212,898	66,857,182	24,095,337
Receivable for fund shares sold	7,403	10,729	148,254	73,386	47,747	24,257
Receivable for securities sold	24,484	—	—	—	—	—
Receivable from investment Advisor (Note 3)	8,498	8,891	7,540	7,580	8,083	9,266
Prepaid registration and filing fees	18,197	18,550	17,769	17,573	17,964	18,561

TOTAL ASSETS	50,422,529	38,937,789	100,249,649	95,311,437	66,930,976	24,147,421

LIABILITIES:

Accrued distribution and service (Rule 12b-1) fees (Note 3)	10,910	9,930	25,059	21,872	15,759	5,876
Accrued fund accounting and administration fees (Note 3)	3,464	3,420	3,735	3,699	3,559	3,306
Directors’ fees (Note 3)	628	545	770	700	529	409
Accrued Chief Compliance Officer service fees (Note 3)	293	273	273	273	273	273
Accrued transfer agent fees (Note 3)	122	830	782	633	701	694
Payable for fund shares repurchased	31,863	1,867	1,626	36,495	8,459	3,943
Audit fees payable	13,210	13,091	12,999	13,024	13,101	13,155
Payable for securities purchased	—	8,862	51,263	36,444	38,740	20,175
Other payables and accrued expenses	794	576	661	416	552	955

TOTAL LIABILITIES	61,284	39,394	97,168	113,556	81,673	48,786

TOTAL NET ASSETS	$50,361,245	$38,898,395	$100,152,481	$95,197,881	$66,849,303	$24,098,635

NET ASSETS CONSIST OF:

Capital stock	45,842	35,400	93,241	87,619	58,331	20,839
Additional paid-in-capital	42,117,446	32,470,479	84,207,726	78,561,289	53,430,639	20,070,753
Distribution in excess of net investment income	(51,599)	(45,545)	(113,323)	(101,977)	(71,764)	(27,008)
Accumulated net realized gain on underlying series	1,368,888	2,749,277	4,463,552	3,735,905	306,046	43,993
Net unrealized appreciation on underlying series	6,880,668	3,688,784	11,501,285	12,915,045	13,126,051	3,990,058

TOTAL NET ASSETS	$50,361,245	$38,898,395	$100,152,481	$95,197,881	$66,849,303	$24,098,635

The accompanying notes are an integral part of the financial statements.	5

Statement of Assets and Liabilities (unaudited)

April 30, 2011

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050
Class K
Net Assets	$47,813,130	$29,998,063	$74,867,194	$79,159,563	$52,609,626	$19,917,463
Shares Outstanding	4,350,225	2,726,268	6,956,387	7,280,718	4,585,422	1,720,135
Net Asset Value, Offering Price, and Redemption Price per share	$10.99	$11.00	$10.76	$10.87	$11.47	$11.58
Class R
Net Assets	$388,031	$4,584,846	$15,504,684	$9,633,729	$11,431,001	$2,883,854
Shares Outstanding	35,599	419,679	1,454,753	891,405	1,002,534	250,548
Net Asset Value, Offering Price, and Redemption Price per share	$10.90	$10.92	$10.66	$10.81	$11.40	$11.51
Class C
Net Assets	$1,292,351	$2,433,086	$4,833,033	$2,747,605	$942,160	$1,004,150
Shares Outstanding	119,636	223,614	454,755	255,541	83,311	88,074
Net Asset Value, Offering Price, and Redemption Price per share	$10.80	$10.88	$10.63	$10.75	$11.31	$11.40
Class I
Net Assets	$867,733	$1,882,400	$4,947,570	$3,656,984	$1,866,516	$293,168
Shares Outstanding	78,729	170,419	458,172	334,197	161,837	25,172
Net Asset Value, Offering Price, and Redemption Price per share	$11.02	$11.05	$10.80	$10.94	$11.53	$11.65

*At identified cost	$43,483,279	$35,210,835	$88,574,801	$82,297,853	$53,731,131	$20,105,279

6	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2011

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050
INVESTMENT INCOME:

Income distributions from underlying series	$1,244,006	$464,031	$1,244,594	$914,913	$347,397	$121,091

EXPENSES:

Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	58,103	35,641	85,917	90,769	59,266	21,746
Distribution and services (Rule 12b-1) fees (Class C) (Note 3)	6,114	12,034	22,253	12,450	4,535	4,754
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	942	10,302	34,743	20,952	24,888	6,391
Fund accounting and administration fees (Note 3)	21,460	21,283	22,045	21,984	21,607	21,023
Directors’ fees (Note 3)	992	744	1,488	1,240	992	371
Transfer agent fees (Note 3)	4,092	4,054	4,969	4,669	4,315	4,113
Chief Compliance Officer service fees (Note 3)	1,378	1,382	1,382	1,382	1,382	1,382
Registration and filing fees	23,154	22,982	23,438	23,637	23,083	22,792
Audit fees	8,713	8,662	8,687	8,662	8,662	8,662
Legal fees	2,151	2,151	2,151	2,152	2,151	2,151
Custodian fees	904	952	1,673	1,816	929	919
Miscellaneous	2,447	2,579	3,909	3,458	2,871	2,275

Total Expenses	130,450	122,766	212,655	193,171	154,681	96,579
Less reduction of expenses (Note 3)	(53,125)	(55,641)	(46,915)	(47,302)	(51,050)	(58,416)

Net Expenses	77,325	67,125	165,740	145,869	103,631	38,163

NET INVESTMENT INCOME	1,166,681	396,906	1,078,854	769,044	243,766	82,928

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:

Net realized gain on underlying series	1,371,284	2,752,699	4,472,704	3,749,584	313,816	47,040
Net change in unrealized appreciation/ depreciation on underlying series	(756,667)	(646,064)	2,724,727	5,107,944	7,372,924	2,670,436

NET REALIZED AND UNREALIZED GAIN ON UNDERLYING SERIES	614,617	2,106,635	7,197,431	8,857,528	7,686,740	2,717,476

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,781,298	$2,503,541	$8,276,285	$9,626,572	$7,930,506	$2,800,404

The accompanying notes are an integral part of the financial statements.	7

Statements of Changes in Net Assets

	Target Income		Target 2010		Target 2020
	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,166,681	$827,426	$396,906	$351,088	$1,078,854	$916,620
Net realized gain on underlying series	1,371,284	511,837	2,752,699	674,697	4,472,704	2,862,910
Net change in unrealized appreciation/depreciation on underlying series	(756,667)	3,565,063	(646,064)	2,454,350	2,724,727	5,060,321

Net increase from operations	1,781,298	4,904,326	2,503,541	3,480,135	8,276,285	8,839,851

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(1,267,178)	(807,484)	(389,781)	(260,461)	(1,004,839)	(652,921)
From net investment income (Class R)	(8,581)	(1,805)	(49,332)	(30,890)	(184,981)	(96,319)
From net investment income (Class C)	(28,952)	(7,538)	(24,168)	(12,836)	(52,453)	(32,396)
From net investment income (Class I)	(8,427)	(4,468)	(21,905)	(14,208)	(64,870)	(50,997)
From net realized gain on investments (Class K)	(492,224)	(146,108)	(529,696)	(33,958)	(2,143,359)	(62,557)
From net realized gain on investments (Class R)	(3,558)	(189)	(72,781)	(4,015)	(426,909)	(8,716)
From net realized gain on investments (Class C)	(12,892)	(1,727)	(43,987)	(3,071)	(140,279)	(5,355)
From net realized gain on investments (Class I)	(3,135)	(614)	(27,355)	(1,415)	(128,095)	(4,520)

Total distributions to shareholders	(1,824,947)	(969,933)	(1,159,005)	(360,854)	(4,145,785)	(913,781)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	1,679,764	2,233,393	2,282,750	14,145,573	11,902,451	41,491,953

Net increase in net assets	1,636,115	6,167,786	3,627,286	17,264,854	16,032,951	49,418,023

NET ASSETS:

Beginning of period	48,725,130	42,557,344	35,271,109	18,006,255	84,119,530	34,701,507

End of period[1]	$50,361,245	$48,725,130	$38,898,395	$35,271,109	$100,152,481	$84,119,530

[1] Including (distributions in excess of net investment income) and undistributed net investment income of:
	(51,599)	94,858	(45,545)	42,735	(113,323)	114,966

8	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Target 2030		Target 2040		Target 2050
	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$769,044	$513,666	$243,766	$167,644	$82,928	$31,565
Net realized gain on underlying series	3,749,584	2,369,522	313,816	513,686	47,040	36,638
Net change in unrealized appreciation on underlying series	5,107,944	4,842,147	7,372,924	4,297,538	2,670,436	1,289,112

Net increase from operations	9,626,572	7,725,335	7,930,506	4,978,868	2,800,404	1,357,315

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class K)	(815,052)	(387,868)	(281,697)	(112,496)	(98,874)	(21,109)
From net investment income (Class R)	(78,733)	(22,289)	(47,702)	(23,144)	(12,071)	(4,197)
From net investment income (Class C)	(20,788)	(7,995)	(2,590)	(1,401)	(3,344)	(169)
From net investment income (Class I)	(40,383)	(26,729)	(9,081)	(6,411)	(1,019)	(718)
From net realized gain on investments (Class K)	(1,998,432)	(78,169)	(405,747)	(42,807)	(29,662)	(10,313)
From net realized gain on investments (Class R)	(212,808)	(3,056)	(81,999)	(9,808)	(4,292)	(5,129)
From net realized gain on investments (Class C)	(68,377)	(3,577)	(8,299)	(1,490)	(1,754)	(1,001)
From net realized gain on investments (Class I)	(89,785)	(5,186)	(10,967)	(2,126)	(255)	(703)

Total distributions to shareholders	(3,324,358)	(534,869)	(848,082)	(199,683)	(151,271)	(43,339)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	10,336,292	45,093,229	7,239,834	33,495,044	3,081,495	15,228,648

Net increase in net assets	16,638,506	52,283,695	14,322,258	38,274,229	5,730,628	16,542,624

NET ASSETS:

Beginning of period	78,559,375	26,275,680	52,527,045	14,252,816	18,368,007	1,825,383

End of period[1]	$95,197,881	$78,559,375	$66,849,303	$52,527,045	$24,098,635	$18,368,007

[1] Including (distributions in excess of net investment income) and undistributed net investment income of:
	(101,977)	83,935	(71,764)	25,540	(27,008)	5,372

The accompanying notes are an integral part of the financial statements.	9

Financial Highlights

Target Income Series Class K	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.02	$10.13	$9.30	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.26	0.19	0.03	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.13	0.92	1.04	(0.69)

Total from investment operations	0.39	1.11	1.07	(0.70)

Less distributions to shareholders:
From net investment income	(0.30)	(0.19)	(0.24)	—
From net realized gain on investments	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.42)	(0.22)	(0.24)	—

Net asset value - End of period	$10.99	$11.02	$10.13	$9.30

Net assets - End of period (000’s omitted)	$47,813	$46,886	$42,116	$70,620 [3]

Total return[4]	3.67%	11.22%	11.80%	(7.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.28%[7,8]	0.30%[8]	0.30%[6,8]
Net investment income (loss)	4.85%[6]	1.83%	0.31%	(0.27%)[6]
Series portfolio turnover[9]	5%	9%	13%	0%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.22%[5,6]	0.25%[8]	0.41%[8]	1,571%[6,8,10]

Target Income Series Class R	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.93	$10.08	$9.29	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.21	0.09	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series	0.16	0.99	1.09	(0.73)

Total from investment operations	0.37	1.08	1.04	(0.71)

Less distributions to shareholders:
From net investment income	(0.28)	(0.20)	(0.25)	—
From net realized gain on investments	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.40)	(0.23)	(0.25)	—

Net asset value - End of period	$10.90	$10.93	$10.08	$9.29

Net assets - End of period (000’s omitted)	$388	$347	$54	$93 [3]

Total return[4]	3.51%	10.97%	11.44%	(7.10%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.54%[7,8]	0.55%[8]	0.55%[6,8]
Net investment income (loss)	4.00%[6]	0.81%	(0.51%)	0.34%[6]
Series portfolio turnover[9]	5%	9%	13%	0%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.22%[5,6]	0.37%[8]	169.34%[8]	43,127%[6,8,10]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]	Represents the whole number without rounding to the 000’s.
[4]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[5]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.67%.
[6]	Annualized.
[7]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[8]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.
[9]	Reflects activity of the Series and does not include the activity of the underlying series.
[10]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target Income Series Class C	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.84	$10.00	$9.26	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.21	0.07	(0.03)	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.13	0.95	1.02	(0.73)

Total from investment operations	0.34	1.02	0.99	(0.74)

Less distributions to shareholders:
From net investment income	(0.26)	(0.15)	(0.25)	—
From net realized gain on investments	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.38)	(0.18)	(0.25)	—

Net asset value - End of period	$10.80	$10.84	$10.00	$9.26

Net assets - End of period (000’s omitted)	$1,292	$1,195	$330	$93 [3]

Total return[4]	3.26%	10.38%	10.91%	(7.40%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[5,6]	0.99%[7,8]	1.05%[8]	1.05%[6,8]
Net investment income (loss)	3.99%[6]	0.66%	(0.30%)	(0.15%)[6]
Series portfolio turnover[9]	5%	9%	13%	0%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.22%[5,6]	0.29%[8]	10.70%[8]	43,147%[6,8,10]

Target Income Series Class I	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.05	$10.17	$9.32	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.14	0.19	0.06	0.05
Net realized and unrealized gain (loss) on underlying series	0.26	0.94	1.04	(0.73)

Total from investment operations	0.40	1.13	1.10	(0.68)

Less distributions to shareholders:
From net investment income	(0.31)	(0.22)	(0.25)	—
From net realized gain on investments	(0.12)	(0.03)	—	—

Total distributions to shareholders	(0.43)	(0.25)	(0.25)	—

Net asset value - End of period	$11.02	$11.05	$10.17	$9.32

Net assets - End of period (000’s omitted)	$868	$298	$58	$93 [3]

Total return[4]	3.79%	11.44%	12.06%	(6.80%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[8]	0.05%[8]	0.05%[6,8]
Net investment income	2.58%[6]	1.85%	0.66%	0.85%[6]
Series portfolio turnover[9]	5%	9%	13%	0%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.22%[5,6]	0.33%[8]	54.69%[8]	43,107%[6,8,10]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]	Represents the whole number without rounding to the 000’s.

[4]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[5]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.67%.
[6]	Annualized.
[7]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[8]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.
[9]	Reflects activity of the Series and does not include the activity of the underlying series.
[10]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.	11

Financial Highlights

Target 2010 Series Class K	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.64	$9.58	$8.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.12	0.12	0.02	(0.01)
Net realized and unrealized gain (loss) on underlying series	0.59	1.10	1.15	(1.38)

Total from investment operations	0.71	1.22	1.17	(1.39)

Less distributions to shareholders:
From net investment income	(0.15)	(0.14)	(0.20)	—
From net realized gain on investments	(0.20)	(0.02)	—	—

Total distributions to shareholders	(0.35)	(0.16)	(0.20)	—

Net asset value - End of period	$11.00	$10.64	$9.58	$8.61

Net assets - End of period (000’s omitted)	$29,998	$27,904	$15,782	$101,213 [3]

Total return[4]	6.93%	12.85%	13.97%	(13.90%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.29%[7,8]	0.30%[9]	0.30%[6,9]
Net investment income (loss)	2.26%[6]	1.20%	0.19%	(0.28%)[6]
Series portfolio turnover[10]	27%	11%	9%	0%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.30%[5,6]	0.42%[8]	1.31%[9]	1,071%[6,9,11]

Target 2010 Series Class R	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.57	$9.54	$8.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.12	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series	0.59	1.07	1.18	(1.41)

Total from investment operations	0.69	1.19	1.13	(1.39)

Less distributions to shareholders:
From net investment income	(0.14)	(0.14)	(0.20)	—
From net realized gain on investments	(0.20)	(0.02)	—	—

Total distributions to shareholders	(0.34)	(0.16)	(0.20)	—

Net asset value - End of period	$10.92	$10.57	$9.54	$8.61

Net assets - End of period (000’s omitted)	$4,585	$3,655	$284	$86 [3]

Total return[4]	6.76%	12.64%	13.54%	(13.90%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.52%[7,8]	0.55%[9]	0.55%[6,9]
Net investment income (loss)	1.87%[6]	1.16%	(0.55%)	0.36%[6]
Series portfolio turnover[10]	27%	11%	9%	0%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.30%[5,6]	0.41%[8]	25.36%[9]	42,882%[6,9,11]

[1]	Commencement of operations.

[2]	Calculated based on average shares outstanding during the period.
[3]	Represents the whole number without rounding to the 000’s.
[4]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[5]

Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

[6]	Annualized.
[7]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[8]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.
[9]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.
[10]	Reflects activity of the Series and does not include the activity of the underlying series.
[11]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

12	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2010 Series Class C	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.53	$9.49	$8.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.06	(0.01)	(0.05)
Net realized and unrealized gain (loss) on underlying series	0.58	1.08	1.10	(1.37)

Total from investment operations	0.66	1.14	1.09	(1.42)

Less distributions to shareholders:
From net investment income	(0.11)	(0.08)	(0.18)	—
From net realized gain on investments	(0.20)	(0.02)	—	—

Total distributions to shareholders	(0.31)	(0.10)	(0.18)	—

Net asset value - End of period	$10.88	$10.53	$9.49	$8.58

Net assets - End of period (000’s omitted)	$2,433	$2,247	$1,471	$98,226 [3]

Total return[4]	6.51%	12.12%	13.13%	(14.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[5,6]	0.98%[7,8]	1.05%[9]	1.05%[6,9]
Net investment income (loss)	1.44%[6]	0.58%	(0.12%)	(1.03%)[6]
Series portfolio turnover[10]	27%	11%	9%	0%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.30%[5,6]	0.44%[8]	5.01%[9]	919%[6,9,11]

Target 2010 Series Class I	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.68	$9.62	$8.63	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13	0.14	0.07	0.05
Net realized and unrealized gain (loss) on underlying series	0.60	1.10	1.12	(1.42)

Total from investment operations	0.73	1.24	1.19	(1.37)

Less distributions to shareholders:
From net investment income	(0.16)	(0.16)	(0.20)	—
From net realized gain on investments	(0.20)	(0.02)	—	—

Total distributions to shareholders	(0.36)	(0.18)	(0.20)	—

Net asset value - End of period	$11.05	$10.68	$9.62	$8.63

Net assets - End of period (000’s omitted)	$1,882	$1,465	$469	$159 [3]

Total return[4]	7.13%	13.10%	14.23%	(13.70%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[8]	0.05%[9]	0.05%[6,9]
Net investment income	2.39%[6]	1.44%	0.83%	0.86%[6]
Series portfolio turnover[10]	27%	11%	9%	0%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.30%[5,6]	0.43%[8]	8.26%[9]	42,439%[6,9,11]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]	Represents the whole number without rounding to the 000’s.
[4]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[5]

Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

[6]	Annualized.
[7]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[8]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.84%.
[9]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.
[10]	Reflects activity of the Series and does not include the activity of the underlying series.
[11]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.	13

Financial Highlights

Target 2020 Series Class K	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.33	$9.16	$8.14	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13	0.13	0.02	0.04
Net realized and unrealized gain (loss) on underlying series	0.80	1.23	1.21	(1.90)

Total from investment operations	0.93	1.36	1.23	(1.86)

Less distributions to shareholders:
From net investment income	(0.16)	(0.17)	(0.21)	—
From net realized gain on investments	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.50)	(0.19)	(0.21)	—

Net asset value - End of period	$10.76	$10.33	$9.16	$8.14

Net assets - End of period (000’s omitted)	$74,867	$64,613	$30,089	$157 [3]

Total return[4]	9.43%	14.89%	15.72%	(18.60%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.29%[7,8]	0.30%[9]	0.30%[6,9]
Net investment income	2.44%[6]	1.38%	0.28%	0.74%[6]
Series portfolio turnover[10]	23%	20%	9%	31%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.10%[5,6]	0.17%[8]	0.72%[9]	34,421%[6,9,11]

Target 2020 Series Class R	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.24	$9.10	$8.13	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.12	(0.05)	0.04
Net realized and unrealized gain (loss) on underlying series	0.80	1.21	1.23	(1.91)

Total from investment operations	0.91	1.33	1.18	(1.87)

Less distributions to shareholders:
From net investment income	(0.15)	(0.17)	(0.21)	—
From net realized gain on investments	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.49)	(0.19)	(0.21)	—

Net asset value - End of period	$10.66	$10.24	$9.10	$8.13

Net assets - End of period (000’s omitted)	$15,505	$12,229	$562	$81 [3]

Total return[4]	9.28%	14.72%	15.13%	(18.70%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.52%[7,8]	0.55%[9]	0.55%[6,9]
Net investment income (loss)	2.12%[6]	1.25%	(0.54%)	0.62%[6]
Series portfolio turnover[10]	23%	20%	9%	31%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.10%[5,6]	0.18%[8]	14.54%[9]	38,136%[6,9,11]

[1]	Commencement of operations.

[2]	Calculated based on average shares outstanding during the period.
[3]	Represents the whole number without rounding to the 000’s.
[4]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[5]

Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

[6]	Annualized.
[7]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[8]

Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

[9]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.
[10]	Reflects activity of the Series and does not include the activity of the underlying series.
[11]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

14	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2020 Series Class C	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.21	$9.06	$8.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.10	0.02	(0.05)
Net realized and unrealized gain (loss) on underlying series	0.80	1.18	1.13	(1.85)

Total from investment operations	0.89	1.28	1.15	(1.90)

Less distributions to shareholders:
From net investment income	(0.13)	(0.11)	(0.19)	—
From net realized gain on investments	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.47)	(0.13)	(0.19)	—

Net asset value - End of period	$10.63	$10.21	$9.06	$8.10

Net assets - End of period (000’s omitted)	$4,833	$3,803	$2,123	$228,171 [3]

Total return[4]	8.98%	14.24%	14.74%	(19.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[5,6]	0.98%[7,8]	1.05%[9]	1.05%[6,9]
Net investment income (loss)	1.68%[6]	1.03%	0.25%	(1.05%)[6]
Series portfolio turnover[10]	23%	20%	9%	31%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.10%[5,6]	0.18%[8]	3.08%[9]	158%[6,9,11]

Target 2020 Series Class I	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.37	$9.19	$8.15	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.14	0.18	0.10	— [12]
Net realized and unrealized gain (loss) on underlying series	0.80	1.21	1.15	(1.85)

Total from investment operations	0.94	1.39	1.25	(1.85)

Less distributions to shareholders:
From net investment income	(0.17)	(0.19)	(0.21)	—
From net realized gain on investments	(0.34)	(0.02)	—	—

Total distributions to shareholders	(0.51)	(0.21)	(0.21)	—

Net asset value - End of period	$10.80	$10.37	$9.19	$8.15

Net assets - End of period (000’s omitted)	$4,948	$3,474	$1,927	$51,467 [3]

Total return[4]	9.53%	15.24%	15.98%	(18.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[8]	0.05%[9]	0.05%[6,9]
Net investment income (loss)	2.62%[6]	1.89%	1.22%	(0.02%)[6]
Series portfolio turnover[10]	23%	20%	9%	31%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.10%[5,6]	0.19%[8]	2.90%[9]	871%[6,9,11]

[1]	Commencement of operations.

[2]	Calculated based on average shares outstanding during the period.
[3]	Represents the whole number without rounding to the 000’s.
[4]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[5]

Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

[6]	Annualized.
[7]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[8]

Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.84% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

[9]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.
[10]	Reflects activity of the Series and does not include the activity of the underlying series.
[11]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.
[12]	Less than $0.01.

The accompanying notes are an integral part of the financial statements.	15

Financial Highlights

Target 2030 Series Class K	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.15	$8.85	$7.81	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.09	0.08	0.01	0.03
Net realized and unrealized gain (loss) on underlying series	1.05	1.36	1.20	(2.22)

Total from investment operations	1.14	1.44	1.21	(2.19)

Less distributions to shareholders:
From net investment income	(0.12)	(0.11)	(0.17)	—
From net realized gain on investments	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.42)	(0.14)	(0.17)	—

Net asset value - End of period	$10.87	$10.15	$8.85	$7.81

Net assets - End of period (000’s omitted)	$79,160	$66,235	$23,597	$118 [3]

Total return[4]	11.68%	16.34%	16.05%	(21.90%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.29%[7,8]	0.30%[9]	0.30%[6,9]
Net investment income	1.83%[6]	0.87%	0.14%	0.54%[6]
Series portfolio turnover[10]	22%	15%	9%	—%[11]

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.11%[5,6]	0.20%[8]	0.97%[9]	37,175%[6,9,12]

Target 2030 Series Class R	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.09	$8.83	$7.79	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.06	(0.05)	0.02
Net realized and unrealized gain (loss) on underlying series	1.06	1.35	1.26	(2.23)

Total from investment operations	1.13	1.41	1.21	(2.21)

Less distributions to shareholders:
From net investment income	(0.11)	(0.12)	(0.17)	—
From net realized gain on investments	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.41)	(0.15)	(0.17)	—

Net asset value - End of period	$10.81	$10.09	$8.83	$7.79

Net assets - End of period (000’s omitted)	$9,634	$7,162	$328	$78 [3]

Total return[4]	11.63%	16.01%	16.09%	(22.10%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.54%[7,8]	0.55%[9]	0.55%[6,9]
Net investment income (loss)	1.40%[6]	0.68%	(0.53%)	0.31%[6]
Series portfolio turnover[10]	22%	15%	9%	—%[11]

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.11%[5,6]	0.18%[8]	28.67%[9]	38,768%[6,9,12]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.

[3]	Represents the whole number without rounding to the 000’s.
[4]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[5]

Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

[6]	Annualized.
[7]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[8]

Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

[9]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.
[10]	Reflects activity of the Series and does not include the activity of the underlying series.
[11]	Less than 1%.
[12]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

16	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2030 Series Class C	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.05	$8.78	$7.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.03	(0.02)	(0.01)
Net realized and unrealized gain (loss) on underlying series	1.04	1.33	1.19	(2.22)

Total from investment operations	1.09	1.36	1.17	(2.23)

Less distributions to shareholders:
From net investment income	(0.09)	(0.06)	(0.16)	—
From net realized gain on investments	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.39)	(0.09)	(0.16)	—

Net asset value - End of period	$10.75	$10.05	$8.78	$7.77

Net assets - End of period (000’s omitted)	$2,748	$2,231	$1,034	$78 [3]

Total return[4]	11.25%	15.50%	15.57%	(22.30%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[5,6]	1.00%[7,8]	1.05%[9]	1.05%[6,9]
Net investment income (loss)	1.05%[6]	0.31%	(0.22%)	(0.17%)[6]
Series portfolio turnover[10]	22%	15%	9%	—%[11]

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.11%[5,6]	0.22%[8]	5.84%[9]	38,789%[6,9,12]

Target 2030 Series Class I	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.21	$8.90	$7.82	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.11	0.13	0.11	0.01
Net realized and unrealized gain (loss) on underlying series	1.05	1.35	1.14	(2.19)

Total from investment operations	1.16	1.48	1.25	(2.18)

Less distributions to shareholders:
From net investment income	(0.13)	(0.14)	(0.17)	—
From net realized gain on investments	(0.30)	(0.03)	—	—

Total distributions to shareholders	(0.43)	(0.17)	(0.17)	—

Net asset value - End of period	$10.94	$10.21	$8.90	$7.82

Net assets - End of period (000’s omitted)	$3,657	$2,932	$1,316	$12,591 [3]

Total return[4]	11.74%	16.76%	16.56%	(21.80%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[8]	0.05%[9]	0.05%[6,9]
Net investment income	2.06%[6]	1.34%	1.37%	0.16%[6]
Series portfolio turnover[10]	22%	15%	9%	—%[11]

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.11%[5,6]	0.22%[8]	6.18%[9]	14,979%[6,9,12]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.

[3]	Represents the whole number without rounding to the 000’s.
[4]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[5]

Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

[6]	Annualized.
[7]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[8]

Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratios of the underlying series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

[9]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.
[10]	Reflects activity of the Series and does not include the activity of the underlying series.
[11]	Less than 1%.
[12]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.	17

Financial Highlights

Target 2040 Series Class K	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.20	$8.79	$7.58	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.05	0.04	— [3]	0.02
Net realized and unrealized gain (loss) on underlying series	1.38	1.46	1.36	(2.44)

Total from investment operations	1.43	1.50	1.36	(2.42)

Less distributions to shareholders:
From net investment income	(0.07)	(0.06)	(0.15)	—
From net realized gain on investments	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.16)	(0.09)	(0.15)	—

Net asset value - End of period	$11.47	$10.20	$8.79	$7.58

Net assets - End of period (000’s omitted)	$52,610	$42,417	$12,880	$76 [4]

Total return[5]	14.17%	17.10%	18.60%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[6,7]	0.29%[8,9]	0.30%[9]	0.30%[6,9]
Net investment income	0.87%[6]	0.43%	0.05%	0.40%[6]
Series portfolio turnover[10]	1%	4%	7%	—%[11]

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.17%[6,7]	0.32%[9]	2.10%[9]	28,865%[6,9,12]

Target 2040 Series Class R	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.14	$8.76	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.04	(0.02)	0.01
Net realized and unrealized gain (loss) on underlying series	1.37	1.43	1.35	(2.43)

Total from investment operations	1.40	1.47	1.33	(2.42)

Less distributions to shareholders:
From net investment income	(0.05)	(0.06)	(0.15)	—
From net realized gain on investments	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.14)	(0.09)	(0.15)	—

Net asset value - End of period	$11.40	$10.14	$8.76	$7.58

Net assets - End of period (000’s omitted)	$11,431	$8,168	$504	$76 [4]

Total return[5]	14.04%	16.85%	18.21%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[6,7]	0.52%[8,9]	0.55%[9]	0.55%[6,9]
Net investment income (loss)	0.57%[6]	0.40%	(0.21%)	0.14%[6]
Series portfolio turnover[10]	1%	4%	7%	—%[11]

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.17%[6,7]	0.31%[9]	16.27%[9]	28,865%[6,9,12]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.

[3]	Less than $0.01.
[4]	Represents the whole number without rounding to the 000’s.
[5]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[6]	Annualized.
[7]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.
[8]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[9]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.
[10]	Reflects activity of the Series and does not include the activity of the underlying series.
[11]	Less than 1%.
[12]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

18	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2040 Series Class C	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.06	$8.70	$7.55	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	(0.01)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on underlying series	1.36	1.43	1.36	(2.43)

Total from investment operations	1.37	1.42	1.30	(2.45)

Less distributions to shareholders:
From net investment income	(0.03)	(0.03)	(0.15)	—
From net realized gain on investments	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.12)	(0.06)	(0.15)	—

Net asset value - End of period	$11.31	$10.06	$8.70	$7.55

Net assets - End of period (000’s omitted)	$942	$875	$440	$75 [3]

Total return[4]	13.77%	16.32%	17.88%	(24.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[5,6]	0.99%[7,8]	1.05%[8]	1.05%[5,8]
Net investment income (loss)	0.19%[5]	(0.12%)	(0.65%)	(0.36%)[5]
Series portfolio turnover[9]	1%	4%	7%	—%[10]

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.17%[5,6]	0.37%[8]	15.19%[8]	28,898%[5,8,11]

Target 2040 Series Class I	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.26	$8.83	$7.60	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.05	0.08	0.07	— [12]
Net realized and unrealized gain (loss) on underlying series	1.39	1.46	1.32	(2.40)

Total from investment operations	1.44	1.54	1.39	(2.40)

Less distributions to shareholders:
From net investment income	(0.08)	(0.08)	(0.16)	—
From net realized gain on investments	(0.09)	(0.03)	—	—

Total distributions to shareholders	(0.17)	(0.11)	(0.16)	—

Net asset value - End of period	$11.53	$10.26	$8.83	$7.60

Net assets - End of period (000’s omitted)	$1,867	$1,066	$428	$28,539 [3]

Total return[4]	14.23%	17.52%	18.86%	(24.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[8]	0.05%[8]	0.05%[5,8]
Net investment income (loss)	0.96%[5]	0.84%	0.93%	(0.04%)[5]
Series portfolio turnover[9]	1%	4%	7%	—%[10]

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.17%[5,6]	0.36%[8]	18.65%[8]	767%[5,8,11]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.

[3]	Represents the whole number without rounding to the 000’s.
[4]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[5]	Annualized.
[6]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.
[7]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[8]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.
[9]	Reflects activity of the Series and does not include the activity of the underlying series.
[10]	Less than 1%.
[11]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.
[12]	Less than $0.01.

The accompanying notes are an integral part of the financial statements.	19

Financial Highlights

Target 2050 Series Class K	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.22	$8.85	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.03	(0.02)	0.02
Net realized and unrealized gain (loss) on underlying series	1.39	1.48	1.52	(2.44)

Total from investment operations	1.44	1.51	1.50	(2.42)

Less distributions to shareholders:
From net investment income	(0.06)	(0.06)	(0.23)	—
From net realized gain on investments	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.08)	(0.14)	(0.23)	—

Net asset value - End of period	$11.58	$10.22	$8.85	$7.58

Net assets - End of period (000’s omitted)	$19,917	$15,242	$1,047	$76 [3]

Total return[4]	14.20%	17.16%	20.71%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7,8]	0.30%[8]	0.30%[5,8]
Net investment income (loss)	0.85%[5]	0.28%	(0.24%)	0.40%[5]
Series portfolio turnover[9]	1%	3%	46%	1%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.55%[5,6]	1.07%[8]	25.10%[8]	35,232%[5,8,10]

Target 2050 Series Class R	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.16	$8.82	$7.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.03	(0.05)	0.01
Net realized and unrealized gain (loss) on underlying series	1.39	1.44	1.52	(2.43)

Total from investment operations	1.42	1.47	1.47	(2.42)

Less distributions to shareholders:
From net investment income	(0.05)	(0.05)	(0.23)	—
From net realized gain on investments	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.07)	(0.13)	(0.23)	—

Net asset value - End of period	$11.51	$10.16	$8.82	$7.58

Net assets - End of period (000’s omitted)	$2,884	$2,154	$601	$76 [3]

Total return[4]	14.08%	16.85%	20.31%	(24.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[5,6]	0.53%[7,8]	0.55%[8]	0.55%[5,8]
Net investment income (loss)	0.58%[5]	0.27%	(0.50%)	0.14%[5]
Series portfolio turnover[9]	1%	3%	46%	1%

*       The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.55%[5,6]	1.44%[8]	242.05%[8]	35,243%[5,8,10]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.

[3]	Represents the whole number without rounding to the 000’s.
[4]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[5]	Annualized.
[6]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.
[7]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[8]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.
[9]	Reflects activity of the Series and does not include the activity of the underlying series.
[10]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

20	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Target 2050 Series Class C	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.08	$8.75	$7.55	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	(0.04)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on underlying series	1.37	1.46	1.49	(2.43)

Total from investment operations	1.38	1.42	1.43	(2.45)

Less distributions to shareholders:
From net investment income	(0.04)	(0.01)	(0.23)	—
From net realized gain on investments	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.06)	(0.09)	(0.23)	—

Net asset value - End of period	$11.40	$10.08	$8.75	$7.55

Net assets - End of period (000’s omitted)	$1,004	$843	$99	$75 [3]

Total return[4]	13.70%	16.34%	19.84%	(24.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[5,6]	1.02%[7,8]	1.05%[8]	1.05%[5,8]
Net investment income (loss)	0.18%[5]	(0.44%)	(0.71%)	(0.36%)[5]
Series portfolio turnover[9]	1%	3%	46%	1%

*        The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.56%[5,6]	1.23%[8]	73.45%[8]	35,267%[5,8,10]

Target 2050 Series Class I	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Year Ended 10/31/09	For the Period 3/28/08[1] to 10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.28	$8.90	$7.60	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.05	0.07	0.16	— [11]
Net realized and unrealized gain (loss) on underlying series	1.42	1.47	1.37	(2.40)

Total from investment operations	1.47	1.54	1.53	(2.40)

Less distributions to shareholders:
From net investment income	(0.08)	(0.08)	(0.23)	—
From net realized gain on investments	(0.02)	(0.08)	—	—

Total distributions to shareholders	(0.10)	(0.16)	(0.23)	—

Net asset value - End of period	$11.65	$10.28	$8.90	$7.60

Net assets - End of period (000’s omitted)	$293	$129	$79	$17,863 [3]

Total return[4]	14.36%	17.40%	21.07%	(24.00%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[8]	0.05%[8]	0.05%[5,8]
Net investment income (loss)	0.89%[5]	0.76%	2.07%	(0.03%)[5]
Series portfolio turnover[9]	1%	3%	46%	1%

*        The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.54%[5,6]	1.90%[8]	141.53%[8]	1,903%[5,8,10]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]	Represents the whole number without rounding to the 000’s.
[4]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

[5]	Annualized.
[6]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.83%.
[7]

During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

[8]	Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.
[9]	Reflects activity of the Series and does not include the activity of the underlying series.
[10]	The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.
[11]	Less than $0.01.

The accompanying notes are an integral part of the financial statements.	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series and Target 2050 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “underlying series”) in order to meet its target asset allocations and investment style. The Series are designed to provide a single investment portfolio that adjusts over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolio becomes more conservative with a larger fixed-income investment component. The financial statements of the underlying series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue four classes of shares (Class K, R, C and I). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 10 million have been designated in each of the Series for Class C and I common stock and 40 million have been designated in each of the Series for Class K and R common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Investments in the underlying series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the underlying series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities,

22

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

	Target Income Series
Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$50,363,947	$50,363,947	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	50,363,947	50,363,947		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$50,363,947	$50,363,947	$—	$—

	Target 2010 Series
Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$38,899,619	$38,899,619	$—	$—
Other financial instruments*:	—	—	—	—

Total assets:	38,899,619	38,899,619		—

Liabilities:
Other financial instruments*:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$38,899,619	$38,899,619	$—	$—

23

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

	Target 2020 Series
Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$100,076,086	$100,076,086	$—	$—
Other financial instruments*:	—	—	—	—
Total assets:	100,076,086	100,076,086		—
Liabilities:
Other financial instruments*:	—	—	—	—
Total liabilities:	—	—	—	—
Total	$100,076,086	$100,076,086	$—	$—

	Target 2030 Series
Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$95,212,898	$95,212,898	$—	$—
Other financial instruments*:	—	—	—	—
Total assets:	95,212,898	95,212,898		—
Liabilities:
Other financial instruments*:	—	—	—	—
Total liabilities:	—	—	—	—
Total	$95,212,898	$95,212,898	$—	$—

	Target 2040 Series
Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$66,857,182	$66,857,182	$—	$—
Other financial instruments*:	—	—	—	—
Total assets:	66,857,182	66,857,182		—
Liabilities:
Other financial instruments*:	—	—	—	—
Total liabilities:	—	—	—	—
Total	$66,857,182	$66,857,182	$—	$—

24

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

	Target 2050 Series
Description	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$24,095,337	$24,095,337	$—	$—
Other financial instruments*:	—	—	—	—
Total assets:	24,095,337	24,095,337		—

Liabilities:
Other financial instruments*:	—	—	—	—
Total liabilities:	—	—	—	—

Total	$24,095,337	$24,095,337	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by any of the Series as of October 31, 2010 or April 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the underlying series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes

25

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2011, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2008 through October 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Series’ understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the underlying series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of

26

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2020, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of distribution and service fees, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the underlying series. For the six months ended April 30, 2011, the Advisor reimbursed expenses of $53,125 for Target Income Series, $55,641 for Target 2010 Series, $46,915 for Target 2020 Series, $47,302 for Target 2030 Series, $51,050 for Target 2040 Series and $58,416 for Target 2050 Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K, Class R and Class C shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares, 0.50% of average daily net assets attributable to Class R shares, and 1.00% of average daily net assets attributable to Class C shares. There are no distribution and services fees on the Class I shares of each Series. The fees are accrued daily and paid monthly.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The fee rates for these Series are as follows: An annual fee related to Fund Accounting and administration of 0.025% of the average daily net assets with an annual base fee of $40,500 per Series. Transfer Agent Fees are charged to the Fund on a per account basis. Additionally, certain cusip-based and out-of-pocket expenses are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2011, purchases and sales of underlying series were as follows:

Series	Purchases	Sales
Target Income Series	$4,304,518	$2,273,112
Target 2010 Series	11,969,477	9,846,299
Target 2020 Series	30,252,986	21,233,286
Target 2030 Series	27,226,969	19,465,325
Target 2040 Series	7,416,389	793,931
Target 2050 Series	3,231,458	220,520

27

Notes to Financial Statements (unaudited)

5.	INVESTMENTS IN AFFILIATED ISSUERS

A summary of the Funds’ transactions in the shares of affiliated issuers during the six months ended April 30, 2011 is set forth below:

Target Income Series	Value at 10/31/10	Purchase Cost	Sales Proceeds	Value at 4/30/11	Shares Held at 4/30/11	Dividend Income 10/31/10 through 4/30/11	Net Realized Gain 10/31/10 through 4/30/11
Manning & Napier Pro-Blend® Conservative Term Series - Class I	$48,747,964	$4,304,518	$2,273,112	$50,363,947	4,616,310	$1,244,006	$1,371,284

	$48,747,964	$4,304,518	$2,273,112	$50,363,947	4,616,310	$1,244,006	$1,371,284

Target 2010 Series	Value at 10/31/10	Purchase Cost	Sales Proceeds	Value at 4/30/11	Shares Held at 4/30/11	Dividend Income 10/31/10 through 4/30/11	Net Realized Gain 10/31/10 through 4/30/11
Manning & Napier Pro-Blend® Moderate Term Series - Class I	$35,284,308	$4,284,984	$9,554,255	$31,218,946	$2,827,803	$464,031	$2,747,203
Manning & Napier Pro-Blend® Conservative Term Series - Class I	—	7,684,493	292,044	7,680,673	704,003	—	5,496

	$35,284,308	$11,969,477	$9,846,299	$38,899,619	$3,531,806	$464,031	$2,752,699

Target 2020 Series	Value at 10/31/10	Purchase Cost	Sales Proceeds	Value at 4/30/11	Shares Held at 4/30/11	Dividend Income 10/31/10 through 4/30/11	Net Realized Gain 10/31/10 through 4/30/11
Manning & Napier Pro-Blend® Extended Term Series - Class I	$67,490,359	$8,109,106	$20,290,818	$60,388,946	5,416,049	$1,016,451	$4,103,027
Manning & Napier Pro-Blend® Moderate Term Series - Class I	16,670,719	22,143,880	942,468	39,687,140	3,594,850	228,143	369,677

	$84,161,078	$30,252,986	$21,233,286	$100,076,086	$9,010,899	$1,244,594	$4,472,704

28

Notes to Financial Statements (unaudited)

5.	INVESTMENTS IN AFFILIATED ISSUERS (continued)

Target 2030 Series	Value at 10/31/10	Purchase Cost	Sales Proceeds	Value at 4/30/11	Shares Held at 4/30/11	Dividend Income 10/31/10 through 4/30/11	Net Realized Gain 10/31/10 through 4/30/11
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$31,260,145	$2,867,402	$18,093,615	$19,292,521	1,677,611	$204,716	$3,315,241
Manning & Napier Pro-Blend® Extended Term Series - Class I	47,333,581	24,359,567	1,371,710	75,920,377	6,809,002	710,197	434,343

	$78,593,726	$27,226,969	$19,465,325	$95,212,898	8,486,613	$914,913	$3,749,584

Target 2040 Series	Value at 10/31/10	Purchase Cost	Sales Proceeds	Value at 4/30/11	Shares Held at 4/30/11	Dividend Income 10/31/10 through 4/30/11	Net Realized Gain 10/31/10 through 4/30/11
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$52,547,985	$7,416,389	$793,931	$66,857,182	5,813,668	$347,397	$313,816

	$52,547,985	$7,416,389	$793,931	$66,857,182	5,813,668	$347,397	$313,816

Target 2050 Series	Value at 10/31/10	Purchase Cost	Sales Proceeds	Value at 4/30/11	Shares Held at 4/30/11	Dividend Income 10/31/10 through 4/30/11	Net Realized Gain 10/31/10 through 4/30/11
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$18,366,922	$3,231,458	$220,520	$24,095,337	2,095,247	$121,091	$47,040

	$18,366,922	$3,231,458	$220,520	$24,095,337	2,095,247	$121,091	$47,040

6.	CAPITAL STOCK TRANSACTIONS

Transactions in Class K, Class R, Class C and Class I shares:

Target Income Series:	For the Six Months Ended 4/30/11 Class K		For the Year Ended 10/31/10 Class K		For the Six Months Ended 4/30/11 Class R		For the Year Ended 10/31/10 Class R
Sold	168,051	$1,811,926	448,219	$4,604,788	15,504	$165,762	32,298	$334,064
Reinvested	168,106	1,758,393	93,872	953,592	1,024	10,624	107	1,091
Repurchased	(239,988)	(2,583,532)	(443,760)	(4,605,012)	(12,672)	(136,251)	(5,980)	(65,129)

Total	96,169	$986,787	98,331	$953,368	3,856	$40,135	26,425	$270,026

29

Notes to Financial Statements (unaudited)

6.	CAPITAL STOCK TRANSACTIONS (continued)

Target Income Series:	For the Six Months Ended 4/30/11 Class C		For the Year Ended 10/31/10 Class C		For the Six Months Ended 4/30/11 Class I		For the Year Ended 10/31/10 Class I
Sold	7,207	$76,170	86,050	$881,565	57,310	$613,922	27,493	$284,781
Reinvested	3,363	34,670	556	5,571	1,103	11,563	499	5,082
Repurchased	(1,185)	(12,548)	(9,325)	(94,978)	(6,605)	(70,935)	(6,772)	(72,022)

Total	9,385	$98,292	77,281	$792,158	51,808	$554,550	21,220	$217,841

Target 2010 Series:	For the Six Months Ended 4/30/11 Class K		For the Year Ended 10/31/10 Class K		For the Six Months Ended 4/30/11 Class R		For the Year Ended 10/31/10 Class R
Sold	157,069	$1,668,812	1,243,416	$12,287,574	189,689	$1,995,944	375,115	$3,683,609
Reinvested	89,357	919,477	30,080	294,419	11,948	122,114	3,588	34,905
Repurchased	(142,848)	(1,526,919)	(297,763)	(2,998,485)	(127,886)	(1,351,235)	(62,518)	(626,115)

Total	103,578	$1,061,370	975,733	$9,583,508	73,751	$766,823	316,185	$3,092,399

Target 2010 Series:	For the Six Months Ended 4/30/11 Class C		For the Year Ended 10/31/10 Class C		For the Six Months Ended 4/30/11 Class I		For the Year Ended 10/31/10 Class I
Sold	34,045	$357,377	134,180	$1,323,150	37,634	$403,714	125,923	$1,266,774
Reinvested	6,272	63,974	1,573	15,238	4,773	49,259	1,590	15,623
Repurchased	(30,172)	(321,205)	(77,293)	(756,993)	(9,180)	(98,562)	(39,049)	(394,126)

Total	10,145	$100,146	58,460	$581,395	33,227	$354,411	88,464	$888,271

Target 2020 Series:	For the Six Months Ended 4/30/11 Class K		For the Year Ended 10/31/10 Class K		For the Six Months Ended 4/30/11 Class R		For the Year Ended 10/31/10 Class R
Sold	672,840	$6,957,529	3,428,623	$32,716,250	348,026	$3,556,132	1,271,570	$12,079,873
Reinvested	316,720	3,148,198	75,864	715,478	62,121	611,890	11,223	105,035
Repurchased	(286,643)	(2,956,804)	(537,212)	(5,209,739)	(149,979)	(1,527,211)	(149,951)	(1,441,758)

Total	702,917	$7,148,923	2,967,275	$28,221,989	260,168	$2,640,811	1,132,842	$10,743,150

Target 2020 Series:	For the Six Months Ended 4/30/11 Class C		For the Year Ended 10/31/10 Class C		For the Six Months Ended 4/30/11 Class I		For the Year Ended 10/31/10 Class I
Sold	90,006	$926,566	154,981	$1,470,332	132,282	$1,374,462	205,330	$1,990,302
Reinvested	19,531	192,192	4,034	37,601	19,355	192,964	5,874	55,517
Repurchased	(27,141)	(276,672)	(20,942)	(199,108)	(28,588)	(296,795)	(85,824)	(827,830)

Total	82,396	$842,086	138,073	$1,308,825	123,049	$1,270,631	125,380	$1,217,989

30

Notes to Financial Statements (unaudited)

6. CAPITAL STOCK TRANSACTIONS (continued)

Target 2030 Series:	For the Six Months Ended 4/30/11 Class K		For the Year Ended 10/31/10 Class K		For the Six Months Ended 4/30/11 Class R		For the Year Ended 10/31/10 Class R
Sold	720,570	$7,455,232	4,443,289	$41,866,032	226,424	$2,321,266	715,219	$6,782,144
Reinvested	282,478	2,813,483	50,346	466,037	29,392	291,273	2,715	25,049
Repurchased	(248,948)	(2,598,676)	(633,539)	(5,919,500)	(74,140)	(763,433)	(45,359)	(420,314)

Total	754,100	$7,670,039	3,860,096	$36,412,569	181,676	$1,849,106	672,575	$6,386,879

Target 2030 Series:	For the Six Months Ended 4/30/11 Class C		For the Year Ended 10/31/10 Class C		For the Six Months Ended 4/30/11 Class I		For the Year Ended 10/31/10 Class I
Sold	29,039	$294,297	122,492	$1,143,648	71,238	$738,349	189,980	$1,812,436
Reinvested	9,025	89,165	1,262	11,572	13,004	130,169	3,434	31,915
Repurchased	(4,596)	(46,314)	(19,514)	(180,906)	(37,120)	(388,519)	(54,152)	(524,884)

Total	33,468	$337,148	104,240	$974,314	47,122	$479,999	139,262	$1,319,467

Target 2040 Series:	For the Six Months Ended 4/30/11 Class K		For the Year Ended 10/31/10 Class K		For the Six Months Ended 4/30/11 Class R		For the Year Ended 10/31/10 Class R
Sold	471,563	$5,061,561	2,916,361	$27,809,525	278,598	$2,964,682	853,099	$7,955,763
Reinvested	65,910	687,443	16,658	155,303	12,508	129,702	3,551	32,952
Repurchased	(109,303)	(1,183,499)	(241,369)	(2,289,814)	(93,864)	(999,289)	(108,866)	(1,031,969)

Total	428,170	$4,565,505	2,691,650	$25,675,014	197,242	$2,095,095	747,784	$6,956,746

Target 2040 Series:	For the Six Months Ended 4/30/11 Class C		For the Year Ended 10/31/10 Class C		For the Six Months Ended 4/30/11 Class I		For the Year Ended 10/31/10 Class I
Sold	7,137	$76,949	36,243	$341,034	69,379	$746,541	84,367	$801,764
Reinvested	971	10,017	278	2,566	1,915	20,048	913	8,537
Repurchased	(11,812)	(128,280)	(123)	(1,158)	(13,444)	(146,041)	(29,792)	(289,459)

Total	(3,704)	$(41,314)	36,398	$342,442	57,850	$620,548	55,488	$520,842

Target 2050 Series:	For the Six Months Ended 4/30/11 Class K		For the Year Ended 10/31/10 Class K		For the Six Months Ended 4/30/11 Class R		For the Year Ended 10/31/10 Class R
Sold	229,103	$2,490,038	1,409,255	$13,529,763	55,743	$600,427	167,914	$1,555,085
Reinvested	12,218	128,536	3,364	31,422	1,563	16,363	1,003	9,326
Repurchased	(12,243)	(133,504)	(39,869)	(375,994)	(18,708)	(202,674)	(25,066)	(232,676)

Total	229,078	$2,485,070	1,372,750	$13,185,191	38,598	$414,116	143,851	$1,331,735

Target 2050 Series:	For the Six Months Ended 4/30/11 Class C		For the Year Ended 10/31/10 Class C		For the Six Months Ended 4/30/11 Class I		For the Year Ended 10/31/10 Class I
Sold	11,695	$122,228	77,153	$722,745	13,419	$148,400	10,214	$94,790
Reinvested	470	4,883	123	1,139	120	1,274	152	1,421
Repurchased	(7,754)	(84,436)	(4,884)	(45,731)	(907)	(10,040)	(6,646)	(62,642)

Total	4,411	$42,675	72,392	$678,153	12,632	$139,634	3,720	$33,569

31

Notes to Financial Statements (unaudited)

At April 30, 2011, one omnibus account owned the following in Target Income Series and Target 2050 Series and two omnibus accounts owned the following in Target 2010 Series, Target 2020 Series, Target 2030 Series and Target 2040 Series:

Series	Shares Owned	Percentage of Series Shares Outstanding	Value
Target Income Series	3,957,110	86.3%	$43,488,640
Target 2010 Series	2,471,935	69.8%	27,191,289
Target 2020 Series	6,112,119	65.6%	65,766,395
Target 2030 Series	6,508,027	74.3%	70,742,257
Target 2040 Series	4,097,845	70.2%	46,996,549
Target 2050 Series	1,430,024	68.6%	16,559,677

Investment activities of these shareholders may have a material effect on the Series.

7.	FINANCIAL INSTRUMENTS

The underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

32

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions for the year ended October 31, 2010 were as follows:

	Target Income Series	Target 2010 Series	Target 2020 Series	Target 2030 Series	Target 2040 Series	Target 2050 Series
Ordinary income	$969,933	$360,854	$913,781	$534,869	$199,683	$43,339

At October 31, 2010, Target 2040 Series and Target 2050 Series had capital loss carryovers of $4,179 and $3,034, respectively, which are subject to limitations under Section 382-384 of The Internal Revenue Code, and are available to the extent allowed by tax law to offset future net capital gains, if any, which will expire on October 31, 2017 for Target 2040 Series and October 31, 2017 for Target 2050 Series.

At April 30, 2011, the tax basis of components of distributable earnings and the net unrealized appreciation based on the identified cost for federal income tax purposes were as follows:

	Target Income Series	Target 2010 Series	Target 2020 Series	Target 2030 Series	Target 2040 Series	Target 2050 Series
Cost for federal income tax purposes	$43,485,418	$35,210,835	$88,578,800	$82,303,814	$53,734,219	$20,015,279
Unrealized appreciation	$6,880,668	$3,688,784	$11,501,285	$12,915,045	$13,126,051	$3,990,058
Unrealized depreciation	(2,139)	—	(3,999)	(5,961)	(3,088)	—

Net unrealized appreciation	$6,878,529	$3,688,784	$11,497,286	$12,909,084	$13,122,963	$3,990,058

33

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2010, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2010 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 24 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 27 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

34

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend’s Class R and Class C, and Target Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

35

This Page Intentionally Left Blank

36

This Page Intentionally Left Blank

37

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic delivery of certain documents. Direct shareholders can elect to receive shareholder reports, prospectus updates, and quarterly statements via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.manning-napier.com

MNTGT-04/11-SAR

DIVIDEND FOCUS SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10-4/30/11
Actual	$1,000.00	$1,139.80	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2011 (unaudited)

2

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 98.8%

Consumer Discretionary - 7.5%
Auto Components - 0.1%
Magna International, Inc. (Canada)	119	$6,099

Distributors - 0.2%
Genuine Parts Co.	152	8,162

Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	104	4,885
McDonald’s Corp.	1,036	81,129
Yum! Brands, Inc.	372	19,954

		105,968

Household Durables - 0.4%
Garmin Ltd. (Switzerland)	157	5,374
Stanley Black & Decker, Inc.	84	6,103
Whirlpool Corp.	67	5,774

		17,251

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	103	4,824
Mattel, Inc.	344	9,192

		14,016

Media - 1.4%
The McGraw-Hill Companies, Inc.	310	12,546
Omnicom Group, Inc.	223	10,969
Pearson plc - ADR (United Kingdom)	682	12,992
Thomson Reuters Corp.	824	33,347

		69,854

Multiline Retail - 0.6%
Kohl’s Corp.	142	7,485
Nordstrom, Inc.	106	5,040
Target Corp.	356	17,480

		30,005

Specialty Retail - 2.1%
Best Buy Co., Inc.	197	6,150
The Gap, Inc.	289	6,716
The Home Depot, Inc.	1,639	60,872
Limited Brands, Inc.	304	12,513
The Sherwin-Williams Co.	80	6,583
Staples, Inc.	356	7,526

		100,360

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	105	$10,559

Total Consumer Discretionary		362,274

Consumer Staples - 21.5%
Beverages - 5.6%
Brown-Forman Corp. - Class B	108	7,761
The Coca-Cola Co.	2,298	155,023
PepsiCo, Inc.	1,579	108,777

		271,561

Food & Staples Retailing - 3.4%
Delhaize Group S.A. - ADR (Belgium)	73	6,268
SYSCO Corp.	569	16,450
Wal-Mart Stores, Inc.	2,564	140,969

		163,687

Food Products - 4.0%
Archer-Daniels-Midland Co.	480	17,770
Campbell Soup Co.	319	10,715
ConAgra Foods, Inc.	214	5,232
General Mills, Inc.	621	23,958
H.J. Heinz Co.	315	16,137
The Hershey Co.	221	12,754
Hormel Foods Corp.	203	5,970
The J.M. Smucker Co.	111	8,333
Kellogg Co.	359	20,560
Kraft Foods, Inc. - Class A	1,621	54,433
McCormick & Co., Inc. - NVS	129	6,336
Sara Lee Corp.	606	11,635

		193,833

Household Products - 4.2%
Clorox Co.	69	4,807
Colgate-Palmolive Co.	376	31,716
Kimberly-Clark Corp.	405	26,754
The Procter & Gamble Co.	2,175	141,157

		204,434

Personal Products - 0.3%
Avon Products, Inc.	391	11,488

TobacCo. - 4.0%
Altria Group, Inc.	2,050	55,022
Lorillard, Inc.	141	15,017

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Philip Morris International, Inc.	1,783	$123,812

		193,851

Total Consumer Staples		1,038,854

Energy - 16.7%
Oil, Gas & Consumable Fuels - 16.7%
BP plc - ADR (United Kingdom)	1,577	72,763
Chevron Corp.	1,737	190,097
ConocoPhillips	1,436	113,343
Exxon Mobil Corp.	2,044	179,872
Sasol Ltd. - ADR (South Africa)	547	31,628
Statoil ASA - ADR (Norway)	2,320	67,999
Total S.A. - ADR (France)	2,316	148,757

Total Energy		804,459

Financials - 0.3%
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	541	16,381

Health Care - 20.4%
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	461	26,231
Becton, Dickinson and Co.	169	14,524
Medtronic, Inc.	536	22,378

		63,133

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	172	7,515

Pharmaceuticals - 18.9%
Abbott Laboratories	1,504	78,268
AstraZeneca plc - ADR (United Kingdom)	1,368	68,167
Bristol-Myers Squibb Co.	1,652	46,421
Eli Lilly & Co.	1,130	41,821
GlaxoSmithKline plc - ADR (United Kingdom)	2,520	110,023
Johnson & Johnson	2,647	173,961
Merck & Co., Inc.	2,953	106,160
Novartis AG - ADR (Switzerland)	1,301	76,980
Pfizer, Inc.	7,757	162,587
Sanofi-Aventis S.A. - ADR (France)	1,288	50,902

		915,290

Total Health Care		985,938

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials - 13.3%
Aerospace & Defense - 4.5%
The Boeing Co.	373	$29,758
General Dynamics Corp.	301	21,919
Honeywell International, Inc.	691	42,310
Huntington Ingalls Industries, Inc.*	1	27
ITT Corp.	137	7,917
Lockheed Martin Corp.	268	21,239
Northrop Grumman Corp.	286	18,192
Raytheon Co.	283	13,740
United Technologies Corp.	705	63,154

		218,256

Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	494	37,035

Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc.	197	4,838
Waste Management, Inc.	461	18,191

		23,029

Electrical Equipment - 2.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	1,737	47,750
Cooper Industries plc - Class A (Ireland)	169	11,146
Emerson Electric Co.	741	45,023

		103,919

Industrial Conglomerates - 3.7%
3M Co.	684	66,492
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	914	26,954
Siemens AG - ADR (Germany)	459	66,986
Tyco International Ltd. (Switzerland)	414	20,178

		180,610

Machinery - 1.0%
Dover Corp.	169	11,499
Eaton Corp.	171	9,154
Illinois Tool Works, Inc.	479	27,978

		48,631

Road & Rail - 0.3%
Norfolk Southern Corp.	187	13,965

Trading Companies & Distributors - 0.3%
Mitsui & Co., Ltd. - ADR (Japan)	46	16,341

Total Industrials		641,786

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology - 9.9%
Communications Equipment - 1.4%
Harris Corp.	92	$4,888
Nokia Corp. - ADR (Finland)	2,781	25,669
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	2,409	36,617

		67,174

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd. - ADR (Switzerland)	228	8,174

IT Services - 0.8%
Automatic Data Processing, Inc.	482	26,197
Paychex, Inc.	353	11,547

		37,744

Office Electronics - 0.7%
Canon, Inc. - ADR (Japan)	760	35,849

Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	149	6,006
Applied Materials, Inc.	658	10,324
Intel Corp.	5,293	122,745
Linear Technology Corp.	226	7,865
STMicroelectronics NV - NY Shares (Switzerland)	439	5,215
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	5,169	69,781

		221,936

Software - 2.2%
Microsoft Corp.	4,129	107,437

Total Information Technology		478,314

Materials - 4.6%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	104	9,934
E.I. du Pont de Nemours & Co.	927	52,644
International Flavors & Fragrances, Inc.	76	4,828
PPG Industries, Inc.	159	15,053

		82,459

Metals & Mining - 2.8%
BHP Billiton plc - ADR (United Kingdom)	1,394	117,347
Southern Copper Corp.	440	16,482

		133,829

Paper & Forest Products - 0.1%
International Paper Co.	224	6,917

Total Materials		223,205

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 0.8%
Chunghwa Telecom Co. Ltd. - ADR (Taiwan)	688	$21,706
Telefonos de Mexico S.A.B. de C.V. (Telmex) - ADR - Class L (Mexico)	829	15,519

		37,225

Wireless Telecommunication Services - 2.1%
Millicom International Cellular S.A. (Luxembourg)	54	5,850
NTT DoCoMo, Inc. - ADR (Japan)	3,419	63,286
Philippine Long Distance Telephone Co. - ADR (Philippines)	154	8,930
Rogers Communications, Inc. - Class B (Canada)	438	16,570
Turkcell Iletisim Hizmetleri AS - ADR (Turkey)	450	6,660

		101,296

Total Telecommunication Services		138,521

Utilities - 1.7%
Electric Utilities - 1.0%
Companhia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	415	8,661
Enersis S.A. - ADR (Chile)	488	10,424
Entergy Corp.	88	6,135
Exelon Corp.	498	20,991

		46,211

Independent Power Producers & Energy Traders - 0.3%
Empresa Nacional de Electricidad S.A. - ADR (Chile)	204	11,502

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	505	16,246

Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	111	6,496

Total Utilities		80,455

TOTAL COMMON STOCKS (Identified Cost $4,323,510)		4,770,187

SHORT-TERM INVESTMENTS - 2.7%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.10% (Identified Cost $133,517)	133,517	133,517

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Value (Note 2)
TOTAL INVESTMENTS - 101.5% (Identified Cost $4,457,027)	$4,903,704
LIABILITIES, LESS OTHER ASSETS - (1.5%)	(74,405)

NET ASSETS - 100%	$4,829,299

ADR - American Depository Receipt

NVS - Non-Voting Shares

*	Non-income producing security
[1]	Rate shown is the current yield as of April 30, 2011.

The accompanying notes are an integral part of the financial statements.	9

Statement of Assets and Liabilities (unaudited)

April 30, 2011

ASSETS:
Investments, at value (identified cost $4,457,027) (Note 2)	$4,903,704
Receivable from investment advisor (Note 3)	6,904
Dividends receivable	5,781
Receivable for fund shares sold	275
Foreign tax reclaims receivable	218

TOTAL ASSETS	4,916,882

LIABILITIES:

Accrued fund accounting and administration (Note 3)	1,426
Accrued transfer agent fees (Note 3)	796
Accrued directors’ fees (Note 3)	302
Accrued Chief Compliance Officer service fees (Note 3)	246
Audit fees payable	18,846
Payable for fund shares repurchased	58,131
Other payables and accrued expenses	7,836

TOTAL LIABILITIES	87,583

TOTAL NET ASSETS	$4,829,299

NET ASSETS CONSIST OF:

Capital stock	$3,870
Additional paid-in-capital	4,187,094
Undistributed net investment income	11,087
Accumulated net realized gain on investments	180,571
Net unrealized appreciation on investments	446,677

TOTAL NET ASSETS	$4,829,299

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($4,829,299/386,961 shares)	$12.48

10	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2011

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $1,218)	$53,330

EXPENSES:

Fund accounting and administration fees (Note 3)	16,216
Management fees (Note 3)	7,752
Chief Compliance Officer service fees (Note 3)	1,388
Transfer agent fees (Note 3)	1,380
Directors’ fees (Note 3)	49
Audit fees	14,319
Registration and filing fees	9,474
Custodian fees	4,132
Printing fees	3,735
Legal fees	1,914
Postage fees	610
Miscellaneous	322

Total Expenses	61,291
Less reduction of expenses (Note 3)	(50,955)

Net Expenses	10,336

NET INVESTMENT INCOME	42,994

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	197,756
Net change in unrealized appreciation on investments	257,500

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	455,256

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$498,250

The accompanying notes are an integral part of the financial statements.	11

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$42,994	$67,054
Net realized gain on investments	197,756	276,470
Net change in unrealized appreciation (depreciation) on investments	257,500	(72,060)

Net increase from operations	498,250	271,464

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(48,156)	(65,478)
From net realized gain on investments	(280,254)	(765)

Total distributions to shareholders	(328,410)	(66,243)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	2,016,295	393,548

Net increase in net assets	2,186,135	598,769

NET ASSETS:

Beginning of period	2,643,164	2,044,395

End of period (including undistributed net investment income of $11,087 and $16,249, respectively)	$4,829,299	$2,643,164

12	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10	For the Period 11/7/08[1] to 10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.41	$11.38	$10.00

Income from investment operations:
Net investment income[2]	0.15	0.36	0.34
Net realized and unrealized gain on investments	1.42	1.02	1.22

Total from investment operations	1.57	1.38	1.56

Less distributions to shareholders:
From net investment income	(0.20)	(0.35)	(0.18)
From net realized gain on investments	(1.30)	— [3]	—

Total distributions to shareholders	(1.50)	(0.35)	(0.18)

Net asset value - End of period	$12.48	$12.41	$11.38

Net assets - End of period (000’s omitted)	$4,829	$2,643	$2,044

Total return[4]	13.98%	12.32%	15.81%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.60%[5]	0.60%	0.60%[5]
Net investment income	2.50%[5]	2.99%	3.33%[5]
Portfolio turnover	34%	73%	28%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	2.96%[5]	5.01%	6.21%[5]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the periods.
[3]	Less than $0.01 per share.
[4]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

[5]	Annualized.

The accompanying notes are an integral part of the financial statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Dividend Focus Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns through a passive quantitative investment approach.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 100 million have been designated as Dividend Focus Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$362,274	$362,274	$—	$—
Consumer Staples	1,038,854	1,038,854	—	—
Energy	804,459	804,459	—	—
Financials	16,381	16,381	—	—
Health Care	985,938	985,938	—	—
Industrials	641,786	641,786	—	—
Information Technology	478,314	478,314	—	—
Materials	223,205	223,205	—	—
Telecommunication Services	138,521	138,521	—	—
Utilities	80,455	80,455	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	133,517	133,517	—	—
Other financial instruments**	—	—	—	—

Total assets	4,903,704	4,903,704	—	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$4,903,704	$4,903,704	$—	$—

*	Includes common stock, warrants and rights.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or April 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)

received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended October 31, 2009 and the year ended October 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

16

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.60% of average daily net assets each year. Accordingly, the Advisor waived fees of $50,955 for the six months ended April 30, 2011, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in the prior period.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent

17

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $2,905,267 and $1,166,436, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Dividend Focus Series were:

	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	219,812	$2,576,223	133,419	$1,584,314
Reinvested	28,217	318,251	5,230	62,470
Repurchased	(74,078)	(878,179)	(105,342)	(1,253,236)

Total	173,951	$2,016,295	33,307	$393,548

At April 30, 2011, two shareholders owned 82,165 shares of the Series (21.3% of shares outstanding) valued at $1,025,414. In addition, the Advisor owned 59,398 shares (15.3% of shares outstanding) valued at $741,289 and the retirement plan of the Advisor and its affiliates owned 62,388 shares of the Series (16.1% of shares outstanding) valued at $778,604. Investment activities of these shareholders may have a material effect on the Series.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2011.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

18

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2010 was as follows:

Ordinary income	$66,177
Long-term capital gains	66

At April 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$4,471,741
Unrealized appreciation	$457,623
Unrealized depreciation	(25,660)

Net unrealized appreciation	$431,963

19

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2010, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2010 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 24 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 27 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

20

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend’s Class R and Class C, and Target Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC- 0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic delivery of certain documents. Direct shareholders can elect to receive shareholder reports, prospectus updates, and quarterly statements via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.manning-napier.com

MNDIV-4/11-SAR

OVERSEAS SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10-4/30/11
Actual	$1,000.00	$1,160.80	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71

*

Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of April 30, 2011 (unaudited)

2

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 94.6%

Consumer Discretionary - 13.2%
Automobiles - 1.7%
Bayerische Motoren Werke AG (BMW) (Germany)[1]	99,430	$9,361,212
Suzuki Motor Corp. (Japan)[1]	461,900	10,996,382

		20,357,594

Hotels, Restaurants & Leisure - 1.6%
Accor S.A. (France)[1]	272,330	12,101,825
Ctrip.com International Ltd. - ADR (China)*	153,060	7,457,083

		19,558,908

Internet & Catalog Retail - 0.0%**
Ocado Group plc (United Kingdom)*[1]	10,107	38,326

Media - 7.0%
Grupo Televisa S.A. - ADR (Mexico)*	801,420	19,009,682
Imax Corp. (Canada)*	182,000	6,384,560
Liberty Global, Inc. - Class A (United States)*	276,050	12,836,325
Mediaset S.p.A. (Italy)[1]	916,690	6,107,392
Reed Elsevier plc (United Kingdom)[1]	697,560	6,179,842
Societe Television Francaise 1 (France)[1]	1,561,850	29,320,911
Virgin Media, Inc. (United Kingdom)	211,140	6,389,096

		86,227,808

Multiline Retail - 1.4%
Marks & Spencer Group plc (United Kingdom)[1]	2,699,970	17,542,129

Textiles, Apparel & Luxury Goods - 1.5%
Adidas AG (Germany)[1]	240,410	17,916,165

Total Consumer Discretionary		161,640,930

Consumer Staples - 17.4%
Beverages - 3.7%
Anheuser-Busch InBev N.V. (Belgium)[1]	297,810	19,005,652
Heineken N.V. (Netherlands)[1]	449,920	26,920,627

		45,926,279

Food & Staples Retailing - 5.6%
Carrefour S.A. (France)[1]	437,000	20,706,003
Koninklijke Ahold N.V. (Netherlands)[1]	1,092,660	15,344,806
Tesco plc (United Kingdom)[1]	4,785,720	32,264,712

		68,315,521

Food Products - 6.8%
Danone S.A. (France)[1]	381,220	27,911,559
Nestle S.A. (Switzerland)[1]	424,980	26,377,825
Unilever plc - ADR (United Kingdom)	895,730	29,173,926

		83,463,310

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 1.3%
Beiersdorf AG (Germany)[1]	137,390	$8,947,698
Natura Cosmeticos S.A. (Brazil)	232,480	6,524,277

		15,471,975

Total Consumer Staples		213,177,085

Energy - 9.2%
Energy Equipment & Services - 5.7%
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	663,830	23,385,352
Petroleum Geo-Services ASA (Norway)*[1]	351,230	5,556,519
Schlumberger Ltd. (United States)	318,790	28,611,404
Trican Well Service Ltd. (Canada)	529,880	13,060,087

		70,613,362

Oil, Gas & Consumable Fuels - 3.5%
Cameco Corp. (Canada)	673,780	19,863,034
Talisman Energy, Inc. (Canada)	951,970	22,990,556

		42,853,590

Total Energy		113,466,952

Financials - 8.1%
Commercial Banks - 3.1%
Banco Santander S.A. (Spain)[1]	1,537,710	19,637,319
HSBC Holdings plc (United Kingdom)[1]	1,635,950	17,844,691

		37,482,010

Diversified Financial Services - 2.0%
Deutsche Boerse AG (Germany)[1]	303,380	25,186,279

Insurance - 1.9%
Allianz SE (Germany)[1]	144,800	22,749,726

Real Estate Investment Trusts (REITS) - 1.1%
British Land Co. plc (United Kingdom)[1]	673,180	6,777,973
Land Securities Group plc (United Kingdom)[1]	507,490	6,670,846

		13,448,819

Total Financials		98,866,834

Health Care - 12.6%
Health Care Equipment & Supplies - 4.2%
Cochlear Ltd. (Australia)[1]	210,140	18,578,666
Getinge AB - Class B (Sweden)[1]	338,850	9,014,818
Mindray Medical International Ltd. - ADR (China)	450,860	12,051,488
Straumann Holding AG (Switzerland)[1]	47,010	12,298,371

		51,943,343

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011(unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 3.6%
BML, Inc. (Japan)[1]	93,700	$2,667,478
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	6,115,900	7,934,333
Sonic Healthcare Ltd. (Australia)[1]	2,445,720	33,640,011

		44,241,822

Life Sciences Tools & Services - 4.1%
Lonza Group AG (Switzerland)*[1]	508,350	43,716,982
QIAGEN N.V. (Netherlands)*[1]	301,760	6,451,946

		50,168,928

Pharmaceuticals - 0.7%
Santen Pharmaceutical Co. Ltd. (Japan)[1]	203,600	7,875,231

Total Health Care		154,229,324

Industrials - 10.3%
Aerospace & Defense - 0.4%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	171,070	5,556,354

Air Freight & Logistics - 2.7%
TNT N.V. (Netherlands)[1]	1,333,300	32,811,106

Airlines - 2.6%
Ryanair Holdings plc - ADR (Ireland)	1,036,520	31,593,130

Electrical Equipment - 2.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	496,490	13,648,510
Nexans S.A. (France)[1]	60,180	6,378,092
Prysmian S.p.A. (Italy)[1]	293,590	6,930,257

		26,956,859

Professional Services - 1.5%
Adecco S.A. (Switzerland)[1]	143,980	10,289,517
Randstad Holding N.V. (Netherlands)[1]	146,230	8,226,972

		18,516,489

Road & Rail - 0.9%
All America Latina Logistica S.A. (Brazil)	1,372,630	11,307,707

Total Industrials		126,741,645

Information Technology - 15.1%
Communications Equipment - 3.6%
Alcatel-Lucent - ADR (France)*	3,305,700	21,619,278
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	1,446,680	21,951,234

		43,570,512

Internet Software & Services - 0.5%
VistaPrint N.V. (Netherlands)*	119,390	6,494,816

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2011 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 6.0%
Amadeus IT Holding S.A. - Class A (Spain)[1]	302,650	$6,342,955
Amdocs Ltd. (Guernsey)*	1,516,670	46,637,604
Cielo S.A. (Brazil)	1,146,350	10,718,795
Redecard S.A. (Brazil)	692,690	10,065,404

		73,764,758

Semiconductors & Semiconductor Equipment - 4.3%
Advantest Corp. (Japan)[1]	1,069,900	21,262,872
Sumco Corp. (Japan)[1]	907,860	17,512,325
Tokyo Electron Ltd. (Japan)[1]	239,500	13,865,625

		52,640,822

Software - 0.7%
Misys plc (United Kingdom)*[1]	1,662,550	8,769,113

Total Information Technology		185,240,021

Materials - 6.2%
Chemicals - 4.0%
Johnson Matthey plc (United Kingdom)[1]	614,670	20,590,375
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	317,800	16,533,020
Syngenta AG (Switzerland)[1]	35,410	12,523,006

		49,646,401

Construction Materials - 2.2%
CRH plc (Ireland)[1]	517,240	12,735,993
Holcim, Ltd. (Switzerland)[1]	157,610	13,732,880

		26,468,873

Total Materials		76,115,274

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 1.0%
Telenor ASA (Norway)[1]	747,770	12,918,246

Wireless Telecommunication Services - 1.5%
SK Telecom Co. Ltd. - ADR (South Korea)	950,290	18,036,504

Total Telecommunication Services		30,954,750

TOTAL COMMON STOCKS (Identified Cost $988,761,137)		1,160,432,815

PREFERRED STOCKS - 1.0%

Consumer Staples - 1.0%
Household Products - 1.0%
Henkel AG & Co. KGaA (Germany)[1] (Identified Cost $7,757,093)	184,270	12,562,591

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011(unaudited)

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 4.0%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.10% (Identified Cost $49,060,142)	49,060,142	$49,060,142

TOTAL INVESTMENTS - 99.6% (Identified Cost $1,045,578,372)		1,222,055,548
OTHER ASSETS, LESS LIABILITIES - 0.4%		4,803,217

NET ASSETS - 100%		$1,226,858,765

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.1%
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	Rate shown is the current yield as of April 30, 2011.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom 12.4%; France 11.5%; Switzerland 10.8%.

The accompanying notes are an integral part of the financial statements.	7

Statement of Assets & Liabilities (unaudited)

April 30, 2011

ASSETS:
Investments, at value (identified cost $1,045,578,372) (Note 2)	$1,222,055,548
Foreign currency, at value (cost $1,076,276)	1,088,769
Dividends receivable	3,344,184
Foreign tax reclaims receivable	930,311
Receivable for fund shares sold	348,149

TOTAL ASSETS	1,227,766,961

LIABILITIES:

Accrued management fees (Note 3)	676,044
Accrued fund accounting and administration fees (Note 3)	21,154
Accrued transfer agent fees (Note 3)	1,164
Accrued Chief Compliance Officer service fees (Note 3)	269
Payable for fund shares repurchased	153,045
Payable for securities purchased	38,196
Other payables and accrued expenses	18,324

TOTAL LIABILITIES	908,196

TOTAL NET ASSETS	$1,226,858,765

NET ASSETS CONSIST OF:

Capital stock	$440,910
Additional paid-in-capital	1,008,312,332
Undistributed net investment income	9,344,198
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	32,098,822
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	176,662,503

TOTAL NET ASSETS	$1,226,858,765

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($1,226,858,765/44,090,954 shares)	$27.83

8	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2011

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $1,245,385)	$13,547,544

EXPENSES:

Management fees (Note 3)	3,628,170
Fund accounting and administration fees (Note 3)	78,280
Directors’ fees (Note 3)	12,867
Transfer agent fees (Note 3)	2,065
Chief Compliance Officer service fees (Note 3)	1,383
Custodian fees	77,103
Miscellaneous	52,765

Total Expenses	3,852,633

NET INVESTMENT INCOME	9,694,911

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	40,481,128
Foreign currency and translation of other assets and liabilities	(476,271)

40,004,857

Net change in unrealized appreciation on-
Investments	110,963,344
Foreign currency and translation of other assets and liabilities	89,861

111,053,205

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	151,058,062

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$160,752,973

The accompanying notes are an integral part of the financial statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$9,694,911	$9,265,081
Net realized gain on investments and foreign currency	40,004,857	1,397,738
Net change in unrealized appreciation on investments and foreign currency	111,053,205	69,265,385

Net increase from operations	160,752,973	79,928,204

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(9,601,100)	(4,177,043)
From net realized gain on investments	(31,172)	—

Total distributions to shareholders	(9,632,272)	(4,177,043)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	157,465,575	394,080,109

Net increase in net assets	308,586,276	469,831,270

NET ASSETS:

Beginning of period	918,272,489	448,441,219

End of period (including undistributed net investment income of $9,344,198 and $9,250,387, respectively)	$1,226,858,765	$918,272,489

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 4/30/11	For the Years Ended
	(unaudited)	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.22	$21.68	$17.78	$33.55	$26.69	$21.56

Income (loss) from investment operations:
Net investment income	0.24 [1]	0.32 [1]	0.36 [1]	0.34	0.40 [1]	0.42 [1]
Net realized and unrealized gain (loss) on investments	3.62	2.41	4.35	(13.17)	7.16	6.42

Total from investment operations	3.86	2.73	4.71	(12.83)	7.56	6.84

Less distributions to shareholders:
From net investment income	(0.25)	(0.19)	(0.42)	(0.29)	(0.17)	(0.21)
From net realized gain on investments	— [2]	—	(0.39)	(2.65)	(0.53)	(1.50)

Total distributions to shareholders	(0.25)	(0.19)	(0.81)	(2.94)	(0.70)	(1.71)

Net asset value - End of period	$27.83	$24.22	$21.68	$17.78	$33.55	$26.69

Net assets - End of period (000’s omitted)	$1,226,859	$918,272	$448,441	$174,371	$216,637	$87,418

Total return[3]	16.08%	12.68%	28.10%	(41.58%)	28.88%	33.68%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.74%[4]	0.75%	0.75%	0.80%	0.84%	0.95%
Net investment income	1.87%[4]	1.42%	1.97%	1.48%	1.34%	1.69%
Portfolio turnover	21%	36%	49%	43%	54%	54%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.01%	0.05%	0.03%	N/A	0.09%

[1]	Calculated based on average shares outstanding during the periods.
[2]	Less than ($0.01) per share.
[3]

Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total returns would have been lower had certain expenses not been waived or reimbursed during certain years. Periods less than one year are not annualized.

[4]	Annualized.

The accompanying notes are an integral part of the financial statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing primarily in common stocks of issuers from outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 100 million have been designated as Overseas Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). In accordance with the procedures approved by the Board, certain securities trading outside the U.S. whose values were adjusted following the close of local trading use a factor from a third party vendor to the extent available. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security, where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities,

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$161,640,930	$52,076,746	$109,564,184	$—
Consumer Staples	213,177,085	35,698,203	177,478,882	—
Energy	113,466,952	84,525,081	28,941,871	—
Financials	98,866,834	—	98,866,834	—
Health Care	154,229,324	12,051,488	142,177,836	—
Industrials	126,741,645	62,105,701	64,635,944	—
Information Technology	185,240,021	95,535,897	89,704,124	—
Materials	76,115,274	—	76,115,274	—
Telecommunication Services	30,954,750	18,036,504	12,918,246	—
Preferred securities:
Consumer Staples	12,562,591	—	12,562,591	—
Debt securities	—	—	—	—
Mutual funds	49,060,142	49,060,142	—	—
Other financial instruments**	—	—	—	—

Total assets	1,222,055,548	409,089,762	812,965,786	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$1,222,055,548	$409,089,762	$812,965,786	$—

*

Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2010 or April 30, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2007 through October 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.75% of average daily net assets each year. The Advisor did not waive any fees for the six months ended April 30, 2011. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

15

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2011, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $379,532,591 and $211,861,628, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Overseas Series were:

	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	8,926,971	$228,072,791	20,854,822	$474,864,322
Reinvested	347,072	8,409,551	149,986	3,353,687
Repurchased	(3,091,132)	(79,016,767)	(3,776,695)	(84,137,900)

Total	6,182,911	$157,465,575	17,228,113	$394,080,109

At April 30, 2011, the retirement plan of the Advisor and its affiliates owned 153,526 shares of the Series (0.4% of shares outstanding) valued at $4,272,623.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives’ counterparties failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2011.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income

16

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2010 was as follows:

Ordinary income	$4,177,043

At April 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,051,954,430
Unrealized appreciation	$187,654,271
Unrealized depreciation	(17,553,153)

Net unrealized appreciation	$170,101,118

17

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2010, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2010 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 24 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 27 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

18

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend’s Class R and Class C, and Target Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

19

This Page Intentionally Left Blank

20

This Page Intentionally Left Blank

21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic delivery of certain documents. Direct shareholders can elect to receive shareholder reports, prospectus updates, and quarterly statements via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.manning-napier.com

MNOVS-4/11-SAR

PRO-BLEND® CONSERVATIVE TERM SERIES
PRO-BLEND® MODERATE TERM SERIES
PRO-BLEND® EXTENDED TERM SERIES
PRO-BLEND® MAXIMUM TERM SERIES

Shareholder Expense Example - Pro-Blend® Conservative Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period 11/1/10-4/30/11*	Annualized Expense ratio
Class S
Actual	$1,000.00	$1,037.20	$4.39	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Class I
Actual	$1,000.00	$1,038.20	$3.39	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36	0.67%
Class C
Actual	$1,000.00	$1,033.70	$8.42	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.51	$8.35	1.67%
Class R
Actual	$1,000.00	$1,035.70	$5.91	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86	1.17%

*

Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

1

Portfolio Composition - Pro-Blend® Conservative Term Series (unaudited)

As of April 30, 2011

Sector Allocation[3]
Financials	17.38%
Consumer Discretionary	7.19%
Information Technology	7.02%
Industrials	6.72%
Consumer Staples	5.05%
Energy	4.24%
Health Care	3.92%
Materials	3.19%
Utilities	0.91%
Telecommunication Services	0.83%

[3]	Including common stocks, preferred stocks, warrants, and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[4]
Google, Inc. - Class A	0.75%
Time Warner, Inc.	0.72%
Hess Corp.	0.61%
QUALCOMM, Inc.	0.56%
Baker Hughes, Inc.	0.53%

[4]	As a percentage of total investments.

Top Five Bond Holdings[5]
Freddie Mac, 0.875%, 10/28/2013	3.21%
Fannie Mae, 1.625%, 10/26/2015	1.99%
U.S. Treasury Note, 0.375%, 9/30/2012	1.71%
Fannie Mae, 2.375%, 7/28/2015	1.60%
Freddie Mac, 0.375%, 11/30/2012	1.51%

[5]	As a percentage of total investments.

2

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS - 25.02%

Consumer Discretionary - 2.57%
Auto Components - 0.03%
Cooper Tire & Rubber Co.	4,520	$121,950
Hankook Tire Co. Ltd. (South Korea)[1]	5,450	218,896

		340,846

Automobiles - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany)[1]	1,430	134,633
Suzuki Motor Corp. (Japan)[1]	1,900	45,233
Yamaha Motor Co. Ltd. (Japan)*[1]	7,000	134,555

		314,421

Distributors - 0.01%
Inchcape plc (United Kingdom)*[1]	21,000	128,194

Diversified Consumer Services - 0.02%
Capella Education Co.*	700	34,720
Grand Canyon Education, Inc.*	3,680	53,213
Strayer Education, Inc.	620	76,806

		164,739

Hotels, Restaurants & Leisure - 0.44%
Accor S.A. (France)[1]	3,290	146,201
Carnival Corp.	99,780	3,798,625
Ctrip.com International Ltd. - ADR (China)*	5,000	243,600
Hyatt Hotels Corp. - Class A*	1,960	86,848
Intercontinental Hotels Group plc (United Kingdom)[1]	4,640	101,861

		4,377,135

Household Durables - 0.05%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	25,250	74,510
DR Horton, Inc.	3,200	39,808
Lennar Corp. - Class A	5,620	106,724
LG Electronics, Inc. (South Korea)[1]	1,100	105,898
Rodobens Negocios Imobiliarios S.A. (Brazil)	17,780	152,348
Toll Brothers, Inc.*	2,020	42,440

		521,728

Internet & Catalog Retail - 0.01%
Ocado Group plc (United Kingdom)*[1]	23,790	90,213

Media - 1.85%
Gestevision Telecinco S.A. (Spain)[1]	16,730	188,062
Grupo Televisa S.A. - ADR (Mexico)*	6,070	143,980
Imax Corp. (Canada)*	8,690	304,845
Liberty Global, Inc. - Class A*	59,810	2,781,165
Mediaset S.p.A. (Italy)[1]	4,980	33,179
Reed Elsevier plc (United Kingdom)[1]	7,380	65,381

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
Reed Elsevier plc - ADR (United Kingdom)	1,308	$46,512
Societe Television Francaise 1 (France)[1]	16,930	317,830
Time Warner, Inc.	188,620	7,141,153
Virgin Media, Inc. (United Kingdom)	69,830	2,113,056
The Walt Disney Co.	116,090	5,003,479
Wolters Kluwer N.V. (Netherlands)[1]	3,680	85,742
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	61,000	345,538

		18,569,922

Multiline Retail - 0.03%
Marks & Spencer Group plc (United Kingdom)[1]	18,990	123,381
Nordstrom, Inc.	1,020	48,501
PPR (France)[1]	745	133,196

		305,078

Specialty Retail - 0.09%
Chico’s FAS, Inc.	5,560	81,343
Dick’s Sporting Goods, Inc.*	5,330	218,157
The Finish Line, Inc. - Class A	5,670	121,848
Group 1 Automotive, Inc.	1,410	60,686
Inditex S.A. (Spain)[1]	900	80,711
KOMERI Co. Ltd. (Japan)[1]	1,500	40,840
Lumber Liquidators Holdings, Inc.*	5,470	141,947
Penske Automotive Group, Inc.*	2,810	63,169
Sonic Automotive, Inc. - Class A	4,020	56,682

		865,383

Textiles, Apparel & Luxury Goods - 0.01%
Adidas AG (Germany)[1]	1,530	114,021

Total Consumer Discretionary		25,791,680

Consumer Staples - 3.56%
Beverages - 0.89%
Anheuser-Busch InBev N.V. (Belgium)[1]	67,890	4,332,607
Central European Distribution Corp.	5,230	61,819
The Coca-Cola Co.	62,730	4,231,766
Diageo plc (United Kingdom)[1]	4,790	97,444
Heineken N.V. (Netherlands)[1]	3,670	219,592

		8,943,228

Food & Staples Retailing - 0.80%
BJ’s Wholesale Club, Inc.*	1,760	90,323
Carrefour S.A. (France)[1]	9,650	457,238

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Casino Guichard-Perrachon S.A. (France)[1]	1,100	$115,744
Koninklijke Ahold N.V. (Netherlands)[1]	9,120	128,077
The Kroger Co.	138,140	3,358,183
Safeway, Inc.	136,760	3,324,636
SUPERVALU, Inc.	11,870	133,656
Tesco plc (United Kingdom)[1]	58,505	394,433

		8,002,290

Food Products - 1.86%
Barry Callebaut AG (Switzerland)[1]	180	172,165
Flowers Foods, Inc.	4,170	127,435
General Mills, Inc.	107,200	4,135,776
Kellogg Co.	24,450	1,400,252
Kraft Foods, Inc. - Class A	130,090	4,368,422
Nestle S.A. (Switzerland)[1]	60,550	3,758,241
Sanderson Farms, Inc.	2,110	100,436
Suedzucker AG (Germany)[1]	2,950	90,945
Unilever plc - ADR (United Kingdom)	138,340	4,505,734

		18,659,406

Household Products - 0.01%
Reckitt Benckiser Group plc (United Kingdom)[1]	2,325	129,379

Personal Products - 0.00%**
Beiersdorf AG (Germany)[1]	930	60,567

Total Consumer Staples		35,794,870

Energy - 2.09%
Energy Equipment & Services - 1.40%
Baker Hughes, Inc.	68,175	5,277,427
Calfrac Well Services Ltd. (Canada)	6,480	229,230
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	5,950	209,606
ION Geophysical Corp.*	9,000	113,760
Key Energy Services, Inc.*	2,620	47,684
Petroleum Geo-Services ASA (Norway)*[1]	7,500	118,651
Schlumberger Ltd.	42,900	3,850,275
Trican Well Service Ltd. (Canada)	18,600	458,439
Weatherford International Ltd. (Switzerland)*	173,934	3,753,496

		14,058,568

Oil, Gas & Consumable Fuels - 0.69%
Cameco Corp. (Canada)	3,780	111,434
Hess Corp.	70,080	6,024,077
Paladin Energy Ltd. (Australia)*	35,610	128,718

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Repsol YPF S.A. (Spain)[1]	1,990	$71,042
Royal Dutch Shell plc - Class B (Netherlands)[1]	2,646	102,941
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,580	202,169
Talisman Energy, Inc. (Canada)	8,420	203,347
Total S.A. (France)[1]	1,820	116,556

		6,960,284

Total Energy		21,018,852

Financials - 3.37%
Capital Markets - 1.41%
The Bank of New York Mellon Corp.[2]	160,991	4,662,299
The Charles Schwab Corp.	280,640	5,138,518
Credit Suisse Group AG - ADR (Switzerland)	830	37,757
Evercore Partners, Inc. - Class A	2,190	76,409
GAM Holding AG (Switzerland)*[1]	13,770	271,408
The Goldman Sachs Group, Inc.	680	102,687
Greenhill & Co., Inc.	700	41,300
Lazard Ltd. - Class A (Bermuda)	1,590	65,190
Northern Trust Corp.	1,690	84,483
State Street Corp.	80,000	3,724,000

		14,204,051

Commercial Banks - 0.21%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	12,920	165,505
Banco Santander S.A. (Spain)[1]	11,050	141,114
Banco Santander S.A. - ADR (Spain)	14,530	180,172
Barclays plc - ADR (United Kingdom)	1,990	37,910
BNP Paribas (France)[1]	930	73,521
CIT Group, Inc.*	1,940	82,372
Credit Agricole S.A. (France)[1]	1,370	22,789
First Commonwealth Financial Corp.	48,970	303,614
First Financial Bancorp	9,720	160,186
HSBC Holdings plc (United Kingdom)[1]	8,500	92,717
HSBC Holdings plc - ADR (United Kingdom)	3,177	173,051
ICICI Bank Ltd. - ADR (India)	3,140	158,256
Societe Generale - ADR (France)[3]	3,250	43,485
Standard Chartered plc (United Kingdom)[1]	4,590	127,564
U.S. Bancorp	7,920	204,494
Wells Fargo & Co.	4,300	125,173

		2,091,923

Consumer Finance - 0.52%
American Express Co.	100,950	4,954,626

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Consumer Finance (continued)
Discover Financial Services	7,000	$173,880
Green Dot Corp. - Class A*	1,200	51,792

		5,180,298

Diversified Financial Services - 0.15%
Bank of America Corp.	9,980	122,554
Bolsas y Mercados Espanoles S.A. (Spain)[1]	4,790	162,163
CME Group, Inc.	790	233,658
Deutsche Boerse AG (Germany)[1]	4,380	363,623
ING Groep N.V. (Netherlands)*[1]	185	2,437
JPMorgan Chase & Co.	6,430	293,401
MarketAxess Holdings, Inc.	7,500	182,625
Moody’s Corp.	4,260	166,736

		1,527,197

Insurance - 0.17%
Allianz SE (Germany)[1]	4,510	708,572
The Allstate Corp.	5,500	186,120
AXA S.A. (France)[1]	1,230	27,574
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	100	125,858
Mapfre S.A. (Spain)[1]	32,000	133,565
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	1,195	197,264
Zurich Financial Services AG (Switzerland)*[1]	1,080	303,673

		1,682,626

Real Estate Investment Trusts (REITS) - 0.84%
Alexandria Real Estate Equities, Inc.	3,770	309,706
Alstria Office REIT AG (Germany)[1]	9,950	157,691
American Campus Communities, Inc.	9,010	316,702
Apartment Investment & Management Co. - Class A	11,860	319,746
Associated Estates Realty Corp.	4,790	79,706
AvalonBay Communities, Inc.	1,690	213,971
BioMed Realty Trust, Inc.	24,430	484,691
Boston Properties, Inc.	2,880	301,046
British Land Co. plc (United Kingdom)[1]	9,730	97,967
Camden Property Trust	4,090	256,648
Cedar Shopping Centers, Inc.	15,060	88,854
Cogdell Spencer, Inc.	37,950	229,597
Coresite Realty Corp.	6,300	99,477
Corporate Office Properties Trust	13,150	463,012
DiamondRock Hospitality Co.	5,110	61,524
Digital Realty Trust, Inc.	8,170	492,978
DuPont Fabros Technology, Inc.	11,570	283,002

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Education Realty Trust, Inc.	5,800	$49,358
Equity Lifestyle Properties, Inc.	3,510	209,968
Equity One, Inc.	3,910	77,496
Equity Residential	4,010	239,477
General Growth Properties, Inc.	5,210	87,007
HCP, Inc.	5,470	216,721
Health Care REIT, Inc.	4,420	237,663
Healthcare Realty Trust, Inc.	7,090	161,936
Home Properties, Inc.	3,880	245,992
Host Hotels & Resorts, Inc.	14,737	262,171
Kimco Realty Corp.	10,780	210,641
Land Securities Group plc (United Kingdom)[1]	8,100	106,473
LaSalle Hotel Properties	2,455	69,084
Mack-Cali Realty Corp.	2,170	76,644
Mid-America Apartment Communities, Inc.	1,090	72,867
Morguard Real Estate Investment Trust (Canada)	5,900	94,098
National Retail Properties, Inc.	6,620	174,371
Omega Healthcare Investors, Inc.	3,590	82,426
Pebblebrook Hotel Trust	11,790	252,896
Public Storage	2,040	239,312
Realty Income Corp.	5,150	183,083
Simon Property Group, Inc.	2,224	254,737
Sovran Self Storage, Inc.	2,840	121,495
Sunstone Hotel Investors, Inc.*	16,050	167,883
Tanger Factory Outlet Centers	3,790	104,718
UDR, Inc.	8,560	221,618

		8,476,453

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	3,590	95,889

Thrifts & Mortgage Finance - 0.06%
Aareal Bank AG (Germany)*[1]	3,745	113,545
First Niagara Financial Group, Inc.	23,430	337,392
People’s United Financial, Inc.	10,160	139,090

		590,027

Total Financials		33,848,464

Health Care - 2.83%
Biotechnology - 0.21%
Amgen, Inc.*	6,110	347,354
Cangene Corp. (Canada)*	15,000	35,671
Dendreon Corp.*	6,000	260,580

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Exact Sciences Corp.*	19,340	$154,913
InterMune, Inc.*	6,060	270,518
Momenta Pharmaceuticals, Inc.*	14,000	264,180
Myriad Genetics, Inc.*	13,080	280,435
Swedish Orphan Biovitrum AB (Sweden)*[1]	41,000	170,439
United Therapeutics Corp.*	5,400	361,584

		2,145,674

Health Care Equipment & Supplies - 1.26%
Abaxis, Inc.*	12,750	370,388
Alere, Inc.*	21,620	802,967
Becton, Dickinson and Co.	31,290	2,689,063
BioMerieux (France)[1]	3,780	410,976
Boston Scientific Corp.*	353,310	2,646,292
Cochlear Ltd. (Australia)[1]	7,840	693,141
Conceptus, Inc.*	15,900	245,337
DexCom, Inc.*	36,280	604,062
Gen-Probe, Inc.*	10,930	906,316
Getinge AB - Class B (Sweden)[1]	3,000	79,812
HeartWare International, Inc.*	4,720	352,159
Insulet Corp.*	27,590	592,909
Mindray Medical International Ltd. - ADR (China)	1,220	32,611
Quidel Corp.*	25,500	338,385
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	9,000	24,710
Sirona Dental Systems, Inc.*	5,920	337,854
Straumann Holding AG (Switzerland)[1]	2,305	603,015
Thoratec Corp.*	6,850	210,295
Zoll Medical Corp.*	13,320	754,978

		12,695,270

Health Care Providers & Services - 0.33%
Amil Participacoes S.A. (Brazil)	12,540	152,246
Assisted Living Concepts, Inc. - Class A*	6,400	230,784
Bio-Reference Laboratories, Inc.*	11,850	298,739
Brookdale Senior Living, Inc.*	25,370	691,079
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	49,330	63,997
Capital Senior Living Corp.*	27,000	250,290
China Cord Blood Corp. (Hong Kong)*	37,000	124,690
Diagnosticos da America S.A. (Brazil)	31,230	419,259
Odontoprev S.A. (Brazil)	15,910	254,244
Sonic Healthcare Ltd. (Australia)[1]	60,980	838,758

		3,324,086

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Technology - 0.51%
Allscripts Healthcare Solutions, Inc.*	11,570	$249,218
Cerner Corp.*	40,180	4,828,832

		5,078,050

Life Sciences Tools & Services - 0.30%
QIAGEN N.V. (Netherlands)*	96,340	2,058,786
QIAGEN N.V. (Netherlands)*[1]	2,390	51,101
Sequenom, Inc.*	70,440	496,602
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	22,000	387,200

		2,993,689

Pharmaceuticals - 0.22%
AstraZeneca plc (United Kingdom)[1]	615	30,515
AstraZeneca plc - ADR (United Kingdom)	1,510	75,243
Bayer AG (Germany)[1]	4,310	378,395
GlaxoSmithKline plc (United Kingdom)[1]	5,525	120,693
Green Cross Corp. (South Korea)[1]	2,440	316,950
Kalbe Farma Tbk PT (Indonesia)[1]	860,000	359,819
Sanofi-Aventis S.A. (France)[1]	851	67,329
Santen Pharmaceutical Co. Ltd. (Japan)[1]	1,500	58,020
Shire plc (Ireland)[1]	5,745	178,281
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	2,920	133,532
UCB S.A. (Belgium)[1]	9,240	446,414

		2,165,191

Total Health Care		28,401,960

Industrials - 2.46%
Aerospace & Defense - 0.45%
The Boeing Co.	55,800	4,451,724
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	1,480	48,070

		4,499,794

Air Freight & Logistics - 0.66%
Atlas Air Worldwide Holdings, Inc.*	1,540	106,121
FedEx Corp.	33,000	3,157,110
TNT N.V. (Netherlands)[1]	11,430	281,280
United Parcel Service, Inc. - Class B	41,552	3,115,153

		6,659,664

Airlines - 0.44%
Copa Holdings S.A. - Class A (Panama)	1,770	102,926
Deutsche Lufthansa AG (Germany)[1]	6,570	149,059
Ryanair Holdings plc - ADR (Ireland)	7,710	235,001
Southwest Airlines Co.	325,975	3,830,206

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Airlines (continued)
US Airways Group, Inc.*	6,470	$58,812

		4,376,004

Commercial Services & Supplies - 0.04%
Tomra Systems ASA (Norway)[1]	50,250	431,201

Construction & Engineering - 0.01%
MYR Group, Inc.*	2,460	61,328
Electrical Equipment - 0.07%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	12,480	343,075
Alstom S.A. (France)[1]	3,310	220,074
American Superconductor Corp.*	1,300	15,405
Nexans S.A. (France)[1]	840	89,026
Prysmian S.p.A. (Italy)[1]	2,500	59,013

		726,593

Industrial Conglomerates - 0.06%
Siemens AG (Germany)[1]	4,080	593,473

Machinery - 0.20%
Astec Industries, Inc.*	2,180	84,540
Flowserve Corp.	10,081	1,276,456
Lindsay Corp.	1,500	109,980
Meritor, Inc.*	3,900	67,119
Okano Valve Manufacturing Co. (Japan)[1]	4,000	21,045
Titan International, Inc.	3,800	117,382
Wabash National Corp.*	11,870	130,926
Westport Innovations, Inc. (Canada)*	6,860	173,558

		1,981,006

Marine - 0.01%
D/S Norden (Denmark)[1]	2,710	97,118

Road & Rail - 0.51%
All America Latina Logistica S.A. (Brazil)	31,400	258,673
Heartland Express, Inc.	5,930	102,293
Knight Transportation, Inc.	5,090	91,671
Norfolk Southern Corp.	59,930	4,475,572
RailAmerica, Inc.*	14,470	246,279

		5,174,488

Transportation Infrastructure - 0.01%
Groupe Eurotunnel S.A. (France)[1]	8,100	88,066

Total Industrials		24,688,735

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology - 6.33%
Communications Equipment - 1.88%
Alcatel-Lucent - ADR (France)*	69,170	$452,372
Cisco Systems, Inc.	285,118	5,006,672
Infinera Corp.*	46,500	363,630
Juniper Networks, Inc.*	51,456	1,972,308
QUALCOMM, Inc.	97,050	5,516,322
Riverbed Technology, Inc.*	6,280	220,679
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	12,340	187,241
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	340,770	5,179,704

		18,898,928

Computers & Peripherals - 0.43%
Apple, Inc.*	510	177,597
EMC Corp.*	144,210	4,086,911
Immersion Corp.*	16,120	116,709

		4,381,217

Electronic Equipment, Instruments & Components - 0.01%
Hitachi Ltd. (Japan)[1]	23,000	124,838

Internet Software & Services - 0.85%
comScore, Inc.*	11,840	352,950
Google, Inc. - Class A*	13,765	7,489,537
Liquidity Services, Inc.*	12,400	241,180
VistaPrint N.V. (Netherlands)*	9,630	523,872

		8,607,539

IT Services - 2.16%
Amadeus IT Holding S.A. - Class A (Spain)[1]	10,650	223,203
Amdocs Ltd. (Guernsey)*	21,140	650,055
Automatic Data Processing, Inc.	94,658	5,144,662
Cap Gemini S.A. (France)[1]	5,590	338,592
Cielo S.A. (Brazil)	26,000	243,110
Indra Sistemas S.A. (Spain)[1]	12,210	276,942
MasterCard, Inc. - Class A	18,050	4,979,815
Redecard S.A. (Brazil)	13,370	194,278
Visa, Inc. - Class A	58,330	4,556,740
The Western Union Co.	238,510	5,068,338

		21,675,735

Semiconductors & Semiconductor Equipment - 0.15%
Advantest Corp. (Japan)[1]	19,100	379,588
Infineon Technologies AG (Germany)[1]	28,000	317,451
Sumco Corp. (Japan)[1]	22,300	430,160
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	9,041	122,054

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. (Japan)[1]	3,900	$225,787

		1,475,040

Software - 0.85%
Adobe Systems, Inc.*	1,860	62,403
Autodesk, Inc.*	95,040	4,274,899
CommVault Systems, Inc.*	1,060	41,753
DemandTec, Inc.*	15,810	175,017
Electronic Arts, Inc.*	128,830	2,599,789
Fortinet, Inc.*	8,630	420,281
Misys plc (United Kingdom)*[1]	13,260	69,940
QLIK Technologies, Inc.*	3,000	96,180
SAP AG (Germany)[1]	2,290	147,545
SolarWinds, Inc.*	15,080	365,388
Taleo Corp. - Class A*	7,190	260,781

		8,513,976

Total Information Technology		63,677,273

Materials - 1.27%
Chemicals - 0.84%
Arkema S.A. (France)[1]	2	208
BASF SE (Germany)[1]	1,660	170,456
Calgon Carbon Corp.*	9,140	156,842
Flotek Industries, Inc.*	8,380	80,280
Johnson Matthey plc (United Kingdom)[1]	4,800	160,792
Linde AG (Germany)[1]	810	145,772
Monsanto Co.	75,700	5,150,628
The Scotts Miracle-Gro Co. - Class A	1,300	73,411
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	4,300	223,700
Syngenta AG (Switzerland)[1]	6,500	2,298,773

		8,460,862

Construction Materials - 0.23%
CRH plc (Ireland)[1]	7,700	189,597
Eagle Materials, Inc.	6,500	189,085
Holcim, Ltd. (Switzerland)*[1]	1,230	107,172
Martin Marietta Materials, Inc.	9,930	905,517
Vulcan Materials Co.	19,500	881,400

		2,272,771

Containers & Packaging - 0.20%
Owens-Illinois, Inc.*	68,730	2,039,219

Total Materials		12,772,852

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Telecommunication Services - 0.49%
Diversified Telecommunication Services - 0.47%
France Telecom S.A. (France)[1]	4,780	$112,016
Swisscom AG - ADR (Switzerland)[3]	3,150	144,585
Telefonica S.A. - ADR (Spain)	10,500	283,080
Telenor ASA (Norway)[1]	241,940	4,179,682

		4,719,363

Wireless Telecommunication Services - 0.02%
SK Telecom Co. Ltd. - ADR (South Korea)	11,320	214,854

Total Telecommunication Services		4,934,217

Utilities - 0.05%
Electric Utilities - 0.03%
Brookfield Infrastructure Partners LP - ADR (Bermuda)	4,149	97,502
E.ON AG (Germany)[1]	4,875	166,623

		264,125

Independent Power Producers & Energy Traders - 0.00%**
GenOn Energy, Inc.*	14,269	56,077

Multi-Utilities - 0.01%
National Grid plc (United Kingdom)[1]	8,760	89,878

Water Utilities - 0.01%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	5,860	104,222

Total Utilities		514,302

TOTAL COMMON STOCKS (Identified Cost $208,823,513)		251,443,205

PREFERRED STOCKS - 0.40%

Consumer Staples - 0.01%
Household Products - 0.01%
Henkel AG & Co. KGaA (Germany)[1]	1,540	104,989

Financials - 0.39%
Commercial Banks - 0.12%
PNC Financial Services Group, Inc., Series K, 8.25%[4]	180,000	190,509
Wells Fargo & Co., Series K, 7.98%[4]	900,000	990,000

		1,180,509

Diversified Financial Services - 0.23%
Bank of America Corp., Series K, 8.00%[4]	970,000	1,049,278
JPMorgan Chase & Co., Series 1, 7.90%[4]	1,125,000	1,236,071

		2,285,349

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) - 0.04%
Public Storage*	18,560	$468,826

Total Financials		3,934,684

TOTAL PREFERRED STOCKS (Identified Cost $3,820,104)		4,039,673

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $215)	348	143

CORPORATE BONDS - 30.40%

Convertible Corporate Bonds - 0.07%
Financials - 0.05%
Real Estate Investment Trusts (REITS) - 0.05%
BioMed Realty LP5, 3.75%, 1/15/2015	$410,000	494,050

Health Care - 0.01%
Biotechnology - 0.01%
Amgen, Inc., 0.375%, 2/1/2013	110,000	109,725

Information Technology - 0.01%
Computers & Peripherals - 0.01%
EMC Corp., 1.75%, 12/1/2013	40,000	72,100

Total Convertible Corporate Bonds (Identified Cost $632,440)		675,875

Non-Convertible Corporate Bonds - 30.33%
Consumer Discretionary - 4.54%
Hotels, Restaurants & Leisure - 0.78%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp.[5], 9.125%, 8/1/2018	110,000	119,900
International Game Technology, 7.50%, 6/15/2019	4,000,000	4,602,384
McDonald’s Corp., 5.80%, 10/15/2017	1,920,000	2,227,240
Scientific Games International, Inc.[5], 7.875%, 6/15/2016	110,000	115,500
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	225,000	249,750
Wyndham Worldwide Corp., 9.875%, 5/1/2014	90,000	106,295
Wyndham Worldwide Corp., 6.00%, 12/1/2016	370,000	396,038

		7,817,107

Household Durables - 0.08%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	820,000	824,734

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount		Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media - 3.22%
Cablevision Systems Corp., 8.625%, 9/15/2017		$335,000	$375,200
Columbus International, Inc. (Barbados)[5], 11.50%, 11/20/2014		130,000	149,500
Comcast Corp., 5.15%, 3/1/2020		8,000,000	8,490,288
Comcast Corp., 6.50%, 11/15/2035		540,000	580,317
Comcast Corp., 6.95%, 8/15/2037		490,000	550,481
DIRECTV Holdings LLC, 5.20%, 3/15/2020		6,000,000	6,296,274
Discovery Communications LLC, 5.05%, 6/1/2020		6,580,000	6,927,141
Kabel BW Erste Beteiligungs GmbH - Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)[5], 7.50%, 3/15/2019		280,000	287,000
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016		270,000	302,400
Sirius XM Radio, Inc.[5], 9.75%, 9/1/2015		235,000	264,375
Time Warner, Inc., 4.875%, 3/15/2020		6,000,000	6,217,266
Time Warner, Inc., 4.75%, 3/29/2021		715,000	729,299
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017		270,000	285,525
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017	EUR	90,000	139,969
UPCB Finance III Ltd. (Cayman Islands)[5], 6.625%, 7/1/2020		$490,000	482,038
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019		120,000	135,600
XM Satellite Radio, Inc.[5], 7.625%, 11/1/2018		170,000	181,050

			32,393,723

Multiline Retail - 0.04%
Target Corp., 6.00%, 1/15/2018		325,000	376,767

Specialty Retail - 0.34%
DirectBuy Holdings, Inc.[5], 12.00%, 2/1/2017		315,000	176,400
The Home Depot, Inc., 5.40%, 3/1/2016		510,000	569,924
Lowe’s Companies, Inc., 6.10%, 9/15/2017		1,800,000	2,084,011
Rent-A-Center, Inc.[5], 6.625%, 11/15/2020		385,000	385,481
Toys R Us Property Co., LLC, 8.50%, 12/1/2017		230,000	247,250

			3,463,066

Textiles, Apparel & Luxury Goods - 0.08%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019		430,000	423,550
VF Corp., 5.95%, 11/1/2017		330,000	382,427

			805,977

Total Consumer Discretionary			45,681,374

Consumer Staples - 1.42%
Beverages - 0.11%
CEDC Finance Corp. International, Inc.[5], 9.125%, 12/1/2016		235,000	227,362

16	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Beverages (continued)
Constellation Brands, Inc., 8.375%, 12/15/2014	$230,000	$261,625
Constellation Brands, Inc., 7.25%, 9/1/2016	395,000	430,550
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	121,345
PepsiCo, Inc., 7.90%, 11/1/2018	63,000	80,466

		1,121,348

Food & Staples Retailing - 0.62%
The Kroger Co., 6.15%, 1/15/2020	5,500,000	6,274,257

Food Products - 0.65%
Kraft Foods, Inc., 6.125%, 2/1/2018	335,000	380,243
Kraft Foods, Inc., 5.375%, 2/10/2020	5,665,000	6,131,309

		6,511,552

Personal Products - 0.04%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	335,000	365,150

Total Consumer Staples		14,272,307

Energy - 2.11%
Energy Equipment & Services - 0.98%
Baker Hughes, Inc., 7.50%, 11/15/2018	305,000	385,170
Calfrac Holdings LP5, 7.50%, 12/1/2020	315,000	329,963
Complete Production Services, Inc., 8.00%, 12/15/2016	160,000	168,800
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	125,000	126,250
Schlumberger Oilfield plc (United Kingdom)[5], 4.20%, 1/15/2021	125,000	126,415
SESI LLC[5], 6.375%, 5/1/2019	280,000	282,800
Thermon Industries, Inc., 9.50%, 5/1/2017	165,000	177,375
Trinidad Drilling Ltd. (Canada)[5], 7.875%, 1/15/2019	460,000	487,600
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	6,000,000	7,781,256

		9,865,629

Oil, Gas & Consumable Fuels - 1.13%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,950,000	3,295,118
Anadarko Petroleum Corp., 8.70%, 3/15/2019	1,220,000	1,529,759
Anadarko Petroleum Corp., 6.95%, 6/15/2019	3,000,000	3,457,365
Apache Corp., 6.90%, 9/15/2018	155,000	188,058
Arch Coal, Inc., 8.75%, 8/1/2016	55,000	61,600
Arch Western Finance LLC, 6.75%, 7/1/2013	125,000	125,781
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 9.00%, 4/1/2015	80,000	87,200
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 10.875%, 4/1/2017	85,000	96,900
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	350,000	382,375
Hess Corp., 5.60%, 2/15/2041	265,000	260,452
Linn Energy LLC - Linn Energy Finance Corp.[5], 7.75%, 2/1/2021	260,000	278,525

The accompanying notes are an integral part of the financial statements.	17

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	$290,000	$299,425
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	180,000	192,600
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC, 8.875%, 3/15/2018	260,000	281,775
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	175,000	186,375
Tesoro Corp., 9.75%, 6/1/2019	255,000	290,063
Whiting Petroleum Corp., 7.00%, 2/1/2014	265,000	284,875

		11,298,246

Total Energy		21,163,875

Financials - 13.38%
Capital Markets - 2.45%
The Charles Schwab Corp., 4.45%, 7/22/2020	7,000,000	7,196,924
Goldman Sachs Capital I, 6.345%, 2/15/2034	380,000	374,332
Goldman Sachs Capital II6, 5.793%, 12/29/2049	1,500,000	1,293,750
The Goldman Sachs Group, Inc.[7], 3.25%, 6/15/2012	3,266,000	3,371,270
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	335,000	370,577
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	8,165,000	8,491,151
Jefferies Group, Inc., 8.50%, 7/15/2019	715,000	857,535
Morgan Stanley, 5.50%, 1/26/2020	2,650,000	2,712,527

		24,668,066

Commercial Banks - 2.91%
Household Finance Co., 6.375%, 11/27/2012	515,000	554,453
KeyBank National Association[7], 3.20%, 6/15/2012	3,476,000	3,588,480
KeyBank National Association, 5.45%, 3/3/2016	550,000	595,176
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	315,000	363,601
National City Corp., 6.875%, 5/15/2019	7,000,000	8,166,445
PNC Bank National Association, 5.25%, 1/15/2017	195,000	211,094
PNC Funding Corp.[7], 2.30%, 6/22/2012	7,246,000	7,408,738
Santander Issuances S.A. Unipersonal (Spain)[5], 5.911%, 6/20/2016	900,000	935,180
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	30,441
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	111,776
USB Capital XIII Trust, 6.625%, 12/15/2039	210,000	224,223
Wachovia Corp., 5.25%, 8/1/2014	5,935,000	6,436,644
Wells Fargo & Co.[7], 3.00%, 12/9/2011	515,000	523,733
Wilmington Trust Corp., 8.50%, 4/2/2018	120,000	140,564

		29,290,548

18	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 1.09%
American Express Co., 8.125%, 5/20/2019	$7,025,000	$8,922,059
American Express Co.[6], 6.80%, 9/1/2066	1,190,000	1,243,550
Credit Acceptance Corp., 9.125%, 2/1/2017	375,000	408,281
Discover Financial Services, 10.25%, 7/15/2019	260,000	343,603

		10,917,493

Diversified Financial Services - 4.16%
Bank of America Corp.[7], 3.125%, 6/15/2012	5,518,000	5,689,450
Bank of America Corp., 4.875%, 1/15/2013	1,800,000	1,897,250
Bank of America Corp., 5.75%, 8/15/2016	205,000	218,935
Bank of America Corp., 7.625%, 6/1/2019	4,315,000	5,091,476
Bank of America Corp.[8], 5.13%, 2/24/2026	353,000	349,527
Citigroup Funding, Inc.[7], 1.875%, 10/22/2012	1,520,000	1,550,446
Citigroup, Inc.[7], 2.875%, 12/9/2011	10,788,000	10,958,968
Citigroup, Inc., 8.50%, 5/22/2019	7,080,000	8,821,531
JPMorgan Chase & Co.[7], 3.125%, 12/1/2011	3,600,000	3,660,167
JPMorgan Chase & Co., 6.30%, 4/23/2019	2,000,000	2,260,166
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,289,469

		41,787,385

Insurance - 0.07%
American International Group, Inc., 4.25%, 5/15/2013	200,000	207,398
Fidelity National Financial, Inc., 6.60%, 5/15/2017	210,000	223,679
Hartford Financial Services Group, Inc.[6], 8.125%, 6/15/2038	235,000	263,494

		694,571

Real Estate Investment Trusts (REITS) - 2.70%
BioMed Realty LP, 3.85%, 4/15/2016	470,000	474,466
Boston Properties LP, 5.875%, 10/15/2019	5,150,000	5,663,316
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,508,616
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	876,869
DuPont Fabros Technology LP, 8.50%, 12/15/2017	250,000	276,250
HCP, Inc., 6.70%, 1/30/2018	6,255,000	7,077,751
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	575,560
Host Hotels & Resorts LP, 6.875%, 11/1/2014	105,000	108,412
Host Hotels & Resorts LP, 6.375%, 3/15/2015	85,000	87,019
Mack-Cali Realty LP, 7.75%, 8/15/2019	315,000	382,655
National Retail Properties, Inc., 6.875%, 10/15/2017	280,000	305,707
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	165,000	176,137
Simon Property Group LP, 10.35%, 4/1/2019	6,180,000	8,597,937

		27,110,695

Total Financials		134,468,758

The accompanying notes are an integral part of the financial statements.	19

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 1.04%
Biotechnology - 0.66%
Amgen, Inc., 3.45%, 10/1/2020	$7,000,000	$6,663,384

Health Care Equipment & Supplies - 0.11%
Alere, Inc., 7.875%, 2/1/2016	85,000	90,525
Alere, Inc., 9.00%, 5/15/2016	407,000	436,507
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	75,000	75,281
Fresenius US Finance II, Inc.[5], 9.00%, 7/15/2015	470,000	538,737

		1,141,050

Health Care Providers & Services - 0.16%
BioScrip, Inc., 10.25%, 10/1/2015	165,000	165,000
FMC Finance III S.A. (Luxembourg), 6.875%, 7/15/2017	395,000	420,181
HCA, Inc., 7.875%, 2/15/2020	395,000	430,056
Health Management Associates, Inc., 6.125%, 4/15/2016	255,000	264,244
LifePoint Hospitals, Inc.[5], 6.625%, 10/1/2020	260,000	271,050

		1,550,531

Life Sciences Tools & Services - 0.02%
PharmaNet Development Group, Inc.[5], 10.875%, 4/15/2017	180,000	198,900

Pharmaceuticals - 0.09%
Johnson & Johnson, 5.95%, 8/15/2037	160,000	181,319
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	525,000	575,554
Wyeth, 6.50%, 2/1/2034	155,000	179,850

		936,723

Total Health Care		10,490,588

Industrials - 4.18%
Aerospace & Defense - 0.29%
The Boeing Co., 6.00%, 3/15/2019	2,410,000	2,796,494
GeoEye, Inc., 9.625%, 10/1/2015	75,000	84,844

		2,881,338

Air Freight & Logistics - 0.64%
Aguila 3 S.A. (Luxembourg)[5], 7.875%, 1/31/2018	335,000	342,538
FedEx Corp., 8.00%, 1/15/2019	4,690,000	5,858,682
United Parcel Service, Inc., 6.20%, 1/15/2038	180,000	204,671

		6,405,891

Airlines - 0.23%
Continental Airlines, Inc.[5], 6.75%, 9/15/2015	250,000	251,875
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	150,000	152,625

20	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	$137,357	$142,851
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	135,000	132,637
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	135,000	129,600
Southwest Airlines Co., 5.25%, 10/1/2014	355,000	382,274
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,172,869

		2,364,731

Building Products - 0.07%
Building Materials Corp. of America[5], 6.875%, 8/15/2018	175,000	180,687
Building Materials Corp. of America[5], 7.50%, 3/15/2020	85,000	89,994
Owens Corning, 9.00%, 6/15/2019	330,000	393,531

		664,212

Commercial Services & Supplies - 0.40%
ACCO Brands Corp., 10.625%, 3/15/2015	80,000	90,200
Clean Harbors, Inc., 7.625%, 8/15/2016	149,000	159,430
Garda World Security Corp. (Canada)[5], 9.75%, 3/15/2017	165,000	176,963
Waste Management, Inc., 7.375%, 3/11/2019	3,000,000	3,631,434

		4,058,027

Construction & Engineering - 0.01%
Boart Longyear Management Pty., Ltd. (Australia)[5], 7.00%, 4/1/2021	145,000	150,075

Industrial Conglomerates - 1.55%
GE Capital Trust I6, 6.375%, 11/15/2067	1,015,000	1,053,063
General Electric Capital Corp.[7], 3.00%, 12/9/2011	5,798,000	5,894,914
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	1,971,864
General Electric Capital Corp., 5.50%, 1/8/2020	2,115,000	2,274,247
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	355,000	400,587
General Electric Co., 5.25%, 12/6/2017	180,000	199,299
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,340,014
Textron, Inc., 7.25%, 10/1/2019	350,000	407,529

		15,541,517

Machinery - 0.30%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	305,000	373,735
John Deere Capital Corp., 5.75%, 9/10/2018	2,060,000	2,353,678
Uncle Acquisition 2010 Corp.[5], 8.625%, 2/15/2019	295,000	313,437

		3,040,850

The accompanying notes are an integral part of the financial statements.	21

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine - 0.06%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	$415,000	$448,719
United Maritime Group LLC - United Maritime Group Finance Corp., 11.75%, 6/15/2015	115,000	120,175

		568,894

Road & Rail - 0.63%
CSX Corp., 7.375%, 2/1/2019	4,000,000	4,879,796
CSX Corp., 6.00%, 10/1/2036	355,000	374,600
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	935,000	936,293
Union Pacific Corp., 5.65%, 5/1/2017	175,000	197,775

		6,388,464

Total Industrials		42,063,999

Information Technology - 0.60%
Communications Equipment - 0.02%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	205,000	186,550

Computers & Peripherals - 0.06%
International Business Machines Corp., 5.60%, 11/30/2039	535,000	569,955

Electronic Equipment, Instruments & Components - 0.40%
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,721,914
CPI International Acquisition, Inc.[5], 8.00%, 2/15/2018	275,000	276,375

		3,998,289

IT Services - 0.06%
The Western Union Co., 5.253%, 4/1/2020	590,000	619,634

Semiconductors & Semiconductor Equipment - 0.04%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	150,000	158,625
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	85,000	88,613
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	180,000	202,950

		450,188

Software - 0.02%
Microsoft Corp., 5.20%, 6/1/2039	190,000	191,676

Total Information Technology		6,016,292

Materials - 1.88%
Chemicals - 0.09%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	320,000	367,706
Ferro Corp., 7.875%, 8/15/2018	260,000	278,200

22	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Rhodia S.A. (France)[5], 6.875%, 9/15/2020	$265,000	$308,394

		954,300

Containers & Packaging - 0.06%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5], 8.50%, 5/15/2018	190,000	195,700
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5], 7.125%, 4/15/2019	350,000	364,875

		560,575

Metals & Mining - 0.53%
Alcoa, Inc., 5.72%, 2/23/2019	2,032,000	2,153,233
Alcoa, Inc., 5.87%, 2/23/2022	295,000	308,669
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	930,000	942,818
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	925,000	1,107,544
FMG Resources August 2006 Pty. Ltd. (Australia)[5], 6.875%, 2/1/2018	280,000	295,400
Mirabela Nickel Ltd. (Australia)[5], 8.75%, 4/15/2018	290,000	296,525
Steel Dynamics, Inc., 7.75%, 4/15/2016	250,000	267,500

		5,371,689

Paper & Forest Products - 1.20%
Georgia-Pacific LLC[5], 8.25%, 5/1/2016	345,000	391,575
International Paper Co., 9.375%, 5/15/2019	8,500,000	11,079,248
International Paper Co., 7.50%, 8/15/2021	490,000	584,868

		12,055,691

Total Materials		18,942,255

Telecommunication Services - 0.33%
Diversified Telecommunication Services - 0.17%
Inmarsat Finance plc (United Kingdom)[5], 7.375%, 12/1/2017	400,000	423,000
Intelsat Jackson Holdings S.A. (Luxembourg)[5], 7.25%, 4/1/2019	430,000	437,256
Verizon Communications, Inc., 3.00%, 4/1/2016	475,000	479,430
Wind Acquisition Finance S.A. (Luxembourg)[5], 11.75%, 7/15/2017	160,000	186,000
Wind Acquisition Finance S.A. (Luxembourg)[5], 7.25%, 2/15/2018	200,000	211,500

		1,737,186

Wireless Telecommunication Services - 0.16%
CC Holdings GS V LLC - Crown Castle GS III Corp.[5], 7.75%, 5/1/2017	445,000	491,725
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	390,000	422,087
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	224,000	222,934
NII Capital Corp., 8.875%, 12/15/2019	230,000	254,150

The accompanying notes are an integral part of the financial statements.	23

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SBA Tower Trust[5], 5.101%, 4/15/2017	$200,000	$205,000

		1,595,896

Total Telecommunication Services		3,333,082

Utilities - 0.85%
Electric Utilities - 0.79%
Allegheny Energy Supply Co. LLC[5], 5.75%, 10/15/2019	365,000	377,386
Columbus Southern Power Co., Series C, 5.50%, 3/1/2013	1,800,000	1,933,398
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,208,090
Southwestern Electric Power Co., 6.45%, 1/15/2019	335,000	377,144

		7,896,018

Gas Utilities - 0.03%
Ferrellgas LP - Ferrellgas Finance Corp.[5], 6.50%, 5/1/2021	310,000	303,800

Independent Power Producers & Energy Traders - 0.02%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.125%, 6/30/2017	107,331	117,528
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[5], 10.875%, 6/1/2016	75,000	84,750

		202,278

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	95,030

Total Utilities		8,497,126

Total Non-Convertible Corporate Bonds (Identified Cost $292,450,012)		304,929,656

TOTAL CORPORATE BONDS (Identified Cost $293,082,452)		305,605,531

MUTUAL FUNDS - 0.27%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $2,510,578)	24,680	2,726,400

U.S. TREASURY SECURITIES - 7.20%

U.S. Treasury Notes - 7.20%
U.S. Treasury Note, 0.375%, 9/30/2012	$17,000,000	17,000,663
U.S. Treasury Note, 0.625%, 2/28/2013	10,000,000	10,014,450
U.S. Treasury Note, 2.25%, 5/31/2014	1,300,000	1,346,515
U.S. Treasury Note, 2.375%, 9/30/2014	2,490,000	2,585,711
U.S. Treasury Note, 2.125%, 12/31/2015	13,800,000	13,981,125

24	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.875%, 8/31/2017	$7,822,000	$7,539,063
U.S. Treasury Note, 2.75%, 12/31/2017	12,650,000	12,780,447
U.S. Treasury Note, 3.50%, 2/15/2018	3,700,000	3,907,836
U.S. Treasury Note, 3.75%, 11/15/2018	3,000,000	3,195,936

TOTAL U.S. TREASURY SECURITIES (Identified Cost $71,904,527)		72,351,746

ASSET-BACKED SECURITIES - 0.12%
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A5, 3.72%, 3/15/2023	700,000	705,950
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	170,000	187,807
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	300,000	312,226

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,169,898)		1,205,983

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.74%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	490,279	499,186
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[6], 5.734%, 5/10/2045	100,000	111,344
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	1,500,000	1,653,304
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	900,000	967,612
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[6], 5.907%, 9/11/2038	795,000	883,845
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	350,000	385,218
CFCRE Commercial Mortgage Trust, Series 2001-C1, Class A2[5], 3.759%, 4/15/2044	660,000	673,922
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6], 5.92%, 3/15/2049	100,000	111,201
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[6], 5.754%, 6/10/2046	400,000	445,207
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	252,714	255,270
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	1,001,234	1,028,705
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.437%, 7/25/2048	1,000,000	970,418
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[6], 6.078%, 7/10/2038	500,000	554,641
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	1,289,425	1,331,415

The accompanying notes are an integral part of the financial statements.	25

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount		Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.457%, 1/12/2043		$1,070,000	$1,158,687
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.372%, 12/15/2044		325,000	355,699
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 6.061%, 4/15/2045		1,100,000	1,222,806
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[6], 6.078%, 6/15/2038		565,000	632,155
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[6], 5.414%, 7/12/2046		100,000	108,783
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042		750,000	818,449
Morgan Stanley Capital I, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047		800,000	824,782
Vornado DP LLC, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028		155,000	150,989
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.377%, 10/15/2044		100,000	109,296
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[6], 5.924%, 5/15/2043		100,000	111,145
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045		100,000	110,767
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043		265,000	269,068
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044		1,670,000	1,710,205

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,132,481)			17,454,119

FOREIGN GOVERNMENT BONDS - 0.03%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $494,050)	EUR	380,000	306,071

U.S. GOVERNMENT AGENCIES - 30.97%

Mortgage-Backed Securities - 9.47%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020		$8,736	9,523
Fannie Mae, Pool #816064, 4.50%, 4/1/2020		97,617	103,798
Fannie Mae, Pool #851149, 5.00%, 4/1/2021		120,603	129,373
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		4,505,172	4,905,297
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		287,438	313,147
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		355,350	389,169
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		2,693,623	2,932,856
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		464,308	508,497
Fannie Mae, Pool #899287, 5.00%, 2/1/2022		43,662	46,715
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		407,402	430,868
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		4,838,568	5,268,304

26	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	$763,023	$806,017
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	892,960	943,275
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	278,850	302,598
Fannie Mae, Pool #357319, 6.00%, 12/1/2032	80,111	88,573
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	1,900	2,146
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	325,749	337,563
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	7,144,334	7,725,734
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	685,218	772,162
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	50,061	56,413
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	92,465	101,250
Fannie Mae, Pool #939487, 5.00%, 6/1/2037	44,568	47,120
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	1,460,643	1,574,488
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	1,027	1,157
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	106,855	117,008
Fannie Mae, Pool #960196, 5.00%, 11/1/2037	26,236	27,739
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	433,586	458,286
Fannie Mae, Pool #929084, 5.00%, 2/1/2038	163,746	173,125
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	563,190	595,273
Fannie Mae, Pool #961950, 5.00%, 3/1/2038	7,228	7,698
Fannie Mae, Pool #973091, 5.00%, 3/1/2038	17,173	18,152
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	308,533	326,205
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	864,336	913,844
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	459,288	485,452
Fannie Mae, Pool #976516, 5.00%, 5/1/2038	20,863	22,052
Fannie Mae, Pool #981636, 5.00%, 6/1/2038	16,924	17,888
Fannie Mae, Pool #981650, 5.00%, 6/1/2038	268,574	283,873
Fannie Mae, Pool #985554, 5.00%, 6/1/2038	44,943	47,503
Fannie Mae, Pool #982317, 6.00%, 6/1/2038	69,160	75,710
Fannie Mae, Pool #934329, 5.00%, 7/1/2038	266,551	281,735
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	10,580,254	11,605,330
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	260,462	285,127
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	819,667	897,288
Fannie Mae, Pool #988990, 6.00%, 9/1/2038	18,862	20,648
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	1,287,874	1,409,834
Fannie Mae, Pool #983839, 5.00%, 11/1/2038	25,622	27,082
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	524,342	573,996
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	326,215	357,107
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	265,488	290,629
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	621,904	657,332
Fannie Mae, Pool #992293, 5.00%, 1/1/2039	207,035	218,829
Fannie Mae, Pool #994216, 5.00%, 1/1/2039	35,493	37,515
Fannie Mae, Pool #AA1717, 5.00%, 1/1/2039	377,662	399,177
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	569,280	601,532

The accompanying notes are an integral part of the financial statements.	27

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	$243,339	$266,383
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	607,754	642,186
Fannie Mae, Pool #AA1686, 5.00%, 3/1/2039	173,868	183,718
Fannie Mae, Pool #AA4461, 5.00%, 3/1/2039	38,636	40,825
Fannie Mae, Pool #AA3636, 6.00%, 3/1/2039	323,194	353,800
Fannie Mae, Pool #AA5087, 5.00%, 4/1/2039	54,109	57,175
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	916,151	1,002,909
Fannie Mae, Pool #AC2881, 6.00%, 8/1/2039	183,846	201,256
Fannie Mae, Pool #AC1901, 5.00%, 9/1/2039	196,925	208,820
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	445,187	470,409
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	1,057,344	1,117,247
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	364,930	385,604
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	788,321	832,983
Fannie Mae, Pool #AC8791, 5.00%, 1/1/2040	34,464	36,438
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	4,348,302	4,763,403
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	9,681,891	10,639,650
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	5,837	6,351
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,504,417	1,636,856
Freddie Mac, Pool #G11912, 5.50%, 3/1/2021	177,064	193,427
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	463,442	504,942
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	312,663	340,661
Freddie Mac, Pool #J06512, 5.00%, 12/1/2022	80,178	85,732
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	34,489	37,353
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	259,962	282,754
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	457,826	498,823
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	59,888	63,188
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	235,579	255,140
Freddie Mac, Pool #G01736, 6.50%, 9/1/2034	5,710	6,449
Freddie Mac Gold, Pool #G03332, 6.00%, 10/1/2037	498,153	544,861
Freddie Mac Gold, Pool #G04176, 5.50%, 5/1/2038	2,353,767	2,532,443
Freddie Mac Gold, Pool #A78227, 5.50%, 6/1/2038	1,861,279	2,002,570
Freddie Mac Gold, Pool #G05900, 6.00%, 3/1/2040	1,616,394	1,767,948
Freddie Mac Gold, Pool #G05906, 6.00%, 4/1/2040	1,028,964	1,125,440
Freddie Mac Gold Pool, #G08216, 5.50%, 8/1/2037	4,507,692	4,851,282
Freddie Mac Gold Pool, #G04471, 5.50%, 7/1/2038	922,353	992,370
Freddie Mac Gold Pool, #G06021, 5.50%, 1/1/2040	4,949,185	5,326,426
GNMA, Pool #365225, 9.00%, 11/15/2024	1,896	2,269
GNMA, Pool #398655, 6.50%, 5/15/2026	812	921
GNMA, Pool #452826, 9.00%, 1/15/2028	2,008	2,424
GNMA, Pool #460820, 6.00%, 6/15/2028	9,550	10,663
GNMA, Pool #458983, 6.00%, 1/15/2029	22,245	24,837
GNMA, Pool #530481, 8.00%, 8/15/2030	16,225	19,160
GNMA, Pool #577796, 6.00%, 1/15/2032	11,936	13,326

28	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
GNMA, Pool #003808, 6.00%, 1/20/2036	$252,139	$278,239
GNMA, Pool #651235, 6.50%, 2/15/2036	222,367	251,834
GNMA, Pool #003830, 5.50%, 3/20/2036	595,701	649,474
GNMA, Pool #671304, 5.50%, 6/15/2037	89,972	98,094
GNMA, Pool #671531, 5.50%, 9/15/2037	57,821	63,040
GNMA, Pool #671161, 5.50%, 11/15/2037	253,947	276,871
GNMA, Pool #672715, 5.50%, 5/15/2038	177,946	193,954

Total Mortgage-Backed Securities (Identified Cost $93,455,879)		95,171,940

Other Agencies - 21.50%
Fannie Mae, 0.50%, 10/30/2012	8,000,000	7,999,768
Fannie Mae, 3.875%, 7/12/2013	11,000,000	11,749,595
Fannie Mae, 2.375%, 7/28/2015	15,500,000	15,890,197
Fannie Mae, 1.625%, 10/26/2015	20,000,000	19,746,300
Fannie Mae, 5.25%, 9/15/2016	9,500,000	10,894,581
Fannie Mae, 6.25%, 5/15/2029	2,429,000	2,954,640
Fannie Mae, 7.25%, 5/15/2030	2,910,000	3,942,756
Fannie Mae, 6.625%, 11/15/2030	2,339,000	2,970,362
Federal Farm Credit Bank, 5.125%, 8/25/2016	3,640,000	4,187,485
Federal Home Loan Bank, 4.625%, 10/10/2012	1,600,000	1,696,355
Federal Home Loan Bank, 4.50%, 11/15/2012	10,000	10,596
Federal Home Loan Bank, 3.375%, 2/27/2013	10,000	10,499
Federal Home Loan Bank, 3.625%, 10/18/2013	5,500,000	5,852,484
Federal Home Loan Bank, 5.25%, 6/18/2014	4,950,000	5,557,405
Federal Home Loan Bank, 5.00%, 11/17/2017	7,985,000	9,052,331
Freddie Mac, 0.375%, 11/30/2012	15,000,000	14,963,310
Freddie Mac, 0.875%, 10/28/2013	32,000,000	31,925,568
Freddie Mac, 3.00%, 7/28/2014	3,400,000	3,582,294
Freddie Mac, 2.875%, 2/9/2015	12,110,000	12,675,537
Freddie Mac, 1.75%, 9/10/2015	7,445,000	7,410,902
Freddie Mac, 5.50%, 7/18/2016	2,600,000	3,010,972
Freddie Mac, 5.125%, 10/18/2016	10,495,000	11,936,436
Freddie Mac, 5.50%, 8/23/2017	7,640,000	8,886,305
Freddie Mac, 5.125%, 11/17/2017	2,255,000	2,569,647
Freddie Mac, 3.75%, 3/27/2019	10,825,000	11,313,110
Freddie Mac, 6.75%, 3/15/2031	1,693,000	2,176,590
Freddie Mac, 6.25%, 7/15/2032	2,625,000	3,214,625

Total Other Agencies (Identified Cost $213,535,661)		216,180,650

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $306,991,540)		311,352,590

The accompanying notes are an integral part of the financial statements.	29

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 2.71%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.10%, (Identified Cost $27,254,970)	27,254,970	$27,254,970

TOTAL INVESTMENTS - 98.86% (Identified Cost $933,184,328)		993,740,431
OTHER ASSETS, LESS LIABILITIES - 1.14%		11,455,731

NET ASSETS - 100%		$1,005,196,162

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT APRIL 30, 201110:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
5/27/2011	EUR 315,000	$461,979	$466,192	$(4,213)

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[3]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[4]	The rate shown is fixed as of April 30, 2011; the rate becomes floating in 2049.
[5]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be illiquid. These securities amount to $22,861,214, or 2.27%, of the Series’ net assets as of April 30, 2011.

[6]	The coupon rate is floating and is the stated rate as of April 30, 2011.
[7]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[8]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2011.
[9]	Rate shown is the current yield as of April 30, 2011.
[10]	The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

30	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series (unaudited)

April 30, 2011

ASSETS:
Investments, at value (identified cost $933,184,328) (Note 2)	$993,740,431
Cash	282,899
Foreign currency, at value (cost $7,886)	7,960
Interest receivable	6,764,847
Receivable for fund shares sold	4,606,618
Receivable for securities sold	1,762,039
Dividends receivable	397,157
Foreign tax reclaims receivable	98,854

TOTAL ASSETS	1,007,660,805

LIABILITIES:

Accrued management fees (Note 3)	487,667
Accrued shareholder services fees (Class S) (Note 3)	131,008
Accrued fund accounting and administration fees (Note 3)	23,086
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	21,510
Accrued Chief Compliance Officer service fees (Note 3)	269
Accrued directors’ fees (Note 3)	224
Payable for securities purchased	1,135,044
Payable for fund shares repurchased	620,928
Unrealized depreciation on foreign forward currency contracts (Note 2)	4,213
Other payables and accrued expenses	40,694

TOTAL LIABILITIES	2,464,643

TOTAL NET ASSETS	$1,005,196,162

NET ASSETS CONSIST OF:

Capital stock	$786,942
Additional paid-in-capital	928,422,185
Undistributed net investment income	5,839,718
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	9,577,982
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	60,569,335

TOTAL NET ASSETS	$1,005,196,162

The accompanying notes are an integral part of the financial statements.	31

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series (unaudited)

April 30, 2011

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($809,553,407/60,683,610 shares)	$13.34

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($167,752,004/15,379,358 shares)	$10.91

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($27,507,801/2,595,159 shares)	$10.60

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($382,950/36,081 shares)	$10.61

32	The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series (unaudited)

For the Six Months Ended April 30, 2011

INVESTMENT INCOME:

Interest	$10,703,593
Dividends (net of foreign taxes withheld, $73,942)	1,956,734

Total Investment Income	12,660,327

EXPENSES:

Management fees (Note 3)	2,739,480
Shareholder services fees (Class S) (Note 3)	741,931
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	107,577
Fund accounting and administration fees (Note 3)	101,749
Transfer agent fees (Note 3)	56,624
Directors’ fees (Note 3)	11,553
Chief Compliance Officer service fees (Note 3)	1,383
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	396
Custodian fees	31,855
Miscellaneous	127,293

Total Expenses	3,919,841

NET INVESTMENT INCOME	8,740,486

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	9,948,754
Foreign currency and translation of other assets and liabilities	(18,403)
Forward foreign currency exchange contracts	(26,015)

9,904,336

Net change in unrealized appreciation (depreciation) on-
Investments	16,734,937
Foreign currency and translation of other assets and liabilities	11,445
Forward foreign currency exchange contracts	80

16,746,462

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	26,650,798

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,391,284

The accompanying notes are an integral part of the financial statements.	33

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,740,486	$13,834,831
Net realized gain on investments and foreign currency	9,904,336	24,648,250
Net change in unrealized appreciation on investments and foreigncurrency	16,746,462	29,245,306

Net increase from operations	35,391,284	67,728,387

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(8,712,242)	(6,599,872)
From net investment income (Class I)	(2,233,649)	(2,249,942)
From net investment income (Class C)	(234,444)	(60,752)
From net investment income (Class R)	(102)	—
From net realized gain on investments (Class S)	(17,869,909)	—
From net realized gain on investments (Class I)	(4,243,177)	—
From net realized gain on investments (Class C)	(600,819)	—
From net realized gain on investments (Class R)	(201)	—

Total distributions to shareholders	(33,894,543)	(8,910,566)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	163,104,481	357,696,696

Net increase in net assets	164,601,222	416,514,517

NET ASSETS:

Beginning of period	840,594,940	424,080,423

End of period (including undistributed net investment income of $5,839,718 and $8,279,669, respectively)	$1,005,196,162	$840,594,940

34	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	For the Six Months Ended 4/30/11	For the Years Ended
	(unaudited)	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.37	$12.21	$11.13	$12.74	$12.35	$11.90

Income (loss) from investment operations:
Net investment income	0.12 [1]	0.29 [1]	0.23 [1]	0.24	0.30	0.28
Net realized and unrealized gain (loss) on investments	0.35	1.07	1.07	(1.15)	0.65	0.69

Total from investment operations	0.47	1.36	1.30	(0.91)	0.95	0.97

Less distributions to shareholders:
From net investment income	(0.16)	(0.20)	(0.22)	(0.27)	(0.31)	(0.20)
From net realized gain on investments	(0.34)	—	—	(0.43)	(0.25)	(0.32)

Total distributions to shareholders	(0.50)	(0.20)	(0.22)	(0.70)	(0.56)	(0.52)

Net asset value - End of period	$13.34	$13.37	$12.21	$11.13	$12.74	$12.35

Net assets - End of period (000’s omitted)	$809,553	$683,681	$328,201	$139,174	$110,567	$71,790

Total return[2]	3.72%	11.26%	11.83%	(7.52%)	7.95%	8.49%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.87%[3]	0.90%	0.90%	0.92%	0.99%	1.00%
Net investment income	1.90%[3]	2.28%	1.97%	2.33%	2.73%	2.65%
Series portfolio turnover	8%	42%	47%	45%	49%	48%

*        The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4]	0.03%	0.05%	N/A	0.07%

[1]	Calculated based on average shares outstanding during the period.
[2]

Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.
[4]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	35

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	For the Six Months Ended 4/30/11 (unaudited)	For the Years Ended		For the Period 3/28/08[1] to 10/31/08
		10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.03	$10.11	$9.27	$10.00

Income (loss) from investment operations:
Net investment income	0.11 [2]	0.26 [2]	0.21 [2]	0.06
Net realized and unrealized gain (loss) on investments	0.29	0.88	0.87	(0.74)

Total from investment operations	0.40	1.14	1.08	(0.68)

Less distributions to shareholders:
From net investment income	(0.18)	(0.22)	(0.24)	(0.05)
From net realized gain on investments	(0.34)	—	—	—

Total distributions to shareholders	(0.52)	(0.22)	(0.24)	(0.05)

Net asset value - End of period	$10.91	$11.03	$10.11	$9.27

Net assets - End of period (000’s omitted)	$167,752	$139,399	$95,879	$77

Total return[3]	3.82%	11.49%	11.94%	(6.81%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.67%[4]	0.70%	0.70%	0.70%[4]
Net investment income	2.10%[4]	2.48%	2.17%	1.81%[4]
Series portfolio turnover	8%	42%	47%	45%

*        The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[5]	0.03%	0.15%[4]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

36	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class C

	For the Six Months Ended 4/30/11 (unaudited)	For the Period 1/4/10[1] to 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.73	$10.00

Income from investment operations:
Net investment income	0.06 [2]	0.12 [2]
Net realized and unrealized gain on investments	0.28	0.68

Total from investment operations	0.34	0.80

Less distributions to shareholders:
From net investment income	(0.13)	(0.07)
From net realized gain on investments	(0.34)	—

Total distributions to shareholders	(0.47)	(0.07)

Net asset value - End of period	$10.60	$10.73

Net assets - End of period (000’s omitted)	$27,508	$17,514

Total return[3]	3.37%	8.03%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.67%[4]	1.70%[4]
Net investment income	1.09%[4]	1.43%[4]
Series portfolio turnover	8%	42%

*        The investment advisor did not impose all or a portion of its other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

N/A	0.00%[4,5]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	37

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	For the Six Months Ended 4/30/11 (unaudited)	For the Period 6/30/10[1] to 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.76	$10.00

Income from investment operations:
Net investment income	0.08 [2]	0.05 [2]
Net realized and unrealized gain on investments	0.28	0.71

Total from investment operations	0.36	0.76

Less distributions to shareholders:
From net investment income	(0.17)	—
From net realized gain on investments	(0.34)	—

Total distributions to shareholders	(0.51)	—

Net asset value - End of period	$10.61	$10.76

Net assets - End of period (000’s omitted)	$383	$1

Total return[3]	3.57%	7.60%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.17%[4]	1.20%[4]
Net investment income	1.52%[4]	1.51%[4]
Series portfolio turnover	8%	42%

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]	Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
[4]	Annualized.

38	The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period 11/1/10-4/30/11*	Annualized Expense ratio
Class S
Actual	$1,000.00	$1,074.30	$5.50	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36	1.07%
Class I
Actual	$1,000.00	$1,074.40	$4.22	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$4.11	0.82%
Class C
Actual	$1,000.00	$1,070.00	$9.34	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.77	$9.10	1.82%
Class R
Actual	$1,000.00	$1,072.60	$6.78	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.61	1.32%

*

Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

39

Portfolio Composition - Pro-Blend® Moderate Term Series (unaudited)

As of April 30, 2011

Sector Allocation[3]
Financials	18.15%
Information Technology	13.21%
Industrials	9.03%
Consumer Discretionary	7.81%
Health Care	7.45%
Consumer Staples	7.42%
Energy	5.94%
Materials	4.04%
Telecommunication Services	1.61%
Utilities	0.48%

[3]	Including common stocks, preferred stocks, warrants and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[4]
Google, Inc. - Class A	1.47%
Time Warner, Inc.	1.26%
The Bank of New York Mellon Corp.	1.24%
Hess Corp.	1.09%
QUALCOMM, Inc.	1.08%
Cerner Corp.	1.05%
The Charles Schwab Corp.	1.00%
Monsanto Co.	0.98%
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	0.96%
Baker Hughes, Inc.	0.96%
4 As a percentage of total investments.

40

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS - 47.45%

Consumer Discretionary - 4.77%
Auto Components - 0.07%
Cooper Tire & Rubber Co.	9,320	$251,454
Hankook Tire Co. Ltd. (South Korea)[1]	13,160	528,564

		780,018

Automobiles - 0.06%
Bayerische Motoren Werke AG (BMW) (Germany)[1]	2,960	278,680
Suzuki Motor Corp. (Japan)[1]	3,900	92,847
Yamaha Motor Co. Ltd. (Japan)*[1]	16,000	307,555

		679,082

Distributors - 0.02%
Inchcape plc (United Kingdom)*[1]	41,376	252,578

Diversified Consumer Services - 0.03%
Capella Education Co.*	1,440	71,424
Grand Canyon Education, Inc.*	7,790	112,643
Strayer Education, Inc.	1,270	157,328

		341,395

Hotels, Restaurants & Leisure - 0.78%
Accor S.A. (France)[1]	4,750	211,081
Carnival Corp.	203,200	7,735,824
Ctrip.com International Ltd. - ADR (China)*	11,000	535,920
Hyatt Hotels Corp. - Class A*	2,240	99,254
Intercontinental Hotels Group plc (United Kingdom)[1]	5,300	116,349

		8,698,428

Household Durables - 0.09%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	55,360	163,362
DR Horton, Inc.	3,800	47,272
Lennar Corp. - Class A	10,170	193,128
LG Electronics, Inc. (South Korea)[1]	2,400	231,050
Rodobens Negocios Imobiliarios S.A. (Brazil)	36,860	315,836
Toll Brothers, Inc.*	2,380	50,004

		1,000,652

Internet & Catalog Retail - 0.02%
Ocado Group plc (United Kingdom)*[1]	48,160	182,626

Media - 3.43%
Gestevision Telecinco S.A. (Spain)[1]	39,070	439,187
Grupo Televisa S.A. - ADR (Mexico)*	15,190	360,307
Imax Corp. (Canada)*	22,710	796,667
Liberty Global, Inc. - Class A*	142,120	6,608,580
Mediaset S.p.A. (Italy)[1]	12,340	82,215
Reed Elsevier plc (United Kingdom)[1]	17,510	155,125

The accompanying notes are an integral part of the financial statements.	41

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
Reed Elsevier plc - ADR (United Kingdom)	4,434	$157,673
Societe Television Francaise 1 (France)[1]	37,310	700,428
Time Warner, Inc.	365,880	13,852,217
Virgin Media, Inc. (United Kingdom)	147,560	4,465,166
The Walt Disney Co.	221,090	9,528,979
Wolters Kluwer N.V. (Netherlands)[1]	8,395	195,598
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	135,390	766,924

		38,109,066

Multiline Retail - 0.07%
Marks & Spencer Group plc (United Kingdom)[1]	42,270	274,635
Nordstrom, Inc.	3,110	147,881
PPR (France)[1]	1,625	290,528

		713,044

Specialty Retail - 0.17%
Chico’s FAS, Inc.	15,830	231,593
Dick’s Sporting Goods, Inc.*	11,070	453,095
The Finish Line, Inc. - Class A	11,630	249,929
Group 1 Automotive, Inc.	2,890	124,386
Inditex S.A. (Spain)[1]	1,900	170,391
KOMERI Co. Ltd. (Japan)[1]	4,800	130,687
Lumber Liquidators Holdings, Inc.*	11,280	292,716
Penske Automotive Group, Inc.*	5,780	129,934
Sonic Automotive, Inc. - Class A	8,250	116,325

		1,899,056

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	4,150	309,272

Total Consumer Discretionary		52,965,217

Consumer Staples - 6.80%
Beverages - 1.76%
Anheuser-Busch InBev N.V. (Belgium)[1]	145,040	9,256,169
Central European Distribution Corp.	10,440	123,401
The Coca-Cola Co.	136,160	9,185,354
Diageo plc (United Kingdom)[1]	11,520	234,354
Heineken N.V. (Netherlands)[1]	8,110	485,256
Kirin Holdings Co. Ltd. (Japan)[1]	15,200	213,885

		19,498,419

Food & Staples Retailing - 1.43%
BJ’s Wholesale Club, Inc.*	3,770	193,476

42	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Carrefour S.A. (France)[1]	23,260	$1,102,109
Casino Guichard-Perrachon S.A. (France)[1]	2,420	254,636
Koninklijke Ahold N.V. (Netherlands)[1]	18,140	254,750
The Kroger Co.	264,890	6,439,476
Safeway, Inc.	264,690	6,434,614
SUPERVALU, Inc.	22,500	253,350
Tesco plc (United Kingdom)[1]	142,995	964,054

		15,896,465

Food Products - 3.55%
Barry Callebaut AG (Switzerland)[1]	370	353,894
Danone S.A. (France)[1]	10,680	781,951
Flowers Foods, Inc.	8,280	253,037
General Mills, Inc.	226,950	8,755,731
Kellogg Co.	49,470	2,833,147
Kraft Foods, Inc. - Class A	253,090	8,498,762
Nestle S.A. (Switzerland)[1]	131,880	8,185,579
Sanderson Farms, Inc.	3,900	185,640
Suedzucker AG (Germany)[1]	6,710	206,861
Unilever plc - ADR (United Kingdom)	288,829	9,407,161

		39,461,763

Household Products - 0.03%
Reckitt Benckiser Group plc (United Kingdom)[1]	6,010	334,437

Personal Products - 0.03%
Beiersdorf AG (Germany)[1]	3,150	205,148
Kao Corp. (Japan)[1]	3,300	82,607

		287,755

Total Consumer Staples		75,478,839

Energy - 3.84%
Energy Equipment & Services - 2.56%
Baker Hughes, Inc.	136,490	10,565,691
Calfrac Well Services Ltd. (Canada)	18,400	650,899
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	11,780	414,985
ION Geophysical Corp.*	18,000	227,520
Key Energy Services, Inc.*	5,150	93,730
Petroleum Geo-Services ASA (Norway)*[1]	20,200	319,567
Schlumberger Ltd.	85,245	7,650,739
Trican Well Service Ltd. (Canada)	40,240	991,806
Weatherford International Ltd. (Switzerland)*	345,600	7,458,048

		28,372,985

The accompanying notes are an integral part of the financial statements.	43

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 1.28%
Cameco Corp. (Canada)	12,090	$356,413
Hess Corp.	138,740	11,926,090
Paladin Energy Ltd. (Australia)*	70,110	253,423
Repsol YPF S.A. (Spain)[1]	4,650	166,002
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	241,286
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	532,064
Talisman Energy, Inc. (Canada)	21,070	508,851
Total S.A. (France)[1]	3,960	253,604

		14,237,733

Total Energy		42,610,718

Financials - 6.27%
Capital Markets - 3.10%
The Bank of New York Mellon Corp.[2]	471,080	13,642,477
The Charles Schwab Corp.	597,630	10,942,605
Credit Suisse Group AG - ADR (Switzerland)	2,140	97,349
Daiwa Securities Group, Inc. (Japan)[1]	7,000	30,212
Evercore Partners, Inc. - Class A	4,660	162,587
GAM Holding AG (Switzerland)*[1]	28,740	566,468
The Goldman Sachs Group, Inc.	1,740	262,757
Greenhill & Co., Inc.	1,580	93,220
Lazard Ltd. - Class A (Bermuda)	3,570	146,370
Northern Trust Corp.	4,850	242,451
State Street Corp.	176,420	8,212,351

		34,398,847

Commercial Banks - 0.43%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	25,790	330,370
Banco Santander S.A. (Spain)[1]	31,030	396,268
Banco Santander S.A. - ADR (Spain)	35,980	446,152
Barclays plc - ADR (United Kingdom)	4,940	94,107
BNP Paribas (France)[1]	2,040	161,271
CIT Group, Inc.*	3,870	164,320
Credit Agricole S.A. (France)[1]	4,505	74,936
First Commonwealth Financial Corp.	100,590	623,658
First Financial Bancorp	20,570	338,994
HSBC Holdings plc (United Kingdom)[1]	32,900	358,868
HSBC Holdings plc - ADR (United Kingdom)	7,732	421,162
ICICI Bank Ltd. - ADR (India)	6,650	335,160
Societe Generale - ADR (France)[3]	8,880	118,814
Standard Chartered plc (United Kingdom)[1]	9,470	263,188
U.S. Bancorp	16,870	435,583

44	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Wells Fargo & Co.	9,100	$264,901

		4,827,752

Consumer Finance - 0.89%
American Express Co.	191,140	9,381,151
Discover Financial Services	14,500	360,180
Green Dot Corp. - Class A*	2,500	107,900

		9,849,231

Diversified Financial Services - 0.30%
Bank of America Corp.	21,820	267,950
Bolsas y Mercados Espanoles S.A. (Spain)[1]	9,450	319,924
CME Group, Inc.	1,550	458,443
Deutsche Boerse AG (Germany)[1]	9,580	795,321
ING Groep N.V. (Netherlands)*[1]	4,775	62,907
JPMorgan Chase & Co.	14,900	679,887
MarketAxess Holdings, Inc.	15,000	365,250
Moody’s Corp.	8,500	332,690

		3,282,372

Insurance - 0.33%
Allianz SE (Germany)[1]	9,880	1,552,260
The Allstate Corp.	11,530	390,175
AXA S.A. (France)[1]	4,080	91,466
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	100	125,858
Mapfre S.A. (Spain)[1]	74,000	308,868
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,525	581,887
Zurich Financial Services AG (Switzerland)*[1]	2,280	641,087

		3,691,601

Real Estate Investment Trusts (REITS) - 1.08%
Alexandria Real Estate Equities, Inc.	4,240	348,316
Alstria Office REIT AG (Germany)[1]	24,320	385,431
American Campus Communities, Inc.	13,780	484,367
Apartment Investment & Management Co. - Class A	14,110	380,406
Associated Estates Realty Corp.	5,940	98,842
AvalonBay Communities, Inc.	2,670	338,049
BioMed Realty Trust, Inc.	37,810	750,150
Boston Properties, Inc.	3,730	389,897
British Land Co. plc (United Kingdom)[1]	27,260	274,470
Camden Property Trust	5,820	365,205
Cedar Shopping Centers, Inc.	17,090	100,831
Cogdell Spencer, Inc.	49,610	300,141
Coresite Realty Corp.	7,200	113,688

The accompanying notes are an integral part of the financial statements.	45

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Corporate Office Properties Trust	21,130	$743,987
DiamondRock Hospitality Co.	8,050	96,922
Digital Realty Trust, Inc.	9,330	562,972
DuPont Fabros Technology, Inc.	18,900	462,294
Education Realty Trust, Inc.	6,800	57,868
Equity Lifestyle Properties, Inc.	4,600	275,172
Equity One, Inc.	4,860	96,325
Equity Residential	5,180	309,350
General Growth Properties, Inc.	5,950	99,365
HCP, Inc.	8,230	326,073
Health Care REIT, Inc.	5,780	310,791
Healthcare Realty Trust, Inc.	8,350	190,714
Home Properties, Inc.	7,390	468,526
Host Hotels & Resorts, Inc.	21,164	376,508
Kimco Realty Corp.	11,710	228,813
Land Securities Group plc (United Kingdom)[1]	20,000	262,896
LaSalle Hotel Properties	3,840	108,058
Mack-Cali Realty Corp.	3,590	126,799
Morguard Real Estate Investment Trust (Canada)	6,740	107,495
National Retail Properties, Inc.	7,560	199,130
Omega Healthcare Investors, Inc.	6,050	138,908
Pebblebrook Hotel Trust	16,040	344,058
Public Storage	2,870	336,680
Realty Income Corp.	5,880	209,034
Simon Property Group, Inc.	3,238	370,880
Sovran Self Storage, Inc.	3,280	140,318
Sunstone Hotel Investors, Inc.*	24,880	260,245
Tanger Factory Outlet Centers	4,110	113,559
UDR, Inc.	13,650	353,399

		12,006,932

Real Estate Management & Development - 0.02%
CB Richard Ellis Group, Inc. - Class A*	5,000	133,550
Thomas Properties Group, Inc.*	12,800	45,952

		179,502

Thrifts & Mortgage Finance - 0.12%
Aareal Bank AG (Germany)*[1]	8,370	253,772
First Niagara Financial Group, Inc.	48,680	700,992
People’s United Financial, Inc.	31,880	436,437

		1,391,201

Total Financials		69,627,438

46	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care - 5.96%
Biotechnology - 0.38%
Amgen, Inc.*	14,020	$797,037
Cangene Corp. (Canada)*	30,000	71,342
Dendreon Corp.*	12,900	560,247
InterMune, Inc.*	12,300	549,072
Momenta Pharmaceuticals, Inc.*	29,000	547,230
Myriad Genetics, Inc.*	27,160	582,310
Swedish Orphan Biovitrum AB (Sweden)*[1]	85,000	353,350
United Therapeutics Corp.*	11,500	770,040

		4,230,628

Health Care Equipment & Supplies - 2.57%
Abaxis, Inc.*	28,140	817,467
Alere, Inc.*	46,300	1,719,582
Becton, Dickinson and Co.	70,480	6,057,051
BioMerieux (France)[1]	7,500	815,428
Boston Scientific Corp.*	784,800	5,878,152
Cochlear Ltd. (Australia)[1]	17,540	1,550,727
Conceptus, Inc.*	38,850	599,455
DexCom, Inc.*	81,120	1,350,648
Gen-Probe, Inc.*	23,450	1,944,474
Getinge AB - Class B (Sweden)[1]	6,300	167,606
HeartWare International, Inc.*	9,420	702,826
Insulet Corp.*	72,330	1,554,372
Mindray Medical International Ltd. - ADR (China)	9,180	245,381
Quidel Corp.*	66,180	878,209
Sirona Dental Systems, Inc.*	12,740	727,072
Straumann Holding AG (Switzerland)[1]	6,370	1,666,467
Thoratec Corp.*	13,670	419,669
Zoll Medical Corp.*	24,820	1,406,798

		28,501,384

Health Care Providers & Services - 0.80%
Amil Participacoes S.A. (Brazil)	34,230	415,582
Assisted Living Concepts, Inc. - Class A*	13,200	475,992
Bio-Reference Laboratories, Inc.*	26,830	676,384
Brookdale Senior Living, Inc.*	59,790	1,628,680
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	108,540	140,812
Capital Senior Living Corp.*	56,000	519,120
China Cord Blood Corp. (Hong Kong)*	80,000	269,600
Cross Country Healthcare, Inc.*	75,340	559,023
Diagnosticos da America S.A. (Brazil)	64,630	867,649
Odontoprev S.A. (Brazil)	39,210	626,582
Sonic Healthcare Ltd. (Australia)[1]	140,860	1,937,479

The accompanying notes are an integral part of the financial statements.	47

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Sunrise Senior Living, Inc.*	75,870	$787,531

		8,904,434

Health Care Technology - 1.09%
Allscripts Healthcare Solutions, Inc.*	26,500	570,810
Cerner Corp.*	95,679	11,498,702

		12,069,512

Life Sciences Tools & Services - 0.66%
Lonza Group AG (Switzerland)*[1]	9,060	779,140
QIAGEN N.V. (Netherlands)*	205,680	4,395,382
QIAGEN N.V. (Netherlands)*[1]	4,900	104,767
Sequenom, Inc.*	150,990	1,064,479
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	54,460	958,496

		7,302,264

Pharmaceuticals - 0.46%
AstraZeneca plc (United Kingdom)[1]	1,890	93,777
AstraZeneca plc - ADR (United Kingdom)	3,380	168,425
Bayer AG (Germany)[1]	9,575	840,634
GlaxoSmithKline plc (United Kingdom)[1]	12,270	268,037
Green Cross Corp. (South Korea)[1]	5,640	732,623
Kalbe Farma Tbk PT (Indonesia)[1]	1,789,000	748,508
Sanofi-Aventis S.A. (France)[1]	1,960	155,070
Santen Pharmaceutical Co. Ltd. (Japan)[1]	4,800	185,664
Shire plc (Ireland)[1]	16,965	526,464
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,400	116,311
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,080	278,038
UCB S.A. (Belgium)[1]	21,810	1,053,711

		5,167,262

Total Health Care		66,175,484

Industrials - 4.67%
Aerospace & Defense - 0.79%
The Boeing Co.	109,320	8,721,550
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	3,060	99,389

		8,820,939

Air Freight & Logistics - 1.21%
Atlas Air Worldwide Holdings, Inc.*	2,830	195,015
FedEx Corp.	66,100	6,323,787
TNT N.V. (Netherlands)[1]	25,340	623,591

48	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc. - Class B	83,175	$6,235,630

		13,378,023

Airlines - 0.86%
Copa Holdings S.A. - Class A (Panama)	4,200	244,230
Deutsche Lufthansa AG (Germany)[1]	15,825	359,034
Ryanair Holdings plc - ADR (Ireland)	20,830	634,898
Southwest Airlines Co.	678,815	7,976,076
US Airways Group, Inc.*	34,650	314,969

		9,529,207

Commercial Services & Supplies - 0.08%
Tomra Systems ASA (Norway)[1]	102,750	881,711

Construction & Engineering - 0.01%
MYR Group, Inc.*	4,850	120,911

Electrical Equipment - 0.15%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	26,790	736,457
Alstom S.A. (France)[1]	8,380	557,167
American Superconductor Corp.*	2,700	31,995
Nexans S.A. (France)[1]	1,630	172,753
Prysmian S.p.A. (Italy)[1]	5,300	125,108

		1,623,480

Industrial Conglomerates - 0.13%
Siemens AG (Germany)[1]	9,700	1,410,952

Machinery - 0.41%
Astec Industries, Inc.*	4,530	175,673
FANUC Corp. (Japan)[1]	1,400	234,359
Flowserve Corp.	22,530	2,852,749
Lindsay Corp.	3,580	262,486
Meritor, Inc.*	8,510	146,457
Okano Valve Manufacturing Co. (Japan)[1]	8,000	42,091
Titan International, Inc.	8,050	248,665
Wabash National Corp.*	27,270	300,788
Westport Innovations, Inc. (Canada)*	13,520	342,056

		4,605,324

Marine - 0.02%
D/S Norden (Denmark)[1]	5,550	198,895

Road & Rail - 1.00%
All America Latina Logistica S.A. (Brazil)	86,430	712,009
Heartland Express, Inc.	12,670	218,557
Knight Transportation, Inc.	11,570	208,376

The accompanying notes are an integral part of the financial statements.	49

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
Norfolk Southern Corp.	126,400	$9,439,552
RailAmerica, Inc.*	31,860	542,257

		11,120,751

Transportation Infrastructure - 0.01%
Groupe Eurotunnel S.A. (France)[1]	9,600	104,374

Total Industrials		51,794,567

Information Technology - 12.08%
Communications Equipment - 3.52%
Alcatel-Lucent - ADR (France)*	154,300	1,009,122
Cisco Systems, Inc.	577,224	10,136,053
Infinera Corp.*	100,680	787,318
Juniper Networks, Inc.*	102,342	3,922,769
QUALCOMM, Inc.	207,880	11,815,899
Riverbed Technology, Inc.*	12,740	447,684
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	24,880	377,517
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	697,250	10,598,200

		39,094,562

Computers & Peripherals - 0.94%
Apple, Inc.*	1,210	421,358
EMC Corp.*	346,410	9,817,259
Immersion Corp.*	35,480	256,875

		10,495,492

Electronic Equipment, Instruments & Components - 0.04%
Hitachi Ltd. (Japan)[1]	52,000	282,242
Keyence Corp. (Japan)[1]	521	137,678

		419,920

Internet Software & Services - 1.67%
comScore, Inc.*	27,840	829,910
Google, Inc. - Class A*	29,676	16,146,712
Liquidity Services, Inc.*	24,640	479,248
VistaPrint N.V. (Netherlands)*	20,260	1,102,144

		18,558,014

IT Services - 3.97%
Amadeus IT Holding S.A. - Class A (Spain)[1]	22,830	478,472
Amdocs Ltd. (Guernsey)*	43,850	1,348,387
Automatic Data Processing, Inc.	182,908	9,941,050
Cap Gemini S.A. (France)[1]	13,340	808,018
Cielo S.A. (Brazil)	65,080	608,522
Indra Sistemas S.A. (Spain)[1]	24,740	561,141

50	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
MasterCard, Inc. - Class A	37,200	$10,263,108
Redecard S.A. (Brazil)	37,150	539,823
Visa, Inc. - Class A	123,490	9,647,039
The Western Union Co.	464,480	9,870,200

		44,065,760

Semiconductors & Semiconductor Equipment - 0.32%
Advantest Corp. (Japan)[1]	41,100	816,809
Infineon Technologies AG (Germany)[1]	66,740	756,667
Sumco Corp. (Japan)[1]	49,600	956,768
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	20,106	271,431
Tokyo Electron Ltd. (Japan)[1]	12,160	703,992

		3,505,667

Software - 1.62%
Autodesk, Inc.*	199,510	8,973,960
CommVault Systems, Inc.*	2,250	88,628
DemandTec, Inc.*	33,730	373,391
Electronic Arts, Inc.*	275,770	5,565,039
Fortinet, Inc.*	20,360	991,532
Misys plc (United Kingdom)*[1]	29,898	157,697
QLIK Technologies, Inc.*	6,500	208,390
SAP AG (Germany)[1]	5,630	362,742
SolarWinds, Inc.*	30,990	750,888
Taleo Corp. - Class A*	14,910	540,786

		18,013,053

Total Information Technology		134,152,468

Materials - 1.99%
Chemicals - 1.19%
Arkema S.A. (France)[1]	20	2,083
BASF SE (Germany)[1]	4,120	423,058
Calgon Carbon Corp.*	21,105	362,162
Flotek Industries, Inc.*	17,290	165,638
Johnson Matthey plc (United Kingdom)[1]	9,620	322,253
Linde AG (Germany)[1]	1,630	293,345
Monsanto Co.	158,880	10,810,195
The Scotts Miracle-Gro Co. - Class A	3,070	173,363
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	11,500	598,268

		13,150,365

Construction Materials - 0.45%
CRH plc (Ireland)[1]	17,610	433,611

The accompanying notes are an integral part of the financial statements.	51

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials (continued)
Construction Materials (continued)
Eagle Materials, Inc.	13,160	$382,824
Holcim, Ltd. (Switzerland)*[1]	2,450	213,473
Martin Marietta Materials, Inc.	22,160	2,020,770
Vulcan Materials Co.	43,640	1,972,528

		5,023,206

Containers & Packaging - 0.35%
Owens-Illinois, Inc.*	130,620	3,875,495

Total Materials		22,049,066

Telecommunication Services - 0.95%
Diversified Telecommunication Services - 0.91%
France Telecom S.A. (France)[1]	11,410	267,386
Swisscom AG - ADR (Switzerland)[3]	7,815	358,709
Telefonica S.A. - ADR (Spain)	21,700	585,032
Telenor ASA (Norway)[1]	510,310	8,815,960

		10,027,087

Wireless Telecommunication Services - 0.04%
SK Telecom Co. Ltd. - ADR (South Korea)	25,050	475,449

Total Telecommunication Services		10,502,536

Utilities - 0.12%
Electric Utilities - 0.05%
Brookfield Infrastructure Partners LP - ADR (Bermuda)	4,891	114,939
E.ON AG (Germany)[1]	14,270	487,737

		602,676

Independent Power Producers & Energy Traders - 0.02%
GenOn Energy, Inc.*	44,687	175,620

Multi-Utilities - 0.03%
GDF Suez (France)[1]	3,795	155,175
National Grid plc (United Kingdom)[1]	20,900	214,435

		369,610

Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,330	237,079

Total Utilities		1,384,985

TOTAL COMMON STOCKS (Identified Cost $439,724,968)		526,741,318

52	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCKS - 0.35%

Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)[1]	3,390	$231,113

Financials - 0.33%
Commercial Banks - 0.09%
PNC Financial Services Group, Inc., Series K, 8.25%[4]	350,000	370,434
Wells Fargo & Co., Series K, 7.98%[4]	610,000	671,000

		1,041,434

Diversified Financial Services - 0.15%
Bank of America Corp., Series K, 8.00%[4]	650,000	703,124
JPMorgan Chase & Co., Series 1, 7.90%[4]	910,000	999,844

		1,702,968

Real Estate Investment Trusts (REITS) - 0.09%
Public Storage*	37,110	937,399

Total Financials		3,681,801

TOTAL PREFERRED STOCKS (Identified Cost $3,506,230)		3,912,914

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $5,086)	10,455	4,286

CORPORATE BONDS - 26.57%

Convertible Corporate Bonds - 0.17%
Financials - 0.09%
Real Estate Investment Trusts (REITS) - 0.09%
BioMed Realty LP5, 3.75%, 1/15/2015	$825,000	994,125

Health Care - 0.04%
Biotechnology - 0.03%
Amgen, Inc., 0.375%, 2/1/2013	400,000	399,000

Health Care Equipment & Supplies - 0.01%
Medtronic, Inc., 1.625%, 4/15/2013	90,000	92,813

Total Health Care		491,813

Information Technology - 0.04%
Computers & Peripherals - 0.04%
EMC Corp., 1.75%, 12/1/2013	215,000	387,537

Total Convertible Corporate Bonds (Identified Cost $1,709,089)		1,873,475

The accompanying notes are an integral part of the financial statements.	53

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount		Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds - 26.40%
Consumer Discretionary - 2.96%
Hotels, Restaurants & Leisure - 0.61%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp.[5], 9.125%, 8/1/2018		$245,000	$267,050
International Game Technology, 7.50%, 6/15/2019		2,415,000	2,778,689
McDonald’s Corp., 5.80%, 10/15/2017		325,000	377,007
McDonald’s Corp., 6.30%, 10/15/2037		445,000	515,609
Scientific Games International, Inc.[5], 7.875%, 6/15/2016		250,000	262,500
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016		490,000	543,900
Wyndham Worldwide Corp., 9.875%, 5/1/2014		230,000	271,643
Wyndham Worldwide Corp., 6.00%, 12/1/2016		805,000	861,650
Yum! Brands, Inc., 3.875%, 11/1/2020		960,000	924,122

			6,802,170

Household Durables - 0.29%
Fortune Brands, Inc., 5.375%, 1/15/2016		1,295,000	1,385,937
Newell Rubbermaid, Inc., 4.70%, 8/15/2020		1,855,000	1,865,709

			3,251,646

Media - 1.19%
Cablevision Systems Corp., 8.625%, 9/15/2017		700,000	784,000
Columbus International, Inc. (Barbados)[5], 11.50%, 11/20/2014		210,000	241,500
Comcast Corp., 6.50%, 11/15/2035		1,310,000	1,407,807
Comcast Corp., 6.95%, 8/15/2037		950,000	1,067,259
DIRECTV Holdings LLC, 5.20%, 3/15/2020		1,740,000	1,825,919
Discovery Communications LLC, 5.05%, 6/1/2020		1,715,000	1,805,478
Kabel BW Erste Beteiligungs GmbH - Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)[5], 7.50%, 3/15/2019		310,000	317,750
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016		545,000	610,400
Sirius XM Radio, Inc.[5], 9.75%, 9/1/2015		555,000	624,375
Time Warner, Inc., 4.75%, 3/29/2021		1,435,000	1,463,699
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017		535,000	565,763
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017	EUR	140,000	217,729
UPCB Finance III Ltd. (Cayman Islands)[5], 6.625%, 7/1/2020		$1,010,000	993,587
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019		115,000	129,950
The Walt Disney Co., Series B, 7.00%, 3/1/2032		615,000	760,287
XM Satellite Radio, Inc.[5], 7.625%, 11/1/2018		300,000	319,500

			13,135,003

Multiline Retail - 0.08%
Target Corp., 6.00%, 1/15/2018		790,000	915,834

54	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.64%
AutoZone, Inc., 4.00%, 11/15/2020	$1,955,000	$1,840,760
DirectBuy Holdings, Inc.[5], 12.00%, 2/1/2017	660,000	369,600
The Home Depot, Inc., 5.40%, 3/1/2016	1,615,000	1,804,761
Lowe’s Companies, Inc., 6.10%, 9/15/2017	620,000	717,826
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	920,000	925,500
Rent-A-Center, Inc.[5], 6.625%, 11/15/2020	810,000	811,013
Toys R Us Property Co., LLC, 8.50%, 12/1/2017	595,000	639,625

		7,109,085

Textiles, Apparel & Luxury Goods - 0.15%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	880,000	866,800
VF Corp., 5.95%, 11/1/2017	640,000	741,677

		1,608,477

Total Consumer Discretionary		32,822,215

Consumer Staples - 0.52%
Beverages - 0.23%
CEDC Finance Corp. International, Inc.[5], 9.125%, 12/1/2016	605,000	585,337
Constellation Brands, Inc., 8.375%, 12/15/2014	610,000	693,875
Constellation Brands, Inc., 7.25%, 9/1/2016	620,000	675,800
PepsiCo, Inc., 5.00%, 6/1/2018	315,000	347,488
PepsiCo, Inc., 7.90%, 11/1/2018	187,000	238,842

		2,541,342

Food & Staples Retailing - 0.03%
The Kroger Co., 6.75%, 4/15/2012	315,000	332,376

Food Products - 0.18%
General Mills, Inc., 5.65%, 2/15/2019	860,000	961,327
Kraft Foods, Inc., 6.125%, 2/1/2018	950,000	1,078,300

		2,039,627

Personal Products - 0.08%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	790,000	861,100

Total Consumer Staples		5,774,445

Energy - 2.05%
Energy Equipment & Services - 1.04%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,085,000	1,370,194
Calfrac Holdings LP5, 7.50%, 12/1/2020	655,000	686,113
Complete Production Services, Inc., 8.00%, 12/15/2016	890,000	938,950
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	490,000	494,900
Schlumberger Oilfield plc (United Kingdom)[5], 4.20%, 1/15/2021	905,000	915,245

The accompanying notes are an integral part of the financial statements.	55

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
SESI LLC[5], 6.375%, 5/1/2019	$565,000	$570,650
Thermon Industries, Inc., 9.50%, 5/1/2017	417,000	448,275
Trinidad Drilling Ltd. (Canada)[5], 7.875%, 1/15/2019	655,000	694,300
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	4,175,000	5,414,457

		11,533,084

Oil, Gas & Consumable Fuels - 1.01%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,100,000	2,345,677
Anadarko Petroleum Corp., 8.70%, 3/15/2019	425,000	532,908
Apache Corp., 6.90%, 9/15/2018	740,000	897,824
Arch Coal, Inc., 8.75%, 8/1/2016	125,000	140,000
Arch Western Finance LLC, 6.75%, 7/1/2013	303,000	304,894
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 9.00%, 4/1/2015	208,000	226,720
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 10.875%, 4/1/2017	215,000	245,100
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	730,000	797,525
Hess Corp., 5.60%, 2/15/2041	1,830,000	1,798,590
Linn Energy LLC - Linn Energy Finance Corp.[5], 7.75%, 2/1/2021	560,000	599,900
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	605,000	624,663
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	460,000	492,200
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC, 8.875%, 3/15/2018	525,000	568,969
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	495,225
Tesoro Corp., 9.75%, 6/1/2019	485,000	551,687
Whiting Petroleum Corp., 7.00%, 2/1/2014	515,000	553,625

		11,175,507

Total Energy		22,708,591

Financials - 11.27%
Capital Markets - 2.60%
The Charles Schwab Corp., 4.45%, 7/22/2020	4,740,000	4,873,346
Goldman Sachs Capital I, 6.345%, 2/15/2034	795,000	783,143
Goldman Sachs Capital II6, 5.793%, 12/29/2049	1,215,000	1,047,937
The Goldman Sachs Group, Inc.[7], 3.25%, 6/15/2012	8,228,000	8,493,205
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	890,000	984,518
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	4,285,000	4,456,164
Jefferies Group, Inc., 8.50%, 7/15/2019	1,435,000	1,721,067
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,250,000	1,418,431
Morgan Stanley, 5.55%, 4/27/2017	687,000	739,127

56	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley, 5.50%, 1/26/2020	$4,255,000	$4,355,397

		28,872,335

Commercial Banks - 2.07%
Household Finance Co., 6.375%, 11/27/2012	1,250,000	1,345,760
HSBC Finance Corp., 7.00%, 5/15/2012	575,000	609,885
KeyBank National Association[7], 3.20%, 6/15/2012	3,506,000	3,619,451
KeyBank National Association, 5.45%, 3/3/2016	1,340,000	1,450,065
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	2,050,000	2,366,292
National City Corp., 6.875%, 5/15/2019	820,000	956,641
PNC Bank National Association, 5.25%, 1/15/2017	545,000	589,979
PNC Funding Corp.[7], 2.30%, 6/22/2012	3,600,000	3,680,852
Santander Issuances S.A. Unipersonal (Spain)[5], 5.911%, 6/20/2016	1,800,000	1,870,360
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	319,630
U.S. Bank National Association, 6.30%, 2/4/2014	285,000	318,560
USB Capital XIII Trust, 6.625%, 12/15/2039	535,000	571,236
Wachovia Corp., 5.25%, 8/1/2014	1,300,000	1,409,880
Wells Fargo & Co.[7], 3.00%, 12/9/2011	3,458,000	3,516,641
Wilmington Trust Corp., 8.50%, 4/2/2018	280,000	327,982

		22,953,214

Consumer Finance - 0.85%
American Express Co., 8.125%, 5/20/2019	5,465,000	6,940,790
American Express Co.[6], 6.80%, 9/1/2066	950,000	992,750
Credit Acceptance Corp., 9.125%, 2/1/2017	785,000	854,669
Discover Financial Services, 10.25%, 7/15/2019	545,000	720,244

		9,508,453

Diversified Financial Services - 3.55%
Bank of America Corp.[7], 3.125%, 6/15/2012	6,028,000	6,215,296
Bank of America Corp., 5.75%, 8/15/2016	980,000	1,046,615
Bank of America Corp., 7.625%, 6/1/2019	4,455,000	5,256,668
Bank of America Corp.[8], 5.13%, 2/24/2026	940,000	930,752
Citigroup Funding, Inc.[7], 1.875%, 10/22/2012	11,088,000	11,310,093
Citigroup, Inc.[7], 2.875%, 12/9/2011	3,506,000	3,561,563
Citigroup, Inc., 8.50%, 5/22/2019	4,520,000	5,631,825
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,130,000	1,276,994
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	4,150,959

		39,380,765

Insurance - 0.27%
American International Group, Inc., 4.25%, 5/15/2013	485,000	502,940
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,815,000	1,933,225

The accompanying notes are an integral part of the financial statements.	57

Investment Portfolio - April 30, 2011 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.[6], 8.125%, 6/15/2038	$485,000	$543,806

		2,979,971

Real Estate Investment Trusts (REITS) - 1.93%
BioMed Realty LP, 3.85%, 4/15/2016	950,000	959,027
Boston Properties LP, 5.875%, 10/15/2019	1,285,000	1,413,080
Boston Properties LP, 5.625%, 11/15/2020	410,000	444,448
Camden Property Trust, 5.70%, 5/15/2017	705,000	779,107
Digital Realty Trust LP, 5.875%, 2/1/2020	4,750,000	5,023,006
DuPont Fabros Technology LP, 8.50%, 12/15/2017	505,000	558,025
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,158,391
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	4,028,919
Host Hotels & Resorts LP, 6.875%, 11/1/2014	325,000	335,562
Host Hotels & Resorts LP, 6.375%, 3/15/2015	150,000	153,563
Mack-Cali Realty LP, 7.75%, 8/15/2019	770,000	935,380
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	709,676
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	425,000	453,687
Simon Property Group LP, 10.35%, 4/1/2019	1,060,000	1,474,727

		21,426,598

Total Financials		125,121,336

Health Care - 1.36%
Biotechnology - 0.41%
Amgen, Inc., 3.45%, 10/1/2020	4,750,000	4,521,582

Health Care Equipment & Supplies - 0.30%
Alere, Inc., 7.875%, 2/1/2016	560,000	596,400
Alere, Inc., 9.00%, 5/15/2016	490,000	525,525
CR Bard, Inc., 4.40%, 1/15/2021	905,000	928,967
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	165,000	165,619
Fresenius US Finance II, Inc.[5], 9.00%, 7/15/2015	975,000	1,117,594

		3,334,105

Health Care Providers & Services - 0.30%
BioScrip, Inc., 10.25%, 10/1/2015	425,000	425,000
FMC Finance III S.A. (Luxembourg), 6.875%, 7/15/2017	785,000	835,044
HCA, Inc., 7.875%, 2/15/2020	765,000	832,894
Health Management Associates, Inc., 6.125%, 4/15/2016	690,000	715,013
LifePoint Hospitals, Inc.[5], 6.625%, 10/1/2020	560,000	583,800

		3,391,751

Life Sciences Tools & Services - 0.04%
PharmaNet Development Group, Inc.[5], 10.875%, 4/15/2017	455,000	502,775

58	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals - 0.31%
Abbott Laboratories, 5.125%, 4/1/2019	$980,000	$1,072,570
Johnson & Johnson, 5.95%, 8/15/2037	440,000	498,626
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,275,000	1,397,775
Wyeth, 6.50%, 2/1/2034	365,000	423,518

		3,392,489

Total Health Care		15,142,702

Industrials - 4.27%
Aerospace & Defense - 0.21%
The Boeing Co., 6.00%, 3/15/2019	1,185,000	1,375,040
GeoEye, Inc., 9.625%, 10/1/2015	170,000	192,313
Honeywell International, Inc., 5.30%, 3/1/2018	680,000	763,048

		2,330,401

Air Freight & Logistics - 0.20%
Aguila 3 S.A. (Luxembourg)[5], 7.875%, 1/31/2018	705,000	720,863
FedEx Corp., 8.00%, 1/15/2019	570,000	712,036
United Parcel Service, Inc., 6.20%, 1/15/2038	660,000	750,461

		2,183,360

Airlines - 0.37%
Continental Airlines, Inc.[5], 6.75%, 9/15/2015	560,000	564,200
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	340,000	345,950
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	313,959	326,517
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	290,000	284,925
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	278,400
Southwest Airlines Co., 5.25%, 10/1/2014	1,030,000	1,109,132
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,227,676

		4,136,800

Building Products - 0.13%
Building Materials Corp. of America[5], 6.875%, 8/15/2018	345,000	356,213
Building Materials Corp. of America[5], 7.50%, 3/15/2020	215,000	227,631
Owens Corning, 9.00%, 6/15/2019	690,000	822,838

		1,406,682

Commercial Services & Supplies - 0.28%
ACCO Brands Corp., 10.625%, 3/15/2015	180,000	202,950
Clean Harbors, Inc., 7.625%, 8/15/2016	427,000	456,890

The accompanying notes are an integral part of the financial statements.	59

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp. (Canada)[5], 9.75%, 3/15/2017	$430,000	$461,175
Waste Management, Inc., 7.375%, 3/11/2019	1,665,000	2,015,446

		3,136,461

Construction & Engineering - 0.05%
Boart Longyear Management Pty., Ltd. (Australia)[5], 7.00%, 4/1/2021	285,000	294,975
Dematic S.A. (Luxembourg)[5], 8.75%, 5/1/2016	285,000	291,413

		586,388

Industrial Conglomerates - 1.95%
GE Capital Trust I6, 6.375%, 11/15/2067	690,000	715,875
General Electric Capital Corp.[7], 3.00%, 12/9/2011	3,518,000	3,576,803
General Electric Capital Corp.[7], 2.125%, 12/21/2012	8,208,000	8,421,695
General Electric Capital Corp., 5.625%, 5/1/2018	335,000	366,986
General Electric Capital Corp., 5.50%, 1/8/2020	3,950,000	4,247,411
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	970,000	1,094,561
General Electric Co., 5.25%, 12/6/2017	550,000	608,968
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,164,368
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	1,350,000	1,400,416

		21,597,083

Machinery - 0.47%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	1,500,000	1,838,040
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	364,049
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	136,487
John Deere Capital Corp., 5.75%, 9/10/2018	1,895,000	2,165,155
Uncle Acquisition 2010 Corp.[5], 8.625%, 2/15/2019	625,000	664,063

		5,167,794

Marine - 0.10%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	885,000	956,906
United Maritime Group LLC - United Maritime Group Finance Corp., 11.75%, 6/15/2015	190,000	198,550

		1,155,456

Road & Rail - 0.51%
CSX Corp., 6.00%, 10/1/2036	1,760,000	1,857,173
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	2,305,000	2,308,188
Union Pacific Corp., 5.65%, 5/1/2017	815,000	921,067

60	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 7.875%, 1/15/2019	$495,000	$626,247

		5,712,675

Total Industrials		47,413,100

Information Technology - 0.96%
Communications Equipment - 0.11%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	530,000	482,300
Nokia Corp. (Finland), 5.375%, 5/15/2019	705,000	731,739

		1,214,039

Computers & Peripherals - 0.37%
Dell, Inc., 5.875%, 6/15/2019	1,250,000	1,389,919
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	917,003
International Business Machines Corp., 5.60%, 11/30/2039	1,737,000	1,850,490

		4,157,412

Electronic Equipment, Instruments & Components - 0.10%
Corning, Inc., 6.625%, 5/15/2019	460,000	535,025
CPI International Acquisition, Inc.[5], 8.00%, 2/15/2018	580,000	582,900

		1,117,925

IT Services - 0.13%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,417,806

Semiconductors & Semiconductor Equipment - 0.10%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	360,000	380,700
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	170,000	177,225
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	465,000	524,287

		1,082,212

Software - 0.15%
Microsoft Corp., 5.20%, 6/1/2039	735,000	741,485
Oracle Corp., 5.00%, 7/8/2019	845,000	912,575

		1,654,060

Total Information Technology		10,643,454

Materials - 2.01%
Chemicals - 0.24%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	1,185,000	1,361,660
Ferro Corp., 7.875%, 8/15/2018	560,000	599,200
Rhodia S.A. (France)[5], 6.875%, 9/15/2020	575,000	669,156

		2,630,016

The accompanying notes are an integral part of the financial statements.	61

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 0.10%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5], 8.50%, 5/15/2018	$480,000	$494,400
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5], 7.125%, 4/15/2019	615,000	641,137

		1,135,537

Metals & Mining - 1.26%
Alcoa, Inc., 5.72%, 2/23/2019	2,166,000	2,295,228
Alcoa, Inc., 5.87%, 2/23/2022	210,000	219,731
Allegheny Technologies, Inc., 5.95%, 1/15/2021	895,000	959,620
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	1,900,000	1,926,188
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,145,000	1,370,960
Calcipar S.A. (Luxembourg)[5], 6.875%, 5/1/2018	285,000	292,125
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	4,750,000	5,205,915
FMG Resources August 2006 Pty. Ltd. (Australia)[5], 6.875%, 2/1/2018	580,000	611,900
Mirabela Nickel Ltd. (Australia)[5], 8.75%, 4/15/2018	580,000	593,050
Steel Dynamics, Inc., 7.75%, 4/15/2016	530,000	567,100

		14,041,817

Paper & Forest Products - 0.41%
Georgia-Pacific LLC[5], 8.25%, 5/1/2016	720,000	817,200
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,316,215
International Paper Co., 7.50%, 8/15/2021	1,195,000	1,426,362

		4,559,777

Total Materials		22,367,147

Telecommunication Services - 0.65%
Diversified Telecommunication Services - 0.31%
Inmarsat Finance plc (United Kingdom)[5], 7.375%, 12/1/2017	785,000	830,137
Intelsat Jackson Holdings S.A. (Luxembourg)[5], 7.25%, 4/1/2019	860,000	874,513
Verizon Communications, Inc., 3.00%, 4/1/2016	955,000	963,906
Wind Acquisition Finance S.A. (Luxembourg)[5], 11.75%, 7/15/2017	460,000	534,750
Wind Acquisition Finance S.A. (Luxembourg)[5], 7.25%, 2/15/2018	280,000	296,100

		3,499,406

Wireless Telecommunication Services - 0.34%
CC Holdings GS V LLC - Crown Castle GS III Corp.[5], 7.75%, 5/1/2017	940,000	1,038,700
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,040,000	1,125,566
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	333,000	331,416
NII Capital Corp., 8.875%, 12/15/2019	585,000	646,425

62	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SBA Tower Trust[5], 5.101%, 4/15/2017	$575,000	$589,375

		3,731,482

Total Telecommunication Services		7,230,888

Utilities - 0.35%
Electric Utilities - 0.24%
Allegheny Energy Supply Co. LLC[5], 5.75%, 10/15/2019	705,000	728,924
Exelon Generation Co. LLC, 5.35%, 1/15/2014	710,000	769,107
Exelon Generation Co. LLC, 5.20%, 10/1/2019	175,000	182,283
Southwestern Electric Power Co., 6.45%, 1/15/2019	850,000	956,933

		2,637,247

Gas Utilities - 0.06%
Ferrellgas LP - Ferrellgas Finance Corp.[5], 6.50%, 5/1/2021	650,000	637,000

Independent Power Producers & Energy Traders - 0.05%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.125%, 6/30/2017	130,587	142,992
Mirant Mid Atlantic Pass-Through Trust, Series C, 10.06%, 12/30/2028	194,859	218,242
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[5], 10.875%, 6/1/2016	170,000	192,100

		553,334

Multi-Utilities - 0.00%**
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	50,000	55,900

Total Utilities		3,883,481

Total Non-Convertible Corporate Bonds (Identified Cost $280,374,473)		293,107,359

TOTAL CORPORATE BONDS (Identified Cost $282,083,562)		294,980,834

MUTUAL FUNDS - 0.60%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $6,136,585)	60,410	6,673,493

U.S. TREASURY SECURITIES - 1.52%

U.S. Treasury Notes - 1.52%
U.S. Treasury Note, 2.375%, 2/28/2015 (Identified Cost $16,178,268)	$16,270,000	16,842,053

The accompanying notes are an integral part of the financial statements.	63

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

ASSET-BACKED SECURITIES - 0.15%

GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A5, 3.72%, 3/15/2023	$520,000	$524,420
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	335,000	370,091
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	690,000	718,119

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,544,778)		1,612,630

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.41%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	406,931	414,324
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[6], 5.734%, 5/10/2045	175,000	194,852
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	1,130,000	1,245,489
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	830,000	892,354
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[6], 5.907%, 9/11/2038	765,000	850,492
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	475,000	522,795
CFCRE Commercial Mortgage Trust, Series 2001-C1, Class A2[5], 3.759%, 4/15/2044	540,000	551,391
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6], 5.92%, 3/15/2049	160,000	177,922
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[6], 5.754%, 6/10/2046	225,000	250,429
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	416,234	420,444
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	552,920	568,091
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.437%, 7/25/2048	750,000	727,813
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[6], 6.078%, 7/10/2038	600,000	665,569
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	1,066,256	1,100,977
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.457%, 1/12/2043	650,000	703,875
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.372%, 12/15/2044	475,000	519,867
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 6.061%, 4/15/2045	845,000	939,338
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[6], 6.078%, 6/15/2038	525,000	587,401
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[6], 5.414%, 7/12/2046	175,000	190,370

64	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount		Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I, Series 2005-HQ7, Class A4[6], 5.373%, 11/14/2042		$125,000	$136,936
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042		425,000	463,788
Morgan Stanley Capital I, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047		800,000	824,783
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045		115,000	119,655
Vornado DP LLC, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028		350,000	340,942
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.377%, 10/15/2044		225,000	245,916
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[6], 5.924%, 5/15/2043		215,000	238,962
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045		200,000	221,535
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043		545,000	553,367
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044		940,000	962,631

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,318,155)			15,632,308

FOREIGN GOVERNMENT BONDS - 0.07%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $1,274,133)	EUR	980,000	789,342

U.S. GOVERNMENT AGENCIES - 17.92%

Mortgage-Backed Securities - 6.18%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		$4,201,122	4,574,243
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		270,285	294,460
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		331,373	362,910
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		2,511,640	2,734,711
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		432,217	473,353
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		4,510,592	4,911,199
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		260,337	282,508
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		7,208,946	7,795,605
Fannie Mae, Pool #889575, 6.00%, 6/1/2038		3,421,525	3,745,537
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		14,693,353	16,116,930
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039		4,375,025	4,716,022
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040		7,822,536	8,569,297
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		1,952,235	2,137,718
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020		1,402,986	1,526,495
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022		431,982	470,665
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022		291,837	317,970
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023		242,611	263,881
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023		427,051	465,292

The accompanying notes are an integral part of the financial statements.	65

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	$222,696	$241,187
Freddie Mac Gold, Pool #G03332, 6.00%, 10/1/2037	888,471	971,775
Freddie Mac Gold, Pool #G05900, 6.00%, 3/1/2040	2,872,673	3,142,017
Freddie Mac Gold, Pool #G05906, 6.00%, 4/1/2040	1,870,843	2,046,254
Freddie Mac Gold Pool, #G06021, 5.50%, 1/1/2040	2,235,912	2,406,340
GNMA, Pool #286310, 9.00%, 2/15/2020	1,147	1,340
GNMA, Pool #263096, 9.50%, 3/15/2020	1,678	1,996

Total Mortgage-Backed Securities (Identified Cost $67,917,088)		68,569,705

Other Agencies - 11.74%
Fannie Mae, 3.00%, 9/16/2014	250,000	263,919
Fannie Mae, 2.625%, 11/20/2014	3,500,000	3,646,304
Fannie Mae, 4.375%, 10/15/2015	8,900,000	9,821,150
Fannie Mae, 1.625%, 10/26/2015	10,000,000	9,873,150
Fannie Mae, 6.25%, 5/15/2029	3,416,000	4,155,229
Fannie Mae, 7.25%, 5/15/2030	3,036,000	4,113,473
Fannie Mae, 6.625%, 11/15/2030	3,239,000	4,113,297
Federal Home Loan Bank, 1.50%, 1/16/2013	20,175,000	20,484,464
Freddie Mac, 1.375%, 1/9/2013	8,410,000	8,523,695
Freddie Mac, 2.875%, 2/9/2015	20,000,000	20,934,000
Freddie Mac, 4.75%, 11/17/2015	6,500,000	7,284,011
Freddie Mac, 5.25%, 4/18/2016	9,500,000	10,880,521
Freddie Mac, 6.75%, 3/15/2031	10,209,000	13,125,109
Freddie Mac, 6.25%, 7/15/2032	10,733,000	13,143,836

Total Other Agencies (Identified Cost $127,742,374)		130,362,158

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $195,659,462)		198,931,863

SHORT-TERM INVESTMENTS - 2.94%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.10%, (Identified Cost $32,627,789)	32,627,789	32,627,789

TOTAL INVESTMENTS - 98.98% (Identified Cost $994,059,016)		1,098,748,830
OTHER ASSETS, LESS LIABILITIES - 1.02%		11,336,017

NET ASSETS - 100%		$1,110,084,847

66	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Moderate Term Series

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT APRIL 30, 201110:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
5/27/2011	EUR 810,000	$1,187,946	$1,198,780	$(10,834)

ADR - American Depository Receipt

EUR - Euro Currency

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[3]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[4]	The rate shown is fixed as of April 30, 2011; the rate becomes floating in 2049.
[5]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be illiquid. These securities amount to $38,240,416, or 3.44%, of the Series’ net assets as of April 30, 2011.

[6]	The coupon rate is floating and is the stated rate as of April 30, 2011.
[7]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[8]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2011.
[9]	Rate shown is the current yield as of April 30, 2011.
[10]	The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The accompanying notes are an integral part of the financial statements.	67

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series (unaudited)

April 30, 2011

ASSETS:
Investments, at value (identified cost $994,059,016) (Note 2)	$1,098,748,830
Cash	570,850
Foreign currency, at value (cost $16,459)	16,613
Interest receivable	5,855,383
Receivable for securities sold	3,430,493
Receivable for fund shares sold	3,383,756
Dividends receivable	759,860
Foreign tax reclaims receivable	229,046

TOTAL ASSETS	1,112,994,831

LIABILITIES:

Accrued management fees (Note 3)	665,883
Accrued shareholder services fees (Class S) (Note 3)	143,031
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	39,517
Accrued fund accounting and administration fees (Note 3)	21,476
Accrued transfer agent fees (Note 3)	6,939
Accrued directors’ fees (Note 3)	2,376
Accrued Chief Compliance Officer service fees (Note 3)	269
Payable for securities purchased	1,753,870
Payable for fund shares repurchased	186,174
Unrealized depreciation on foreign forward currency contracts (Note 2)	10,834
Other payables and accrued expenses	79,615

TOTAL LIABILITIES	2,909,984

TOTAL NET ASSETS	$1,110,084,847

NET ASSETS CONSIST OF:

Capital stock	$884,122
Additional paid-in-capital	981,144,392
Undistributed net investment income	5,818,729
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	17,520,900
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	104,716,704

TOTAL NET ASSETS	$1,110,084,847

68	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series (unaudited)

April 30, 2011

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($715,513,178/52,729,429 shares)	$13.57

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($343,358,114/31,089,211 shares)	$11.04

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($49,403,615/4,435,468 shares)	$11.14

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($1,809,940/158,087 shares)	$11.45

The accompanying notes are an integral part of the financial statements.	69

Statement of Operations - Pro-Blend® Moderate Term Series (unaudited)

For the Six Months Ended April 30, 2011

INVESTMENT INCOME:

Interest	$10,187,840
Dividends (net of foreign taxes withheld, $163,769)	4,050,269

Total Investment Income	14,238,109

EXPENSES:

Management fees (Note 3)	3,890,439
Shareholder services fees (Class S) (Note 3)	850,480
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	199,863
Fund accounting and administration fees (Note 3)	99,739
Transfer agent fees (Note 3)	46,829
Directors’ fees (Note 3)	13,885
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	2,009
Chief Compliance Officer service fees (Note 3)	1,383
Custodian fees	38,191
Miscellaneous	141,715

Total Expenses	5,284,533

NET INVESTMENT INCOME	8,953,576

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	18,734,356
Foreign currency and translation of other assets and liabilities	(44,199)
Forward foreign currency exchange contracts	(66,965)

18,623,192

Net change in unrealized appreciation (depreciation) on-
Investments	48,323,733
Foreign currency and translation of other assets and liabilities	24,260
Forward foreign currency exchange contracts	327

48,348,320

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	66,971,512

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,925,088

70	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,953,576	$12,553,604
Net realized gain on investments and foreign currency	18,623,192	36,084,705
Net change in unrealized appreciation on investments and foreign currency	48,348,320	39,886,891

Net increase from operations	75,925,088	88,525,200

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(6,283,436)	(5,933,684)
From net investment income (Class I)	(3,987,775)	(2,101,821)
From net investment income (Class C)	(308,833)	(79,607)
From net investment income (Class R)	(4,443)	—
From net realized gain on investments (Class S)	(9,435,174)	—
From net realized gain on investments (Class I)	(5,280,876)	—
From net realized gain on investments (Class C)	(612,007)	—
From net realized gain on investments (Class R)	(6,337)	—

Total distributions to shareholders	(25,918,881)	(8,115,112)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	100,518,425	438,089,089

Net increase in net assets	150,524,632	518,499,177

NET ASSETS:

Beginning of period	959,560,215	441,061,038

End of period (including undistributed net investment income of $5,818,729 and $7,449,640, respectively)	$1,110,084,847	$959,560,215

The accompanying notes are an integral part of the financial statements.	71

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	For the Six Months Ended
	4/30/11	For the Years Ended
	(unaudited)	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.94	$11.61	$10.41	$14.18	$13.55	$12.75

Income (loss) from investment operations:
Net investment income	0.11 [1]	0.19 [1]	0.16 [1]	0.23	0.24	0.20
Net realized and unrealized gain (loss) on investments	0.83	1.28	1.23	(2.75)	1.19	1.36

Total from investment operations	0.94	1.47	1.39	(2.52)	1.43	1.56

Less distributions to shareholders:
From net investment income	(0.12)	(0.14)	(0.19)	(0.23)	(0.23)	(0.14)
From net realized gain on investments	(0.19)	—	—	(1.02)	(0.57)	(0.62)

Total distributions to shareholders	(0.31)	(0.14)	(0.19)	(1.25)	(0.80)	(0.76)

Net asset value - End of period	$13.57	$12.94	$11.61	$10.41	$14.18	$13.55

Net assets - End of period (000’s omitted)	$715,513	$633,304	$396,927	$218,807	$379,385	$297,096

Total return[2]	7.43%	12.81%	13.65%	(19.28%)	10.91%	12.88%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.07%[3]	1.09%	1.10%	1.10%	1.11%	1.16%
Net investment income	1.68%[3]	1.60%	1.49%	1.74%	1.86%	1.75%
Series portfolio turnover	20%	56%	58%	75%	78%	72%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4]	0.02%	0.02%	N/A	N/A

[1]	Calculated based on average shares outstanding during the period.
[2]

Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.
[4]	Less than 0.01%.

72	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	For the Six Months Ended 4/30/11 (unaudited)			For the Period
		For the Years Ended		3/28/08[1] to
		10/31/10	10/31/09	10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.60	$9.54	$8.59	$10.00

Income (loss) from investment operations:
Net investment income	0.10 [2]	0.18 [2]	0.15 [2]	0.06
Net realized and unrealized gain (loss) on investments	0.67	1.06	1.02	(1.42)

Total from investment operations	0.77	1.24	1.17	(1.36)

Less distributions to shareholders:
From net investment income	(0.14)	(0.18)	(0.22)	(0.05)
From net realized gain on investments	(0.19)	—	—	—

Total distributions to shareholders	(0.33)	(0.18)	(0.22)	(0.05)

Net asset value - End of period	$11.04	$10.60	$9.54	$8.59

Net assets - End of period (000’s omitted)	$343,358	$294,000	$44,134	$322

Total return[3]	7.44%	13.13%	14.11%	(13.64%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.82%[4]	0.84%	0.85%	0.85%[4]
Net investment income	1.93%[4]	1.85%	1.67%	1.47%[4]
Series portfolio turnover	20%	56%	58%	75%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[5]	0.02%	0.10%[4]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	73

Financial Highlights - Pro-Blend® Moderate Term Series - Class C

	For the Six Months Ended 4/30/11 (unaudited)	For the Period 1/4/10[1] to 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.69	$10.00

Income from investment operations:
Net investment income	0.05 [2]	0.07	[2]
Net realized and unrealized gain on investments	0.68	0.67

Total from investment operations	0.73	0.74

Less distributions to shareholders:
From net investment income	(0.09)	(0.05)
From net realized gain on investments	(0.19)	—

Total distributions to shareholders	(0.28)	(0.05)

Net asset value - End of period	$11.14	$10.69

Net assets - End of period (000’s omitted)	$49,404	$32,019

Total return[3]	7.00%	7.41%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.82%[4]	1.84%[4]
Net investment income	0.93%[4]	0.85%[4]
Series portfolio turnover	20%	56%

*        The investment advisor did not impose all or a portion of other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00	%[4],5

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

74	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	For the Six Months Ended 4/30/11 (unaudited)	For the Period 6/30/10[1] to 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.99	$10.00

Income from investment operations:
Net investment income	0.08 [2]	0.02 [2]
Net realized and unrealized gain on investments	0.70	0.97

Total from investment operations	0.78	0.99

Less distributions to shareholders:
From net investment income	(0.13)	—
From net realized gain on investments	(0.19)	—

Total distributions to shareholders	(0.32)	—

Net asset value - End of period	$11.45	$10.99

Net assets - End of period (000’s omitted)	$1,810	$237

Total return[3]	7.26%	9.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.32%[4]	1.34%[4]
Net investment income	1.40%[4]	0.65%[4]
Series portfolio turnover	20%	56%

*        The investment advisor did not impose all or a portion of its other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4,5]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	75

Shareholder Expense Example - Pro-Blend® Extended Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period 11/1/10-4/30/11*	Annualized Expense ratio
Class S
Actual	$1,000.00	$1,101.60	$5.52	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class I
Actual	$1,000.00	$1,103.60	$4.22	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,096.40	$9.41	1.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.82	$9.05	1.81%
Class R
Actual	$1,000.00	$1,099.70	$6.82	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56	1.31%

*

Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

76

Portfolio Composition - Pro-Blend® Extended Term Series (unaudited)

As of April 30, 2011

Sector Allocation[3]
Information Technology	16.39%
Financials	14.02%
Consumer Staples	9.33%
Industrials	8.89%
Consumer Discretionary	8.68%
Health Care	8.37%
Energy	6.64%
Materials	4.39%
Telecommunication Services	1.86%
Utilities	0.59%

[3]	Including common stocks, preferred stocks, warrants and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[4]
Google, Inc. - Class A	1.83%
Time Warner, Inc.	1.65%
Hess Corp.	1.45%
QUALCOMM, Inc.	1.37%
Cerner Corp.	1.33%
The Charles Schwab Corp.	1.30%
Baker Hughes, Inc.	1.29%
Monsanto Co.	1.28%
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	1.24%
MasterCard, Inc. - Class A	1.19%

[4]	As a percentage of total investments.

77

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS - 59.81%

Consumer Discretionary - 6.01%
Auto Components - 0.09%
Cooper Tire & Rubber Co.	12,680	$342,106
Hankook Tire Co. Ltd. (South Korea)[1]	17,860	717,337

		1,059,443

Automobiles - 0.07%
Bayerische Motoren Werke AG (BMW) (Germany)[1]	3,480	327,638
Suzuki Motor Corp. (Japan)[1]	5,300	126,176
Yamaha Motor Co. Ltd. (Japan)*[1]	21,000	403,666

		857,480

Distributors - 0.03%
Inchcape plc (United Kingdom)*[1]	55,200	336,966

Diversified Consumer Services - 0.04%
Capella Education Co.*	1,980	98,208
Grand Canyon Education, Inc.*	10,720	155,011
Strayer Education, Inc.	1,740	215,551

		468,770

Hotels, Restaurants & Leisure - 1.00%
Accor S.A. (France)[1]	5,040	223,968
Carnival Corp.	279,900	10,655,793
Ctrip.com International Ltd. - ADR (China)*	15,000	730,800
Hyatt Hotels Corp. - Class A*	2,280	101,027
Intercontinental Hotels Group plc (United Kingdom)[1]	5,410	118,764

		11,830,352

Household Durables - 0.11%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	63,860	188,445
DR Horton, Inc.	3,800	47,272
Lennar Corp. - Class A	11,650	221,234
LG Electronics, Inc. (South Korea)[1]	3,410	328,283
Rodobens Negocios Imobiliarios S.A. (Brazil)	50,510	432,796
Toll Brothers, Inc.*	2,360	49,584

		1,267,614

Internet & Catalog Retail - 0.02%
Ocado Group plc (United Kingdom)*[1]	66,510	252,210

Media - 4.33%
Gestevision Telecinco S.A. (Spain)[1]	52,000	584,534
Grupo Televisa S.A. - ADR (Mexico)*	17,800	422,216
Imax Corp. (Canada)*	21,750	762,990
Liberty Global, Inc. - Class A*	185,040	8,604,360
Mediaset S.p.A. (Italy)[1]	16,470	109,730
Reed Elsevier plc (United Kingdom)[1]	20,540	181,968

78	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
Reed Elsevier plc - ADR (United Kingdom)	7,379	$262,397
Societe Television Francaise 1 (France)[1]	47,150	885,156
Time Warner, Inc.	509,170	19,277,176
Virgin Media, Inc. (United Kingdom)	196,000	5,930,960
The Walt Disney Co.	298,010	12,844,231
Wolters Kluwer N.V. (Netherlands)[1]	9,795	228,217
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	161,000	911,993

		51,005,928

Multiline Retail - 0.08%
Marks & Spencer Group plc (United Kingdom)[1]	52,450	340,776
Nordstrom, Inc.	3,210	152,635
PPR (France)[1]	2,230	398,694

		892,105

Specialty Retail - 0.21%
Chico’s FAS, Inc.	16,900	247,247
Dick’s Sporting Goods, Inc.*	14,770	604,536
The Finish Line, Inc. - Class A	12,670	272,278
Group 1 Automotive, Inc.	3,980	171,299
Inditex S.A. (Spain)[1]	2,600	233,166
KOMERI Co. Ltd. (Japan)[1]	7,100	193,307
Lumber Liquidators Holdings, Inc.*	13,520	350,844
Penske Automotive Group, Inc.*	8,000	179,840
Sonic Automotive, Inc. - Class A	11,430	161,163

		2,413,680

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	5,220	389,012

Total Consumer Discretionary		70,773,560

Consumer Staples - 8.69%
Beverages - 2.24%
Anheuser-Busch InBev N.V. (Belgium)[1]	198,860	12,690,856
Central European Distribution Corp.	14,810	175,054
The Coca-Cola Co.	181,860	12,268,276
Diageo plc (United Kingdom)[1]	17,005	345,936
Heineken N.V. (Netherlands)[1]	10,280	615,096
Kirin Holdings Co. Ltd. (Japan)[1]	21,000	295,499

		26,390,717

Food & Staples Retailing - 1.84%
BJ’s Wholesale Club, Inc.*	5,010	257,113

The accompanying notes are an integral part of the financial statements.	79

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Carrefour S.A. (France)[1]	29,020	$1,375,030
Casino Guichard-Perrachon S.A. (France)[1]	3,380	355,648
Koninklijke Ahold N.V. (Netherlands)[1]	25,560	358,953
The Kroger Co.	365,580	8,887,250
Safeway, Inc.	367,330	8,929,792
SUPERVALU, Inc.	33,330	375,296
Tesco plc (United Kingdom)[1]	168,670	1,137,152

		21,676,234

Food Products - 4.56%
Barry Callebaut AG (Switzerland)[1]	500	478,236
Danone S.A. (France)[1]	13,830	1,012,583
Flowers Foods, Inc.	11,730	358,469
General Mills, Inc.	311,230	12,007,253
Kellogg Co.	69,230	3,964,802
Kraft Foods, Inc. - Class A	354,080	11,890,006
Nestle S.A. (Switzerland)[1]	174,070	10,804,245
Sanderson Farms, Inc.	5,340	254,184
Suedzucker AG (Germany)[1]	7,300	225,050
Unilever plc - ADR (United Kingdom)	390,335	12,713,211

		53,708,039

Household Products - 0.03%
Reckitt Benckiser Group plc (United Kingdom)[1]	7,195	400,379

Personal Products - 0.02%
Beiersdorf AG (Germany)[1]	2,630	171,282
Kao Corp. (Japan)[1]	3,000	75,098

		246,380

Total Consumer Staples		102,421,749

Energy - 5.09%
Energy Equipment & Services - 3.40%
Baker Hughes, Inc.	194,560	15,060,890
Calfrac Well Services Ltd. (Canada)	22,540	797,351
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	16,800	591,829
ION Geophysical Corp.*	24,000	303,360
Key Energy Services, Inc.*	7,350	133,770
Petroleum Geo-Services ASA (Norway)*[1]	21,000	332,224
Schlumberger Ltd.	121,840	10,935,140
Trican Well Service Ltd. (Canada)	50,350	1,240,989
Weatherford International Ltd. (Switzerland)*	493,950	10,659,441

		40,054,994

80	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 1.69%
Cameco Corp. (Canada)	11,000	$324,280
Hess Corp.	197,420	16,970,223
Paladin Energy Ltd. (Australia)*	89,970	325,210
Repsol YPF S.A. (Spain)[1]	6,190	220,978
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	359,828
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	720,128
Talisman Energy, Inc. (Canada)	24,520	592,170
Total S.A. (France)[1]	5,670	363,115

		19,875,932

Total Energy		59,930,926

Financials - 7.02%
Capital Markets - 3.37%
The Bank of New York Mellon Corp.[2]	384,090	11,123,246
The Charles Schwab Corp.	827,510	15,151,708
Credit Suisse Group AG - ADR (Switzerland)	3,190	145,113
Daiwa Securities Group, Inc. (Japan)[1]	6,000	25,896
Evercore Partners, Inc. - Class A	6,150	214,574
GAM Holding AG (Switzerland)*[1]	36,530	720,010
The Goldman Sachs Group, Inc.	2,310	348,833
Greenhill & Co., Inc.	2,140	126,260
Lazard Ltd. - Class A (Bermuda)	4,820	197,620
Northern Trust Corp.	6,620	330,934
State Street Corp.	243,350	11,327,943

		39,712,137

Commercial Banks - 0.52%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	35,280	451,937
Banco Santander S.A. (Spain)[1]	33,110	422,831
Banco Santander S.A. - ADR (Spain)	41,850	518,940
Barclays plc - ADR (United Kingdom)	6,940	132,207
BNP Paribas (France)[1]	2,320	183,407
CIT Group, Inc.*	5,300	225,038
Credit Agricole S.A. (France)[1]	3,800	63,209
First Commonwealth Financial Corp.	122,500	759,500
First Financial Bancorp	28,300	466,384
HSBC Holdings plc (United Kingdom)[1]	40,950	446,676
HSBC Holdings plc - ADR (United Kingdom)	8,962	488,160
ICICI Bank Ltd. - ADR (India)	9,160	461,664
Societe Generale - ADR (France)[3]	12,410	166,046
Standard Chartered plc (United Kingdom)[1]	12,880	357,957
U.S. Bancorp	22,250	574,495

The accompanying notes are an integral part of the financial statements.	81

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Wells Fargo & Co.	12,600	$366,786

		6,085,237

Consumer Finance - 1.18%
American Express Co.	269,340	13,219,207
Discover Financial Services	20,000	496,800
Green Dot Corp. - Class A*	3,500	151,060

		13,867,067

Diversified Financial Services - 0.36%
Bank of America Corp.	30,390	373,189
Bolsas y Mercados Espanoles S.A. (Spain)[1]	13,410	453,988
CME Group, Inc.	2,220	656,609
Deutsche Boerse AG (Germany)[1]	11,140	924,831
ING Groep N.V. (Netherlands)*[1]	4,650	61,260
JPMorgan Chase & Co.	17,065	778,676
MarketAxess Holdings, Inc.	20,500	499,175
Moody’s Corp.	12,050	471,637

		4,219,365

Insurance - 0.40%
Allianz SE (Germany)[1]	12,520	1,967,034
The Allstate Corp.	16,100	544,824
AXA S.A. (France)[1]	4,550	102,002
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	200	251,716
Mapfre S.A. (Spain)[1]	99,000	413,216
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	652,869
Zurich Financial Services AG (Switzerland)*[1]	2,910	818,230

		4,749,891

Real Estate Investment Trusts (REITS) - 1.05%
Alexandria Real Estate Equities, Inc.	4,350	357,353
Alstria Office REIT AG (Germany)[1]	30,620	485,276
American Campus Communities, Inc.	13,440	472,416
Apartment Investment & Management Co. - Class A	14,030	378,249
Associated Estates Realty Corp.	6,030	100,339
AvalonBay Communities, Inc.	2,810	355,774
BioMed Realty Trust, Inc.	32,740	649,562
Boston Properties, Inc.	5,250	548,783
British Land Co. plc (United Kingdom)[1]	15,450	155,560
Camden Property Trust	5,380	337,595
Cedar Shopping Centers, Inc.	17,600	103,840
Cogdell Spencer, Inc.	44,240	267,652
Coresite Realty Corp.	7,400	116,846

82	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Corporate Office Properties Trust	20,930	$736,945
DiamondRock Hospitality Co.	7,400	89,096
Digital Realty Trust, Inc.	9,520	574,437
DuPont Fabros Technology, Inc.	19,140	468,164
Education Realty Trust, Inc.	7,000	59,570
Equity Lifestyle Properties, Inc.	4,240	253,637
Equity One, Inc.	5,040	99,893
Equity Residential	5,270	314,724
General Growth Properties, Inc.	6,080	101,536
HCP, Inc.	6,890	272,982
Health Care REIT, Inc.	4,350	233,900
Healthcare Realty Trust, Inc.	8,260	188,658
Home Properties, Inc.	7,950	504,030
Host Hotels & Resorts, Inc.	19,494	346,798
Kimco Realty Corp.	12,570	245,618
Land Securities Group plc (United Kingdom)[1]	11,810	155,240
LaSalle Hotel Properties	8,535	240,175
Mack-Cali Realty Corp.	3,020	106,666
Mid-America Apartment Communities, Inc.	5,683	379,909
Morguard Real Estate Investment Trust (Canada)	6,880	109,728
National Retail Properties, Inc.	7,710	203,081
Omega Healthcare Investors, Inc.	12,490	286,770
Pebblebrook Hotel Trust	13,740	294,723
Public Storage	2,580	302,660
Realty Income Corp.	6,000	213,300
Simon Property Group, Inc.	2,866	328,272
Sovran Self Storage, Inc.	3,330	142,457
Sunstone Hotel Investors, Inc.*	30,750	321,645
Tanger Factory Outlet Centers	4,410	121,848
UDR, Inc.	12,910	334,240

		12,359,947

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	5,210	139,159
Thomas Properties Group, Inc.*	12,980	46,598

		185,757

Thrifts & Mortgage Finance - 0.13%
Aareal Bank AG (Germany)*[1]	11,235	340,636
First Niagara Financial Group, Inc.	57,350	825,840

The accompanying notes are an integral part of the financial statements.	83

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	25,820	$353,476

		1,519,952

Total Financials		82,699,353

Health Care - 7.36%
Biotechnology - 0.50%
Amgen, Inc.*	16,630	945,416
Cangene Corp. (Canada)*	45,000	107,013
Dendreon Corp.*	17,700	768,711
Exact Sciences Corp.*	40,490	324,325
InterMune, Inc.*	16,920	755,309
Momenta Pharmaceuticals, Inc.*	39,000	735,930
Myriad Genetics, Inc.*	37,300	799,712
Swedish Orphan Biovitrum AB (Sweden)*[1]	116,000	482,218
United Therapeutics Corp.*	15,000	1,004,400

		5,923,034

Health Care Equipment & Supplies - 3.13%
Abaxis, Inc.*	33,980	987,119
Alere, Inc.*	56,400	2,094,696
Becton, Dickinson and Co.	99,070	8,514,076
BioMerieux (France)[1]	10,730	1,166,606
Boston Scientific Corp.*	1,050,200	7,865,998
Cochlear Ltd. (Australia)[1]	21,680	1,916,748
Conceptus, Inc.*	46,290	714,255
DexCom, Inc.*	106,455	1,772,476
Gen-Probe, Inc.*	29,300	2,429,556
Getinge AB - Class B (Sweden)[1]	8,700	231,456
HeartWare International, Inc.*	13,300	992,313
Insulet Corp.*	77,670	1,669,128
Mindray Medical International Ltd. - ADR (China)	3,740	99,970
Quidel Corp.*	82,390	1,093,315
Sirona Dental Systems, Inc.*	16,780	957,635
Straumann Holding AG (Switzerland)[1]	6,615	1,730,562
Thoratec Corp.*	19,310	592,817
Zoll Medical Corp.*	35,850	2,031,978

		36,860,704

Health Care Providers & Services - 0.98%
Amil Participacoes S.A. (Brazil)	40,950	497,168
Assisted Living Concepts, Inc. - Class A*	18,100	652,686
Bio-Reference Laboratories, Inc.*	33,410	842,266
Brookdale Senior Living, Inc.*	74,960	2,041,910

84	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	125,000	$162,166
Capital Senior Living Corp.*	76,000	704,520
China Cord Blood Corp. (Hong Kong)*	105,000	353,850
Cross Country Healthcare, Inc.*	103,490	767,896
Diagnosticos da America S.A. (Brazil)	87,130	1,169,709
Odontoprev S.A. (Brazil)	53,210	850,305
Sonic Healthcare Ltd. (Australia)[1]	177,490	2,441,312
Sunrise Senior Living, Inc.*	95,600	992,328

		11,476,116

Health Care Technology - 1.38%
Allscripts Healthcare Solutions, Inc.*	31,520	678,941
Cerner Corp.*	129,753	15,593,716

		16,272,657

Life Sciences Tools & Services - 0.81%
Lonza Group AG (Switzerland)*[1]	11,180	961,455
QIAGEN N.V. (Netherlands)*[1]	6,750	144,322
QIAGEN N.V. (Netherlands)*	278,570	5,953,041
Sequenom, Inc.*	186,250	1,313,063
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	65,550	1,153,680

		9,525,561

Pharmaceuticals - 0.56%
AstraZeneca plc (United Kingdom)[1]	2,540	126,029
AstraZeneca plc - ADR (United Kingdom)	3,795	189,105
Bayer AG (Germany)[1]	13,685	1,201,471
GlaxoSmithKline plc (United Kingdom)[1]	16,925	369,725
Green Cross Corp. (South Korea)[1]	7,130	926,171
Kalbe Farma Tbk PT (Indonesia)[1]	2,456,000	1,027,577
Sanofi-Aventis S.A. (France)[1]	2,170	171,684
Santen Pharmaceutical Co. Ltd. (Japan)[1]	4,800	185,664
Shire plc (Ireland)[1]	21,165	656,800
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	3,000	145,388
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	8,260	377,730
UCB S.A. (Belgium)[1]	26,170	1,264,356

		6,641,700

Total Health Care		86,699,772

Industrials - 6.17%
Aerospace & Defense - 1.00%
The Boeing Co.	145,160	11,580,865

The accompanying notes are an integral part of the financial statements.	85

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	4,190	$136,091

		11,716,956

Air Freight & Logistics - 1.56%
Atlas Air Worldwide Holdings, Inc.*	3,940	271,505
FedEx Corp.	91,280	8,732,758
TNT N.V. (Netherlands)[1]	31,330	770,998
United Parcel Service, Inc. - Class B	114,925	8,615,927

		18,391,188

Airlines - 1.07%
Copa Holdings S.A. - Class A (Panama)	4,590	266,909
Deutsche Lufthansa AG (Germany)[1]	19,235	436,399
Ryanair Holdings plc - ADR (Ireland)	21,190	645,871
Southwest Airlines Co.	924,660	10,864,755
US Airways Group, Inc.*	42,200	383,598

		12,597,532

Commercial Services & Supplies - 0.10%
Tomra Systems ASA (Norway)[1]	135,630	1,163,858

Construction & Engineering - 0.01%
MYR Group, Inc.*	6,860	171,020

Electrical Equipment - 0.18%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	33,520	921,465
Alstom S.A. (France)[1]	11,070	736,020
American Superconductor Corp.*	3,800	45,030
Nexans S.A. (France)[1]	2,200	233,164
Prysmian S.p.A. (Italy)[1]	7,200	169,958

		2,105,637

Industrial Conglomerates - 0.15%
Siemens AG (Germany)[1]	12,280	1,786,236

Machinery - 0.75%
Astec Industries, Inc.*	5,520	214,066
FANUC Corp. (Japan)[1]	7,000	1,171,796
Flowserve Corp.	47,880	6,062,566
Meritor, Inc.*	10,550	181,565
Okano Valve Manufacturing Co. (Japan)[1]	11,000	57,875
Titan International, Inc.	11,080	342,261
Wabash National Corp.*	33,330	367,630
Westport Innovations, Inc. (Canada)*	19,240	486,772

		8,884,531

86	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Marine - 0.02%
D/S Norden (Denmark)[1]	7,620	$273,078

Road & Rail - 1.28%
All America Latina Logistica S.A. (Brazil)	105,440	868,613
Heartland Express, Inc.	17,200	296,700
Knight Transportation, Inc.	14,100	253,941
Norfolk Southern Corp.	174,140	13,004,775
RailAmerica, Inc.*	36,120	614,762

		15,038,791

Transportation Infrastructure - 0.05%
Groupe Eurotunnel S.A. (France)[1]	9,500	103,287
Malaysia Airports Holdings Berhad (Malaysia)[1]	209,870	437,879

		541,166

Total Industrials		72,669,993

Information Technology - 15.51%
Communications Equipment - 4.49%
Alcatel-Lucent - ADR (France)*	192,270	1,257,446
Cisco Systems, Inc.	774,560	13,601,274
Infinera Corp.*	124,470	973,355
Juniper Networks, Inc.*	142,960	5,479,657
QUALCOMM, Inc.	281,000	15,972,040
Riverbed Technology, Inc.*	16,480	579,107
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	33,990	515,748
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	954,450	14,507,640

		52,886,267

Computers & Peripherals - 1.24%
Apple, Inc.*	1,450	504,934
EMC Corp.*	484,360	13,726,762
Immersion Corp.*	48,240	349,258

		14,580,954

Electronic Equipment, Instruments & Components - 0.04%
Hitachi Ltd. (Japan)[1]	70,000	379,941
Keyence Corp. (Japan)[1]	563	148,777

		528,718

Internet Software & Services - 2.07%
comScore, Inc.*	33,350	994,164
Google, Inc. - Class A*	39,240	21,350,484
Liquidity Services, Inc.*	35,210	684,835

The accompanying notes are an integral part of the financial statements.	87

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
VistaPrint N.V. (Netherlands)*	24,930	$1,356,192

		24,385,675

IT Services - 5.09%
Amadeus IT Holding S.A. - Class A (Spain)[1]	28,020	587,245
Amdocs Ltd. (Guernsey)*	60,120	1,848,690
Automatic Data Processing, Inc.	248,924	13,529,019
Cap Gemini S.A. (France)[1]	17,090	1,035,159
Cielo S.A. (Brazil)	76,090	711,470
Indra Sistemas S.A. (Spain)[1]	33,970	770,492
MasterCard, Inc. - Class A	50,490	13,929,686
Redecard S.A. (Brazil)	44,820	651,275
Visa, Inc. - Class A	169,610	13,249,933
The Western Union Co.	641,240	13,626,350

		59,939,319

Semiconductors & Semiconductor Equipment - 0.35%
Advantest Corp. (Japan)[1]	51,600	1,025,483
Infineon Technologies AG (Germany)[1]	79,000	895,665
Sumco Corp. (Japan)[1]	61,500	1,186,315
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	27,422	370,197
Tokyo Electron Ltd. (Japan)[1]	12,000	694,729

		4,172,389

Software - 2.23%
Adobe Systems, Inc.*	5,750	192,913
Autodesk, Inc.*	265,455	11,940,166
CommVault Systems, Inc.*	3,100	122,109
DemandTec, Inc.*	46,380	513,427
Electronic Arts, Inc.*	468,890	9,462,200
Fortinet, Inc.*	26,930	1,311,491
Misys plc (United Kingdom)*[1]	39,838	210,125
QLIK Technologies, Inc.*	8,900	285,334
SAP AG (Germany)[1]	7,670	494,179
SolarWinds, Inc.*	40,000	969,200
Taleo Corp. - Class A*	20,580	746,437

		26,247,581

Total Information Technology		182,740,903

Materials - 2.59%
Chemicals - 1.59%
Arkema S.A. (France)[1]	67	6,978
BASF SE (Germany)[1]	5,500	564,762

88	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Calgon Carbon Corp.*	22,965	$394,079
Flotek Industries, Inc.*	23,530	225,417
Johnson Matthey plc (United Kingdom)[1]	13,560	454,236
Linde AG (Germany)[1]	2,320	417,521
Monsanto Co.	219,010	14,901,440
The Scotts Miracle-Gro Co. - Class A	2,670	150,775
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	11,900	619,078
Syngenta AG (Switzerland)[1]	2,689	950,985

		18,685,271

Construction Materials - 0.57%
CRH plc (Ireland)[1]	23,130	569,530
Eagle Materials, Inc.	16,510	480,276
Holcim, Ltd. (Switzerland)*[1]	3,450	300,606
Martin Marietta Materials, Inc.	30,070	2,742,083
Vulcan Materials Co.	59,160	2,674,032

		6,766,527

Containers & Packaging - 0.43%
Owens-Illinois, Inc.*	169,620	5,032,625

Paper & Forest Products - 0.00%**
Norbord, Inc. (Canada)*	1,084	15,192

Total Materials		30,499,615

Telecommunication Services - 1.22%
Diversified Telecommunication Services - 1.17%
France Telecom S.A. (France)[1]	15,090	353,625
Swisscom AG - ADR (Switzerland)[3]	9,800	449,820
Telefonica S.A. - ADR (Spain)	29,800	803,408
Telenor ASA (Norway)[1]	703,010	12,144,986

		13,751,839

Wireless Telecommunication Services - 0.05%
SK Telecom Co. Ltd. - ADR (South Korea)	31,600	599,768

Total Telecommunication Services		14,351,607

Utilities - 0.15%
Electric Utilities - 0.06%
Brookfield Infrastructure Partners LP - ADR (Bermuda)	4,838	113,693
E.ON AG (Germany)[1]	17,750	606,680

		720,373

Independent Power Producers & Energy Traders - 0.02%
GenOn Energy, Inc.*	67,115	263,762

The accompanying notes are an integral part of the financial statements.	89

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Utilities (continued)
Multi-Utilities - 0.04%
GDF Suez (France)[1]	4,147	$169,568
National Grid plc (United Kingdom)[1]	22,535	231,210

		400,778

Water Utilities - 0.03%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	19,030	338,456

Total Utilities		1,723,369

TOTAL COMMON STOCKS (Identified Cost $578,623,652)		704,510,847

PREFERRED STOCKS - 0.39%

Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)[1]	3,800	259,065

Financials - 0.37%
Commercial Banks - 0.12%
PNC Financial Services Group, Inc., Series K, 8.25%[4]	480,000	508,023
Wells Fargo & Co., Series K, 7.98%[4]	795,000	874,500

		1,382,523

Diversified Financial Services - 0.16%
Bank of America Corp., Series K, 8.00%[4]	845,000	914,062
JPMorgan Chase & Co., Series 1, 7.90%[4]	890,000	977,870

		1,891,932

Real Estate Investment Trusts (REITS) - 0.09%
Public Storage*	39,780	1,004,843

Total Financials		4,279,298

TOTAL PREFERRED STOCKS (Identified Cost $4,018,869)		4,538,363

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $5,289)	8,377	3,435

90	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS - 18.33%

Convertible Corporate Bonds - 0.20%
Financials - 0.09%
Real Estate Investment Trusts (REITS) - 0.09%
BioMed Realty LP5, 3.75%, 1/15/2015	$850,000	$1,024,250

Health Care - 0.06%
Biotechnology - 0.05%
Amgen, Inc., 0.375%, 2/1/2013	635,000	633,413

Health Care Equipment & Supplies - 0.01%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	144,375

Total Health Care		777,788

Information Technology - 0.05%
Computers & Peripherals - 0.05%
EMC Corp., 1.75%, 12/1/2013	335,000	603,837

Total Convertible Corporate Bonds (Identified Cost $2,167,899)		2,405,875

Non-Convertible Corporate Bonds - 18.13%
Consumer Discretionary - 2.60%
Hotels, Restaurants & Leisure - 0.52%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp.[5], 9.125%, 8/1/2018	250,000	272,500
International Game Technology, 7.50%, 6/15/2019	1,150,000	1,323,185
McDonald’s Corp., 5.80%, 10/15/2017	620,000	719,213
McDonald’s Corp., 6.30%, 10/15/2037	690,000	799,484
Scientific Games International, Inc.[5], 7.875%, 6/15/2016	370,000	388,500
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	505,000	560,550
Wyndham Worldwide Corp., 9.875%, 5/1/2014	230,000	271,643
Wyndham Worldwide Corp., 6.00%, 12/1/2016	795,000	850,947
Yum! Brands, Inc., 3.875%, 11/1/2020	980,000	943,374

		6,129,396

Household Durables - 0.12%
Fortune Brands, Inc., 5.375%, 1/15/2016	1,265,000	1,353,831

Media - 1.20%
Cablevision Systems Corp., 8.625%, 9/15/2017	715,000	800,800
Columbus International, Inc. (Barbados)[5], 11.50%, 11/20/2014	295,000	339,250
Comcast Corp., 6.50%, 11/15/2035	2,315,000	2,487,843
Comcast Corp., 6.95%, 8/15/2037	1,310,000	1,471,695
DIRECTV Holdings LLC, 5.20%, 3/15/2020	1,330,000	1,395,674
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,421,222
Kabel BW Erste Beteiligungs GmbH - Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)[5], 7.50%, 3/15/2019	595,000	609,875
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	560,000	627,200
Sirius XM Radio, Inc.[5], 9.75%, 9/1/2015	470,000	528,750

The accompanying notes are an integral part of the financial statements.	91

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount		Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Time Warner, Inc., 4.75%, 3/29/2021		$1,480,000	$1,509,599
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017		570,000	602,775
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 8.125%, 12/1/2017	EUR	195,000	303,266
UPCB Finance III Ltd. (Cayman Islands)[5], 6.625%, 7/1/2020		$1,035,000	1,018,181
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019		105,000	118,650
The Walt Disney Co., Series B, 7.00%, 3/1/2032		380,000	469,771
XM Satellite Radio, Inc.[5], 7.625%, 11/1/2018		425,000	452,625

			14,157,176

Multiline Retail - 0.08%
Target Corp., 6.00%, 1/15/2018		845,000	979,595

Specialty Retail - 0.52%
AutoZone, Inc., 4.00%, 11/15/2020		2,000,000	1,883,130
DirectBuy Holdings, Inc.[5], 12.00%, 2/1/2017		675,000	378,000
The Home Depot, Inc., 5.40%, 3/1/2016		1,220,000	1,363,349
Lowe’s Companies, Inc., 6.10%, 9/15/2017		850,000	984,116
Rent-A-Center, Inc.[5], 6.625%, 11/15/2020		825,000	826,031
Toys R Us Property Co., LLC, 8.50%, 12/1/2017		595,000	639,625

			6,074,251

Textiles, Apparel & Luxury Goods - 0.16%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019		910,000	896,350
VF Corp., 5.95%, 11/1/2017		880,000	1,019,806

			1,916,156

Total Consumer Discretionary			30,610,405

Consumer Staples - 0.54%
Beverages - 0.24%
CEDC Finance Corp. International, Inc.[5], 9.125%, 12/1/2016		600,000	580,500
Constellation Brands, Inc., 8.375%, 12/15/2014		590,000	671,125
Constellation Brands, Inc., 7.25%, 9/1/2016		660,000	719,400
PepsiCo, Inc., 5.00%, 6/1/2018		620,000	683,945
PepsiCo, Inc., 7.90%, 11/1/2018		163,000	208,189

			2,863,159

Food & Staples Retailing - 0.06%
The Kroger Co., 6.75%, 4/15/2012		605,000	638,373

Food Products - 0.17%
General Mills, Inc., 5.65%, 2/15/2019		880,000	983,683

92	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products (continued)
Kraft Foods, Inc., 6.125%, 2/1/2018	$895,000	$1,015,872

		1,999,555

Personal Products - 0.07%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	790,000	861,100

Total Consumer Staples		6,362,187

Energy - 1.50%
Energy Equipment & Services - 0.51%
Baker Hughes, Inc., 7.50%, 11/15/2018	725,000	915,568
Calfrac Holdings LP5, 7.50%, 12/1/2020	675,000	707,063
Complete Production Services, Inc., 8.00%, 12/15/2016	430,000	453,650
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	400,000	404,000
Schlumberger Oilfield plc (United Kingdom)[5], 4.20%, 1/15/2021	400,000	404,528
SESI LLC[5], 6.375%, 5/1/2019	600,000	606,000
Thermon Industries, Inc., 9.50%, 5/1/2017	419,000	450,425
Trinidad Drilling Ltd. (Canada)[5], 7.875%, 1/15/2019	665,000	704,900
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	1,045,000	1,355,235

		6,001,369

Oil, Gas & Consumable Fuels - 0.99%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	1,690,000	1,887,711
Anadarko Petroleum Corp., 8.70%, 3/15/2019	580,000	727,263
Apache Corp., 6.90%, 9/15/2018	600,000	727,966
Arch Coal, Inc., 8.75%, 8/1/2016	185,000	207,200
Arch Western Finance LLC, 6.75%, 7/1/2013	265,000	266,656
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 9.00%, 4/1/2015	203,000	221,270
Coffeyville Resources LLC - Coffeyville Finance, Inc.[5], 10.875%, 4/1/2017	215,000	245,100
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	740,000	808,450
Hess Corp., 5.60%, 2/15/2041	1,670,000	1,641,336
Linn Energy LLC - Linn Energy Finance Corp.[5], 7.75%, 2/1/2021	555,000	594,544
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	625,000	645,313
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	460,000	492,200
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC, 8.875%, 3/15/2018	540,000	585,225
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	910,000	949,883
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	495,225
Tesoro Corp., 9.75%, 6/1/2019	495,000	563,063

The accompanying notes are an integral part of the financial statements.	93

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., 7.00%, 2/1/2014	$553,000	$594,475

		11,652,880

Total Energy		17,654,249

Financials - 6.44%
Capital Markets - 2.01%
Goldman Sachs Capital I, 6.345%, 2/15/2034	1,020,000	1,004,787
Goldman Sachs Capital II6, 5.793%, 12/29/2049	2,005,000	1,729,313
The Goldman Sachs Group, Inc.[7], 3.25%, 6/15/2012	9,123,000	9,417,053
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	885,000	978,987
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	3,020,000	3,140,634
Jefferies Group, Inc., 8.50%, 7/15/2019	1,480,000	1,775,038
Morgan Stanley, 5.55%, 4/27/2017	2,425,000	2,609,002
Morgan Stanley, 5.50%, 1/26/2020	3,000,000	3,070,785

		23,725,599

Commercial Banks - 1.18%
Household Finance Co., 6.375%, 11/27/2012	1,225,000	1,318,845
HSBC Finance Corp., 7.00%, 5/15/2012	700,000	742,468
KeyBank National Association, 5.45%, 3/3/2016	1,310,000	1,417,601
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,830,000	2,112,349
National City Corp., 6.875%, 5/15/2019	1,465,000	1,709,120
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	1,120,420
Santander Issuances S.A. Unipersonal (Spain)[5], 5.911%, 6/20/2016	1,900,000	1,974,269
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	583,451
U.S. Bank National Association, 6.30%, 2/4/2014	555,000	620,355
USB Capital XIII Trust, 6.625%, 12/15/2039	540,000	576,574
Wachovia Corp., 5.25%, 8/1/2014	1,270,000	1,377,344
Wilmington Trust Corp., 8.50%, 4/2/2018	280,000	327,982

		13,880,778

Consumer Finance - 0.56%
American Express Co., 8.125%, 5/20/2019	3,130,000	3,975,238
American Express Co.[6], 6.80%, 9/1/2066	930,000	971,850
Credit Acceptance Corp., 9.125%, 2/1/2017	800,000	871,000
Discover Financial Services, 10.25%, 7/15/2019	555,000	733,460

		6,551,548

Diversified Financial Services - 1.41%
Bank of America Corp., 5.75%, 8/15/2016	685,000	731,563
Bank of America Corp., 7.625%, 6/1/2019	3,355,000	3,958,726
Bank of America Corp.[8], 5.13%, 2/24/2026	970,000	960,457

94	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Citigroup Funding, Inc.[7], 1.875%, 10/22/2012	$3,892,000	$3,969,957
Citigroup, Inc., 8.50%, 5/22/2019	2,445,000	3,046,419
JPMorgan Chase & Co., 6.30%, 4/23/2019	860,000	971,871
JPMorgan Chase & Co., 4.95%, 3/25/2020	2,850,000	2,928,275

		16,567,268

Insurance - 0.20%
American International Group, Inc., 4.25%, 5/15/2013	1,245,000	1,291,051
Fidelity National Financial, Inc., 6.60%, 5/15/2017	530,000	564,523
Hartford Financial Services Group, Inc.[6], 8.125%, 6/15/2038	495,000	555,019

		2,410,593

Real Estate Investment Trusts (REITS) - 1.08%
BioMed Realty LP, 3.85%, 4/15/2016	975,000	984,264
Boston Properties LP, 5.875%, 10/15/2019	1,255,000	1,380,090
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,083,015
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	1,863,347
DuPont Fabros Technology LP, 8.50%, 12/15/2017	525,000	580,125
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,437,049
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,372,489
Host Hotels & Resorts LP, 6.875%, 11/1/2014	295,000	304,587
Host Hotels & Resorts LP, 6.375%, 3/15/2015	160,000	163,800
Mack-Cali Realty LP, 7.75%, 8/15/2019	755,000	917,158
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	709,676
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	425,000	453,687
Simon Property Group LP, 10.35%, 4/1/2019	1,035,000	1,439,946

		12,689,233

Total Financials		75,825,019

Health Care - 0.87%
Health Care Equipment & Supplies - 0.29%
Alere, Inc., 7.875%, 2/1/2016	395,000	420,675
Alere, Inc., 9.00%, 5/15/2016	664,000	712,140
CR Bard, Inc., 4.40%, 1/15/2021	925,000	949,497
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	245,000	245,919
Fresenius US Finance II, Inc.[5], 9.00%, 7/15/2015	1,005,000	1,151,981

		3,480,212

Health Care Providers & Services - 0.30%
BioScrip, Inc., 10.25%, 10/1/2015	430,000	430,000
FMC Finance III S.A. (Luxembourg), 6.875%, 7/15/2017	835,000	888,231
HCA, Inc., 7.875%, 2/15/2020	835,000	909,106

The accompanying notes are an integral part of the financial statements.	95

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Health Management Associates, Inc., 6.125%, 4/15/2016	$670,000	$694,287
LifePoint Hospitals, Inc.[5], 6.625%, 10/1/2020	555,000	578,587

		3,500,211

Life Sciences Tools & Services - 0.04%
PharmaNet Development Group, Inc.[5], 10.875%, 4/15/2017	455,000	502,775

Pharmaceuticals - 0.24%
Johnson & Johnson, 5.95%, 8/15/2037	565,000	640,281
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,245,000	1,364,886
Wyeth, 6.50%, 2/1/2034	700,000	812,225

		2,817,392

Total Health Care		10,300,590

Industrials - 2.65%
Aerospace & Defense - 0.18%
The Boeing Co., 6.00%, 3/15/2019	980,000	1,137,164
GeoEye, Inc., 9.625%, 10/1/2015	250,000	282,812
Honeywell International, Inc., 5.30%, 3/1/2018	660,000	740,606

		2,160,582

Air Freight & Logistics - 0.21%
Aguila 3 S.A. (Luxembourg)[5], 7.875%, 1/31/2018	720,000	736,200
FedEx Corp., 8.00%, 1/15/2019	785,000	980,611
United Parcel Service, Inc., 6.20%, 1/15/2038	645,000	733,405

		2,450,216

Airlines - 0.39%
Continental Airlines, Inc.[5], 6.75%, 9/15/2015	565,000	569,237
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	340,000	345,950
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	317,883	330,599
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	290,000	284,925
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	278,400
Southwest Airlines Co., 5.25%, 10/1/2014	945,000	1,017,602
Southwest Airlines Co., 5.75%, 12/15/2016	1,580,000	1,731,900

		4,558,613

Building Products - 0.12%
Building Materials Corp. of America[5], 6.875%, 8/15/2018	340,000	351,050
Building Materials Corp. of America[5], 7.50%, 3/15/2020	215,000	227,631

96	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products (continued)
Owens Corning, 9.00%, 6/15/2019	$700,000	$834,763

		1,413,444

Commercial Services & Supplies - 0.21%
ACCO Brands Corp., 10.625%, 3/15/2015	250,000	281,875
Clean Harbors, Inc., 7.625%, 8/15/2016	414,000	442,980
Garda World Security Corp. (Canada)[5], 9.75%, 3/15/2017	425,000	455,813
Waste Management, Inc., 7.375%, 3/11/2019	1,110,000	1,343,631

		2,524,299

Construction & Engineering - 0.05%
Boart Longyear Management Pty., Ltd. (Australia)[5], 7.00%, 4/1/2021	295,000	305,325
Dematic S.A. (Luxembourg)[5], 8.75%, 5/1/2016	305,000	311,863

		617,188

Industrial Conglomerates - 0.69%
GE Capital Trust I6, 6.375%, 11/15/2067	895,000	928,563
General Electric Capital Corp., 5.625%, 5/1/2018	460,000	503,921
General Electric Capital Corp., 5.50%, 1/8/2020	2,785,000	2,994,694
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	1,545,000	1,743,398
General Electric Co., 5.25%, 12/6/2017	765,000	847,019
Textron, Inc., 7.25%, 10/1/2019	940,000	1,094,506

		8,112,101

Machinery - 0.29%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	998,668
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	312,782
John Deere Capital Corp., 5.75%, 9/10/2018	1,295,000	1,479,618
Uncle Acquisition 2010 Corp.[5], 8.625%, 2/15/2019	635,000	674,687

		3,465,755

Marine - 0.10%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	805,000	870,406
United Maritime Group LLC - United Maritime Group Finance Corp., 11.75%, 6/15/2015	245,000	256,025

		1,126,431

Road & Rail - 0.41%
CSX Corp., 6.00%, 10/1/2036	1,605,000	1,693,615
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	2,300,000	2,303,181

The accompanying notes are an integral part of the financial statements.	97

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 5.65%, 5/1/2017	$700,000	$791,100

		4,787,896

Total Industrials		31,216,525

Information Technology - 0.70%
Communications Equipment - 0.08%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	540,000	491,400
Nokia Corp. (Finland), 5.375%, 5/15/2019	460,000	477,446

		968,846

Computers & Peripherals - 0.12%
International Business Machines Corp., 5.60%, 11/30/2039	1,271,000	1,354,043

Electronic Equipment, Instruments & Components - 0.15%
Corning, Inc., 6.625%, 5/15/2019	1,000,000	1,163,098
CPI International Acquisition, Inc.[5], 8.00%, 2/15/2018	575,000	577,875

		1,740,973

IT Services - 0.12%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,417,806

Semiconductors & Semiconductor Equipment - 0.09%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	300,000	317,250
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	240,000	250,200
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	455,000	513,012

		1,080,462

Software - 0.14%
Microsoft Corp., 5.20%, 6/1/2039	690,000	696,088
Oracle Corp., 5.00%, 7/8/2019	865,000	934,175

		1,630,263

Total Information Technology		8,192,393

Materials - 1.77%
Chemicals - 0.19%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	855,000	982,463
Ferro Corp., 7.875%, 8/15/2018	555,000	593,850
Rhodia S.A. (France)[5], 6.875%, 9/15/2020	570,000	663,337

		2,239,650

Containers & Packaging - 0.10%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5], 8.50%, 5/15/2018	480,000	494,400

98	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging (continued)
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[5], 7.125%, 4/15/2019	$655,000	$682,837

		1,177,237

Metals & Mining - 0.91%
Alcoa, Inc., 5.72%, 2/23/2019	3,122,000	3,308,265
Alcoa, Inc., 5.87%, 2/23/2022	1,280,000	1,339,310
Allegheny Technologies, Inc., 5.95%, 1/15/2021	915,000	981,064
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	1,970,000	1,997,153
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	830,000	993,796
Calcipar S.A. (Luxembourg)[5], 6.875%, 5/1/2018	305,000	312,625
FMG Resources August 2006 Pty. Ltd. (Australia)[5], 6.875%, 2/1/2018	595,000	627,725
Mirabela Nickel Ltd. (Australia)[5], 8.75%, 4/15/2018	600,000	613,500
Steel Dynamics, Inc., 7.75%, 4/15/2016	525,000	561,750

		10,735,188

Paper & Forest Products - 0.57%
Georgia-Pacific LLC[5], 8.25%, 5/1/2016	735,000	834,225
International Paper Co., 9.375%, 5/15/2019	2,562,000	3,339,416
International Paper Co., 7.50%, 8/15/2021	2,120,000	2,530,449

		6,704,090

Total Materials		20,856,165

Telecommunication Services - 0.63%
Diversified Telecommunication Services - 0.31%
Inmarsat Finance plc (United Kingdom)[5], 7.375%, 12/1/2017	840,000	888,300
Intelsat Jackson Holdings S.A. (Luxembourg)[5], 7.25%, 4/1/2019	890,000	905,019
Verizon Communications, Inc., 3.00%, 4/1/2016	980,000	989,139
Wind Acquisition Finance S.A. (Luxembourg)[5], 11.75%, 7/15/2017	455,000	528,937
Wind Acquisition Finance S.A. (Luxembourg)[5], 7.25%, 2/15/2018	300,000	317,250

		3,628,645

Wireless Telecommunication Services - 0.32%
CC Holdings GS V LLC - Crown Castle GS III Corp.[5], 7.75%, 5/1/2017	955,000	1,055,275
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,045,000	1,130,977
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	353,000	351,321
NII Capital Corp., 8.875%, 12/15/2019	590,000	651,950
SBA Tower Trust[5], 5.101%, 4/15/2017	575,000	589,375

		3,778,898

Total Telecommunication Services		7,407,543

The accompanying notes are an integral part of the financial statements.	99

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.43%
Electric Utilities - 0.31%
Allegheny Energy Supply Co. LLC[5], 5.75%, 10/15/2019	$1,660,000	$1,716,332
Exelon Generation Co. LLC, 5.35%, 1/15/2014	895,000	969,509
Southwestern Electric Power Co., 6.45%, 1/15/2019	880,000	990,707

		3,676,548

Gas Utilities - 0.06%
Ferrellgas LP - Ferrellgas Finance Corp.[5], 6.50%, 5/1/2021	670,000	656,600

Independent Power Producers & Energy Traders - 0.05%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.125%, 6/30/2017	319,311	349,646
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[5], 10.875%, 6/1/2016	250,000	282,500

		632,146

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	135,000	150,929

Total Utilities		5,116,223

Total Non-Convertible Corporate Bonds (Identified Cost $201,274,042)		213,541,299

TOTAL CORPORATE BONDS (Identified Cost $203,441,941)		215,947,174

MUTUAL FUNDS - 0.79%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $8,737,882)	83,883	9,266,555

U.S. TREASURY SECURITIES - 3.00%

U.S. Treasury Notes - 3.00%
U.S. Treasury Note, 2.375%, 2/28/2015	$8,985,000	9,300,913
U.S. Treasury Note, 2.50%, 4/30/2015	25,000,000	25,964,850
U.S. Treasury Note, 2.125%, 5/31/2015	124,000	126,780

TOTAL U.S. TREASURY SECURITIES (Identified Cost $34,026,899)		35,392,543

ASSET-BACKED SECURITIES - 0.14%
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A5, 3.72%, 3/15/2023	380,000	383,230
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	470,000	519,232

100	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

ASSET-BACKED SECURITIES (continued)

Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	$700,000	$728,526

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,549,772)		1,630,988

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.05%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	308,876	314,487
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[6], 5.734%, 5/10/2045	185,000	205,986
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	850,000	936,872
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	650,000	698,831
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[6], 5.907%, 9/11/2038	605,000	672,611
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	125,000	137,578
CFCRE Commercial Mortgage Trust, Series 2001-C1, Class A2[5], 3.759%, 4/15/2044	420,000	428,859
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6], 5.92%, 3/15/2049	160,000	177,922
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[6], 5.754%, 6/10/2046	270,000	300,515
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	445,965	450,476
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	343,707	353,137
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.437%, 7/25/2048	550,000	533,730
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[6], 6.078%, 7/10/2038	615,000	682,209
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	743,899	768,124
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.457%, 1/12/2043	450,000	487,298
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.372%, 12/15/2044	325,000	355,699
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 6.061%, 4/15/2045	610,000	678,102
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[6], 6.078%, 6/15/2038	275,000	307,686
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[6], 5.414%, 7/12/2046	175,000	190,370
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[6], 5.373%, 11/14/2042	125,000	136,936
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042	345,000	376,487
Morgan Stanley Capital I, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	765,000	788,698

The accompanying notes are an integral part of the financial statements.	101

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount		Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045		$115,000	$119,655
Vornado DP LLC, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028		350,000	340,942
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.377%, 10/15/2044		225,000	245,917
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[6], 5.924%, 5/15/2043		215,000	238,962
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045		250,000	276,918
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043		600,000	609,212
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044		575,000	588,843

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $12,153,363)			12,403,062

FOREIGN GOVERNMENT BONDS - 0.07%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $1,267,633)	EUR	975,000	785,314

U.S. GOVERNMENT AGENCIES - 12.41%

Mortgage-Backed Securities - 4.18%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017		$841	914
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		3,064,040	3,336,172
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		195,957	213,483
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		241,613	264,608
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		1,831,868	1,994,564
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		315,822	345,879
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		3,290,816	3,583,089
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		189,757	205,917
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040		6,977,849	7,643,974
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		11,140,071	12,198,497
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020		1,023,133	1,113,203
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022		315,012	343,221
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022		212,860	231,921
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023		176,923	192,434
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023		311,339	339,219
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023		150,918	163,449
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038		8,988,632	9,696,245
Freddie Mac Gold, Pool #G03332, 6.00%, 10/1/2037		799,624	874,598
Freddie Mac Gold, Pool #G05900, 6.00%, 3/1/2040		2,590,836	2,833,754
Freddie Mac Gold, Pool #G05906, 6.00%, 4/1/2040		1,726,932	1,888,850

102	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac Gold Pool, #G06021, 5.50%, 1/1/2040	$1,698,744	$1,828,227

Total Mortgage-Backed Securities (Identified Cost $48,814,941)		49,292,218

Other Agencies - 8.23%
Fannie Mae, 1.25%, 2/27/2014	11,300,000	11,358,342
Fannie Mae, 4.375%, 10/15/2015	12,800,000	14,124,800
Fannie Mae, 1.625%, 10/26/2015	16,000,000	15,797,040
Fannie Mae, 6.25%, 5/15/2029	4,472,000	5,439,750
Fannie Mae, 7.25%, 5/15/2030	4,021,000	5,448,049
Fannie Mae, 6.625%, 11/15/2030	4,268,000	5,420,053
Freddie Mac, 2.875%, 2/9/2015	1,000,000	1,046,700
Freddie Mac, 1.75%, 9/10/2015	9,000,000	8,958,780
Freddie Mac, 6.75%, 3/15/2031	11,391,000	14,644,736
Freddie Mac, 6.25%, 7/15/2032	11,961,000	14,647,668

Total Other Agencies (Identified Cost $95,732,388)		96,885,918

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $144,547,329)		146,178,136

SHORT-TERM INVESTMENTS - 3.21%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.10%, (Identified Cost $37,871,887)	37,871,887	37,871,887

TOTAL INVESTMENTS - 99.20% (Identified Cost $1,026,244,516)		1,168,528,304
OTHER ASSETS, LESS LIABILITIES - 0.80%		9,470,016

NET ASSETS - 100%		$1,177,998,320

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT APRIL 30, 201110 :

Settlement Date	Contracts to Deliver		In Exchange For	Contracts At Value	Unrealized Depreciation
5/27/2011	EUR	805,000	$1,180,613	$1,191,380	$(10,767)

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[3]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[4]	The rate shown is fixed as of April 30, 2011; the rate becomes floating in 2049.

The accompanying notes are an integral part of the financial statements.	103

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Extended Term Series

[5]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be illiquid. These securities amount to $38,802,887, or 3.29%, of the Series’ net assets as of April 30, 2011.

[6]	The coupon rate is floating and is the stated rate as of April 30, 2011.
[7]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[8]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2011.
[9]	Rate shown is the current yield as of April 30, 2011.
[10]	The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

104	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series (unaudited)

April 30, 2011

ASSETS:
Investments, at value (identified cost $1,026,244,516) (Note 2)	$1,168,528,304
Cash	606,213
Foreign currency, at value (cost $20,920)	21,116
Receivable for securities sold	5,271,275
Interest receivable	4,917,156
Receivable for fund shares sold	1,406,764
Dividends receivable	997,363
Foreign tax reclaims receivable	357,243

TOTAL ASSETS	1,182,105,434

LIABILITIES:

Accrued management fees (Note 3)	705,656
Accrued shareholder services fees (Class S) (Note 3)	158,511
Accrued distribution and services (Rule 12b-1) fees (Class C) (Class R) (Note 3)	45,845
Accrued fund accounting and administration fees (Note 3)	22,490
Accrued transfer agent fees (Note 3)	5,517
Accrued directors’ fees (Note 3)	2,390
Accrued Chief Compliance Officer service fees (Note 3)	269
Payable for securities purchased	2,682,738
Payable for fund shares repurchased	447,486
Unrealized depreciation on foreign forward currency contracts (Note 2)	10,767
Other payables and accrued expenses	25,445

TOTAL LIABILITIES	4,107,114

TOTAL NET ASSETS	$1,177,998,320

NET ASSETS CONSIST OF:

Capital stock	$821,762
Additional paid-in-capital	1,015,375,180
Undistributed net investment income	5,122,701
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	14,347,299
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	142,331,378

TOTAL NET ASSETS	$1,177,998,320

The accompanying notes are an integral part of the financial statements.	105

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series (unaudited)

April 30, 2011

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($793,645,874/47,935,861 shares)	$16.56

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($324,438,151/29,110,366 shares)	$11.15

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($58,203,254/4,989,635 shares)	$11.66

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($1,711,041/140,324 shares)	$12.19

106	The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series (unaudited)

For the Six Months Ended April 30, 2011

INVESTMENT INCOME:

Interest	$8,425,862
Dividends (net of foreign taxes withheld, $213,184)	5,510,149

Total Investment Income	13,936,011

EXPENSES:

Management fees (Note 3)	4,015,671
Shareholder services fees (Class S) (Note 3)	912,043
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	212,578
Fund accounting and administration fees (Note 3)	100,549
Transfer agent fees (Note 3)	58,009
Directors’ fees (Note 3)	14,380
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	1,992
Chief Compliance Officer service fees (Note 3)	1,383
Custodian fees	38,566
Miscellaneous	129,835

Total Expenses	5,485,006

NET INVESTMENT INCOME	8,451,005

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	24,653,038
Foreign currency and translation of other assets and liabilities	(35,282)
Forward foreign currency exchange contracts	(66,188)

24,551,568

Net change in unrealized appreciation (depreciation) on-
Investments	72,167,102
Foreign currency and translation of other assets and liabilities	37,945
Forward foreign currency exchange contracts	395

72,205,442

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	96,757,010

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,208,015

The accompanying notes are an integral part of the financial statements.	107

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,451,005	$12,282,524
Net realized gain on investments and foreign currency	24,551,568	44,621,104
Net change in unrealized appreciation (depreciation) on investments and foreign currency	72,205,442	55,593,428

Net increase from operations	105,208,015	112,497,056

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(5,863,120)	(6,793,985)
From net investment income (Class I)	(4,112,663)	(2,848,491)
From net investment income (Class C)	(344,094)	(75,511)
From net investment income (Class R)	(1,406)	—

Total distributions to shareholders	(10,321,283)	(9,717,987)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	98,797,142	271,820,376

Net increase in net assets	193,683,874	374,599,445

NET ASSETS:

Beginning of period	984,314,446	609,715,001

End of period (including undistributed net investment income of $5,122,701 and $6,992,979, respectively)	$1,177,998,320	$984,314,446

108	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	For the Six Months Ended 4/30/11	For the Years Ended
	(unaudited)	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.16	$13.32	$11.75	$17.82	$17.12	$15.82

Income (loss) from investment operations:
Net investment income	0.12 [1]	0.22 [1]	0.17 [1]	0.22	0.22	0.21
Net realized and unrealized gain (loss) on investments	1.41	1.78	1.60	(4.36)	1.88	2.18

Total from investment operations	1.53	2.00	1.77	(4.14)	2.10	2.39

Less distributions to shareholders:
From net investment income	(0.13)	(0.16)	(0.20)	(0.21)	(0.25)	(0.14)
From net realized gain on investments	—	—	—	(1.72)	(1.15)	(0.95)

Total distributions to shareholders	(0.13)	(0.16)	(0.20)	(1.93)	(1.40)	(1.09)

Net asset value - End of period	$16.56	$15.16	$13.32	$11.75	$17.82	$17.12

Net assets - End of period (000’s omitted)	$793,646	$676,524	$511,700	$424,876	$596,991	$484,003

Total return[2]	10.16%	15.17%	15.47%	(25.70%)	12.95%	16.03%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.06%[3]	1.07%	1.10%	1.10%	1.11%	1.14%
Net investment income	1.54%[3]	1.52%	1.48%	1.50%	1.37%	1.42%
Series portfolio turnover	20%	62%	62%	76%	82%	82%

*        The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4]	0.01%	0.00%[4]	N/A	N/A

[1]	Calculated based on average shares outstanding during the period.
[2]

Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.
[4]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	109

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	For the Six Months Ended 4/30/11	For the Years Ended		For the Period 3/28/08[1] to
	(unaudited)	10/31/10	10/31/09	10/31/08
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.26	$9.08	$8.10	$10.00

Income (loss) from investment operations:
Net investment income	0.09 [2]	0.17 [2]	0.13 [2]	0.08
Net realized and unrealized gain (loss) on investments	0.95	1.22	1.10	(1.91)

Total from investment operations	1.04	1.39	1.23	(1.83)

Less distributions to shareholders:
From net investment income	(0.15)	(0.21)	(0.25)	(0.07)

Net asset value - End of period	$11.15	$10.26	$9.08	$8.10

Net assets - End of period (000’s omitted)	$324,438	$278,210	$98,015	$1,084

Total return[3]	10.36%	15.39%	15.82%	(18.46%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.81%[4]	0.83%	0.85%	0.85%[4]
Net investment income	1.79%[4]	1.76%	1.59%	1.62%[4]
Series portfolio turnover	20%	62%	62%	76%

*        The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[5]	0.00%[5]	0.02%[4]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

110	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class C

	For the Six Months Ended 4/30/11 (unaudited)	For the Period 1/4/10[1] to 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.74	$10.00

Income from investment operations:
Net investment income	0.04 [2]	0.06 [2]
Net realized and unrealized gain on investments	0.99	0.73

Total from investment operations	1.03	0.79

Less distributions to shareholders:
From net investment income	(0.11)	(0.05)

Net asset value - End of period	$11.66	$10.74

Net assets - End of period (000’s omitted)	$58,203	$29,468

Total return[3]	9.64%	7.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.81%[4]	1.83%[4]
Net investment income	0.79%[4]	0.75%[4]
Series portfolio turnover	20%	62%

*        The investment advisor did not impose all or a portion of other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4,5]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	111

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	For the Six Months Ended 4/30/11 (unaudited)	For the Period 6/30/10[1] to 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.22	$10.00

Income from investment operations:
Net investment income	0.08 [2]	0.02 [2]
Net realized and unrealized gain on investments	1.03	1.20

Total from investment operations	1.11	1.22

Less distributions to shareholders:
From net investment income	(0.14)	—

Net asset value - End of period	$12.19	$11.22

Net assets - End of period (000’s omitted)	$1,711	$112

Total return[3]	9.97%	12.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.31%[4]	1.33%[4]
Net investment income	1.30%[4]	0.43%[4]
Series portfolio turnover	20%	62%

*       The investment advisor did not impose all or a portion of its other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4,5]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

112	The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period 11/1/10-4/30/11*	Annualized Expense ratio
Class S
Actual	$1,000.00	$1,142.20	$5.74	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41	1.08%
Class I
Actual	$1,000.00	$1,143.30	$4.41	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%
Class C
Actual	$1,000.00	$1,138.00	$9.70	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.72	$9.15	1.83%
Class R
Actual	$1,000.00	$1,140.70	$7.06	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.66	1.33%

*

Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

113

Portfolio Composition - Pro-Blend® Maximum Term Series (unaudited)

As of April 30, 2011

Sector Allocation3

Information Technology	17.78%
Industrials	13.80%
Financials	12.43%
Consumer Staples	11.63%
Health Care	11.10%
Consumer Discretionary	10.44%
Energy	6.27%
Materials	3.76%
Telecommunication Services	0.98%
Utilities	0.17%

[3]	Including common stocks, preferred stocks, warrants and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings4

Cerner Corp.	2.35%
Google, Inc. - Class A	1.94%
Alere, Inc.	1.88%
United Parcel Service, Inc. - Class B	1.82%
Time Warner, Inc.	1.72%
The Bank of New York Mellon Corp.	1.68%
The Western Union Co.	1.56%
QUALCOMM, Inc.	1.51%
The Charles Schwab Corp.	1.42%
Monsanto Co.	1.41%

[4]	As a percentage of total investments.

114

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS - 87.75%

Consumer Discretionary - 10.41%
Auto Components - 0.11%
Cooper Tire & Rubber Co.	11,420	$308,112
Hankook Tire Co. Ltd. (South Korea)[1]	15,270	613,311

		921,423

Automobiles - 0.05%
Suzuki Motor Corp. (Japan)[1]	4,600	109,511
Yamaha Motor Co. Ltd. (Japan)*[1]	18,000	345,999

		455,510

Distributors - 0.04%
Inchcape plc (United Kingdom)*[1]	51,700	315,600

Diversified Consumer Services - 0.70%
Capella Education Co.*	34,290	1,700,784
DeVry, Inc.	39,150	2,071,035
Grand Canyon Education, Inc.*	9,710	140,407
Strayer Education, Inc.	17,190	2,129,497

		6,041,723

Hotels, Restaurants & Leisure - 1.09%
Accor S.A. (France)[1]	5,210	231,522
Carnival Corp.	219,010	8,337,711
Ctrip.com International Ltd. - ADR (China)*	12,500	609,000
Hyatt Hotels Corp. - Class A*	1,950	86,405
Intercontinental Hotels Group plc (United Kingdom)[1]	4,620	101,421

		9,366,059

Household Durables - 0.13%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	66,310	195,675
DR Horton, Inc.	3,300	41,052
Lennar Corp. - Class A	11,080	210,409
LG Electronics, Inc. (South Korea)[1]	2,780	267,633
Rodobens Negocios Imobiliarios S.A. (Brazil)	43,750	374,873
Toll Brothers, Inc.*	2,080	43,701

		1,133,343

Internet & Catalog Retail - 0.02%
Ocado Group plc (United Kingdom)*[1]	53,620	203,331

Media - 7.07%
Discovery Communications, Inc. - Class A*	195,250	8,641,765
Gestevision Telecinco S.A. (Spain)[1]	47,880	538,221
Grupo Televisa S.A. - ADR (Mexico)*	17,470	414,388
Imax Corp. (Canada)*	137,090	4,809,117
Liberty Global, Inc. - Class A*	148,100	6,886,650
Mediaset S.p.A. (Italy)[1]	550,480	3,667,540

The accompanying notes are an integral part of the financial statements.	115

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media (continued)
Reed Elsevier plc - ADR (United Kingdom)	5,125	$182,245
Societe Television Francaise 1 (France)[1]	39,080	733,656
Time Warner, Inc.	390,610	14,788,495
Virgin Media, Inc. (United Kingdom)	130,950	3,962,547
The Walt Disney Co.	219,400	9,456,140
The Washington Post Co. - Class B	12,980	5,657,982
Wolters Kluwer N.V. (Netherlands)[1]	9,750	227,169
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	155,650	881,687

		60,847,602

Multiline Retail - 0.08%
Marks & Spencer Group plc (United Kingdom)[1]	48,350	314,138
PPR (France)[1]	1,965	351,315

		665,453

Specialty Retail - 1.09%
Chico’s FAS, Inc.	15,650	228,959
Dick’s Sporting Goods, Inc.*	189,430	7,753,370
The Finish Line, Inc. - Class A	12,710	273,138
Group 1 Automotive, Inc.	3,230	139,019
Inditex S.A. (Spain)[1]	2,300	206,262
KOMERI Co. Ltd. (Japan)[1]	5,400	147,023
Lumber Liquidators Holdings, Inc.*	12,350	320,483
Penske Automotive Group, Inc.*	6,550	147,244
Sonic Automotive, Inc. - Class A	9,350	131,835

		9,347,333

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	4,050	301,820

Total Consumer Discretionary		89,599,197

Consumer Staples - 11.57%
Beverages - 3.40%
Anheuser-Busch InBev N.V. (Belgium)[1]	161,600	10,312,996
Central European Distribution Corp.	11,700	138,294
The Coca-Cola Co.	143,010	9,647,455
Diageo plc (United Kingdom)[1]	13,970	284,195
Heineken N.V. (Netherlands)[1]	9,410	563,040
Kirin Holdings Co. Ltd. (Japan)[1]	18,000	253,284
PepsiCo, Inc.	117,590	8,100,775

		29,300,039

116	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing - 2.02%
BJ’s Wholesale Club, Inc.*	5,090	$261,219
Carrefour S.A. (France)[1]	24,970	1,183,132
Casino Guichard-Perrachon S.A. (France)[1]	2,880	303,038
Koninklijke Ahold N.V. (Netherlands)[1]	20,070	281,854
The Kroger Co.	291,760	7,092,686
Safeway, Inc.	288,760	7,019,756
SUPERVALU, Inc.	27,000	304,020
Tesco plc (United Kingdom)[1]	141,590	954,582

		17,400,287

Food Products - 5.33%
Barry Callebaut AG (Switzerland)[1]	390	373,024
Danone S.A. (France)[1]	10,990	804,648
Flowers Foods, Inc.	9,270	283,291
General Mills, Inc.	253,680	9,786,974
Kellogg Co.	73,690	4,220,226
Kraft Foods, Inc. - Class A	278,840	9,363,447
Nestle S.A. (Switzerland)[1]	159,540	9,902,391
Sanderson Farms, Inc.	4,610	219,436
Suedzucker AG (Germany)[1]	6,820	210,253
Unilever plc - ADR (United Kingdom)	328,054	10,684,719

		45,848,409

Household Products - 0.04%
Reckitt Benckiser Group plc (United Kingdom)[1]	6,700	372,834

Personal Products - 0.78%
Beiersdorf AG (Germany)[1]	101,220	6,592,081
Kao Corp. (Japan)[1]	3,900	97,627

		6,689,708

Total Consumer Staples		99,611,277

Energy - 6.25%
Energy Equipment & Services - 3.61%
Baker Hughes, Inc.	129,317	10,010,429
Calfrac Well Services Ltd. (Canada)	24,560	868,809
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	14,770	520,316
ION Geophysical Corp.*	22,000	278,080
Key Energy Services, Inc.*	5,830	106,106
Petroleum Geo-Services ASA (Norway)*[1]	20,000	316,403
Schlumberger Ltd.	101,230	9,085,393
Trican Well Service Ltd. (Canada)	44,200	1,089,409

The accompanying notes are an integral part of the financial statements.	117

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Weatherford International Ltd. (Switzerland)*	410,376	$8,855,914

		31,130,859

Oil, Gas & Consumable Fuels - 2.64%
Cameco Corp. (Canada)	312,640	9,216,627
Hess Corp.	130,640	11,229,814
Paladin Energy Ltd. (Australia)*	84,080	303,920
Repsol YPF S.A. (Spain)[1]	5,700	203,486
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	290,772
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	581,431
Talisman Energy, Inc. (Canada)	23,710	572,608
Total S.A. (France)[1]	4,820	308,680

		22,707,338

Total Energy		53,838,197

Financials - 12.11%
Capital Markets - 5.08%
The Bank of New York Mellon Corp.[2]	498,860	14,446,986
The Charles Schwab Corp.	666,360	12,201,052
Credit Suisse Group AG - ADR (Switzerland)	3,250	147,843
Daiwa Securities Group, Inc. (Japan)[1]	4,000	17,264
Evercore Partners, Inc. - Class A	5,420	189,104
GAM Holding AG (Switzerland)*[1]	33,170	653,784
The Goldman Sachs Group, Inc.	2,050	309,571
Greenhill & Co., Inc.	1,880	110,920
Lazard Ltd. - Class A (Bermuda)	4,250	174,250
Nomura Holdings, Inc. (Japan)[1]	7,000	35,760
Northern Trust Corp.	127,820	6,389,722
State Street Corp.	195,330	9,092,611

		43,768,867

Commercial Banks - 1.58%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	28,160	360,730
Banco Santander S.A. (Spain)[1]	674,910	8,618,935
Banco Santander S.A. - ADR (Spain)	40,370	500,588
Barclays plc - ADR (United Kingdom)	6,310	120,205
BNP Paribas (France)[1]	2,163	170,995
CIT Group, Inc.*	4,230	179,606
Credit Agricole S.A. (France)[1]	5,240	87,162
First Commonwealth Financial Corp.	114,370	709,094
First Financial Bancorp	25,140	414,307
Hong Leong Financial Group Berhad (Malaysia)[1]	69,020	239,303
HSBC Holdings plc - ADR (United Kingdom)	8,775	477,974

118	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
ICICI Bank Ltd. - ADR (India)	7,880	$397,152
Societe Generale - ADR (France)[3]	12,660	169,391
Standard Chartered plc (United Kingdom)[1]	11,010	305,987
U.S. Bancorp	20,630	532,667
Wells Fargo & Co.	10,800	314,388

		13,598,484

Consumer Finance - 1.23%
American Express Co.	204,110	10,017,719
Discover Financial Services	17,500	434,700
Green Dot Corp. - Class A*	3,000	129,480

		10,581,899

Diversified Financial Services - 2.16%
Bank of America Corp.	25,620	314,614
Bolsas y Mercados Espanoles S.A. (Spain)[1]	10,580	358,180
CME Group, Inc.	24,520	7,252,280
Deutsche Boerse AG (Germany)[1]	107,720	8,942,798
ING Groep N.V. (Netherlands)*[1]	5,355	70,548
JPMorgan Chase & Co.	18,951	864,734
MarketAxess Holdings, Inc.	18,000	438,300
Moody’s Corp.	9,540	373,396

		18,614,850

Insurance - 0.51%
Allianz SE (Germany)[1]	10,538	1,655,640
The Allstate Corp.	16,340	552,946
AXA S.A. (France)[1]	4,615	103,459
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	200	251,716
Mapfre S.A. (Spain)[1]	91,000	379,824
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,663	604,668
Zurich Financial Services AG (Switzerland)*[1]	2,910	818,230

		4,366,483

Real Estate Investment Trusts (REITS) - 1.35%
Alexandria Real Estate Equities, Inc.	3,800	312,170
Alstria Office REIT AG (Germany)[1]	26,740	423,784
American Campus Communities, Inc.	13,590	477,689
Apartment Investment & Management Co. - Class A	14,700	396,312
Associated Estates Realty Corp.	5,310	88,358
AvalonBay Communities, Inc.	2,540	321,589
BioMed Realty Trust, Inc.	34,100	676,544
Boston Properties, Inc.	4,870	509,061
British Land Co. plc (United Kingdom)[1]	26,550	267,321

The accompanying notes are an integral part of the financial statements.	119

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Camden Property Trust	5,330	$334,457
Cedar Shopping Centers, Inc.	15,240	89,916
Cogdell Spencer, Inc.	45,650	276,183
Coresite Realty Corp.	6,400	101,056
Corporate Office Properties Trust	20,750	730,607
DiamondRock Hospitality Co.	6,740	81,150
Digital Realty Trust, Inc.	8,140	491,168
DuPont Fabros Technology, Inc.	17,690	432,697
Education Realty Trust, Inc.	6,000	51,060
Equity Lifestyle Properties, Inc.	3,820	228,512
Equity One, Inc.	4,950	98,109
Equity Residential	4,790	286,059
General Growth Properties, Inc.	5,190	86,673
HCP, Inc.	7,450	295,169
Health Care REIT, Inc.	4,530	243,578
Healthcare Realty Trust, Inc.	7,280	166,275
Home Properties, Inc.	7,540	478,036
Host Hotels & Resorts, Inc.	19,393	345,001
Kimco Realty Corp.	10,000	195,400
Land Securities Group plc (United Kingdom)[1]	19,270	253,300
LaSalle Hotel Properties	7,740	217,804
Mack-Cali Realty Corp.	2,940	103,841
Morguard Real Estate Investment Trust (Canada)	5,880	93,779
National Retail Properties, Inc.	6,590	173,581
Omega Healthcare Investors, Inc.	11,300	259,448
Pebblebrook Hotel Trust	14,940	320,463
Public Storage	2,670	313,218
Realty Income Corp.	5,130	182,371
Simon Property Group, Inc.	3,136	359,197
Sovran Self Storage, Inc.	2,930	125,345
Sunstone Hotel Investors, Inc.*	27,570	288,382
Tanger Factory Outlet Centers	3,680	101,678
UDR, Inc.	11,690	302,654

		11,578,995

Real Estate Management & Development - 0.02%
CB Richard Ellis Group, Inc. - Class A*	4,740	126,605
Thomas Properties Group, Inc.*	11,440	41,070

		167,675

Thrifts & Mortgage Finance - 0.18%
Aareal Bank AG (Germany)*[1]	9,707	294,308
First Niagara Financial Group, Inc.	53,690	773,136

120	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	36,100	$494,209

		1,561,653

Total Financials		104,238,906

Health Care - 11.07%
Biotechnology - 0.57%
Amgen, Inc.*	15,930	905,621
Cangene Corp. (Canada)*	40,000	95,122
Dendreon Corp.*	16,110	699,657
InterMune, Inc.*	13,480	601,747
Momenta Pharmaceuticals, Inc.*	32,000	603,840
Myriad Genetics, Inc.*	30,390	651,562
Swedish Orphan Biovitrum AB (Sweden)*[1]	104,000	432,334
United Therapeutics Corp.*	14,100	944,136

		4,934,019

Health Care Equipment & Supplies - 5.00%
Abaxis, Inc.*	32,970	957,779
Alere, Inc.*	435,379	16,169,976
BioMerieux (France)[1]	8,430	916,541
Boston Scientific Corp.*	869,300	6,511,057
Cochlear Ltd. (Australia)[1]	19,850	1,754,956
Conceptus, Inc.*	43,970	678,457
DexCom, Inc.*	92,704	1,543,522
Gen-Probe, Inc.*	72,760	6,033,259
Getinge AB - Class B (Sweden)[1]	7,900	210,173
HeartWare International, Inc.*	10,370	773,706
Insulet Corp.*	71,260	1,531,377
Mindray Medical International Ltd. - ADR (China)	3,470	92,753
Quidel Corp.*	74,730	991,667
Sirona Dental Systems, Inc.*	15,580	889,151
Straumann Holding AG (Switzerland)[1]	6,904	1,806,168
Thoratec Corp.*	15,050	462,035
Zoll Medical Corp.*	29,780	1,687,930

		43,010,507

Health Care Providers & Services - 1.07%
Amil Participacoes S.A. (Brazil)	39,510	479,685
Assisted Living Concepts, Inc. - Class A*	15,100	544,506
Bio-Reference Laboratories, Inc.*	30,670	773,191
Brookdale Senior Living, Inc.*	67,030	1,825,897
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	124,000	160,869
Capital Senior Living Corp.*	63,000	584,010

The accompanying notes are an integral part of the financial statements.	121

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
China Cord Blood Corp. (Hong Kong)*	98,000	$330,260
Cross Country Healthcare, Inc.*	85,180	632,036
Diagnosticos da America S.A. (Brazil)	73,680	989,144
Odontoprev S.A. (Brazil)	46,320	740,201
Sonic Healthcare Ltd. (Australia)[1]	157,370	2,164,569

		9,224,368

Health Care Technology - 2.42%
Allscripts Healthcare Solutions, Inc.*	30,080	647,923
Cerner Corp.*	167,893	20,177,381

		20,825,304

Life Sciences Tools & Services - 1.33%
Lonza Group AG (Switzerland)*[1]	51,230	4,405,667
QIAGEN N.V. (Netherlands)*	221,200	4,727,044
QIAGEN N.V. (Netherlands)*[1]	5,440	116,313
Sequenom, Inc.*	162,350	1,144,567
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	60,970	1,073,072

		11,466,663

Pharmaceuticals - 0.68%
AstraZeneca plc (United Kingdom)[1]	2,175	107,918
AstraZeneca plc - ADR (United Kingdom)	4,000	199,320
Bayer AG (Germany)[1]	11,706	1,027,725
GlaxoSmithKline plc (United Kingdom)[1]	14,755	322,322
Green Cross Corp. (South Korea)[1]	6,340	823,551
Kalbe Farma Tbk PT (Indonesia)[1]	2,000,000	836,789
Sanofi-Aventis S.A. (France)[1]	1,987	157,206
Santen Pharmaceutical Co. Ltd. (Japan)[1]	4,800	185,664
Shire plc (Ireland)[1]	16,590	514,827
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,700	130,850
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,630	303,190
UCB S.A. (Belgium)[1]	24,700	1,193,336

		5,802,698

Total Health Care		95,263,559

Industrials - 13.71%
Aerospace & Defense - 1.78%
The Boeing Co.	118,960	9,490,629
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	3,820	124,074
Spirit Aerosystems Holdings, Inc. - Class A*	232,780	5,726,388

		15,341,091

122	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 2.98%
Atlas Air Worldwide Holdings, Inc.*	4,050	$279,085
FedEx Corp.	95,460	9,132,658
TNT N.V. (Netherlands)[1]	26,680	656,567
United Parcel Service, Inc. - Class B	207,813	15,579,741

		25,648,051

Airlines - 2.12%
Copa Holdings S.A. - Class A (Panama)	4,600	267,490
Deutsche Lufthansa AG (Germany)[1]	17,640	400,212
Ryanair Holdings plc - ADR (Ireland)	273,710	8,342,681
Southwest Airlines Co.	757,307	8,898,357
US Airways Group, Inc.*	37,210	338,239

		18,246,979

Commercial Services & Supplies - 0.80%
Tomra Systems ASA (Norway)[1]	117,870	1,011,457
Waste Management, Inc.	148,130	5,845,210

		6,856,667

Construction & Engineering - 1.59%
MYR Group, Inc.*	5,380	134,123
Quanta Services, Inc.*	335,120	7,265,402
The Shaw Group, Inc.*	161,640	6,287,796

		13,687,321

Electrical Equipment - 0.23%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	31,900	876,931
Alstom S.A. (France)[1]	10,550	701,446
American Superconductor Corp.*	3,400	40,290
Nexans S.A. (France)[1]	2,050	217,266
Prysmian S.p.A. (Italy)[1]	6,400	151,073

		1,987,006

Industrial Conglomerates - 0.17%
Siemens AG (Germany)[1]	10,250	1,490,955

Machinery - 1.58%
Astec Industries, Inc.*	5,570	216,005
FANUC Corp. (Japan)[1]	1,500	251,099
Flowserve Corp.	39,870	5,048,339
Lindsay Corp.	3,910	286,681
Meritor, Inc.*	9,780	168,314
Okano Valve Manufacturing Co. (Japan)[1]	10,000	52,614
Pall Corp.	112,230	6,558,721
Titan International, Inc.	10,040	310,136

The accompanying notes are an integral part of the financial statements.	123

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Wabash National Corp.*	30,000	$330,900
Westport Innovations, Inc. (Canada)*	15,220	385,066

		13,607,875

Marine - 0.03%
D/S Norden (Denmark)[1]	6,950	249,067

Professional Services - 0.94%
Manpower, Inc.	58,760	3,892,850
Randstad Holding N.V. (Netherlands)[1]	75,440	4,244,292

		8,137,142

Road & Rail - 1.43%
All America Latina Logistica S.A. (Brazil)	89,520	737,465
Heartland Express, Inc.	15,300	263,925
Knight Transportation, Inc.	13,390	241,154
Norfolk Southern Corp.	140,860	10,519,425
RailAmerica, Inc.*	34,000	578,680

		12,340,649

Transportation Infrastructure - 0.06%
Groupe Eurotunnel S.A. (France)[1]	8,400	91,327
Malaysia Airports Holdings Berhad (Malaysia)[1]	183,830	383,548

		474,875

Total Industrials		118,067,678

Information Technology - 17.73%
Communications Equipment - 4.97%
Alcatel-Lucent - ADR (France)*	177,060	1,157,972
Cisco Systems, Inc.	634,890	11,148,668
Infinera Corp.*	114,520	895,546
Juniper Networks, Inc.*	112,998	4,331,213
QUALCOMM, Inc.	228,280	12,975,435
Riverbed Technology, Inc.*	13,960	490,554
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	27,100	411,203
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	748,250	11,373,400

		42,783,991

Computers & Peripherals - 1.42%
Apple, Inc.*	1,390	484,040
EMC Corp.*	403,140	11,424,988
Immersion Corp.*	42,940	310,886

		12,219,914

124	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.05%
Hitachi Ltd. (Japan)[1]	61,000	$331,091
Keyence Corp. (Japan)[1]	542	143,228

		474,319

Internet Software & Services - 2.57%
comScore, Inc.*	31,820	948,554
Google, Inc. - Class A*	30,599	16,648,916
Liquidity Services, Inc.*	27,960	543,822
VistaPrint N.V. (Netherlands)*	73,460	3,996,224

		22,137,516

IT Services - 6.27%
Amadeus IT Holding S.A. - Class A (Spain)[1]	196,980	4,128,317
Amdocs Ltd. (Guernsey)*	52,370	1,610,377
Automatic Data Processing, Inc.	206,859	11,242,787
Cap Gemini S.A. (France)[1]	14,620	885,549
Cielo S.A. (Brazil)	77,190	721,755
Indra Sistemas S.A. (Spain)[1]	27,120	615,123
MasterCard, Inc. - Class A	37,620	10,378,982
Redecard S.A. (Brazil)	44,990	653,745
Visa, Inc. - Class A	131,710	10,289,185
The Western Union Co.	631,560	13,420,650

		53,946,470

Semiconductors & Semiconductor Equipment - 0.71%
Advantest Corp. (Japan)[1]	170,160	3,381,709
Infineon Technologies AG (Germany)[1]	70,000	793,627
Sumco Corp. (Japan)[1]	55,600	1,072,506
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	23,653	319,315
Tokyo Electron Ltd. (Japan)[1]	9,300	538,415

		6,105,572

Software - 1.74%
Adobe Systems, Inc.*	5,310	178,151
Autodesk, Inc.*	221,550	9,965,319
CommVault Systems, Inc.*	2,810	110,686
DemandTec, Inc.*	39,260	434,608
Fortinet, Inc.*	24,950	1,215,065
Misys plc (United Kingdom)*[1]	40,267	212,388
QLIK Technologies, Inc.*	8,000	256,480
SAP AG (Germany)[1]	6,540	421,373
SAP AG - ADR (Germany)	11,170	720,800
SolarWinds, Inc.*	35,700	865,011

The accompanying notes are an integral part of the financial statements.	125

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Taleo Corp. - Class A*	16,850	$611,149

		14,991,030

Total Information Technology		152,658,812

Materials - 3.75%
Chemicals - 2.32%
Arkema S.A. (France)[1]	40	4,166
BASF SE (Germany)[1]	5,200	533,957
Calgon Carbon Corp.*	22,488	385,894
Flotek Industries, Inc.*	21,180	202,904
Johnson Matthey plc (United Kingdom)[1]	10,710	358,766
Linde AG (Germany)[1]	1,820	327,538
Monsanto Co.	178,000	12,111,120
The Scotts Miracle-Gro Co. - Class A	4,070	229,833
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	12,300	639,887
Syngenta AG (Switzerland)[1]	14,600	5,163,397

		19,957,462

Construction Materials - 0.65%
CRH plc (Ireland)[1]	22,080	543,675
Eagle Materials, Inc.	14,990	436,059
Holcim, Ltd. (Switzerland)*[1]	2,710	236,128
Martin Marietta Materials, Inc.	24,640	2,246,922
Vulcan Materials Co.	47,220	2,134,344

		5,597,128

Containers & Packaging - 0.78%
Owens-Illinois, Inc.*	227,850	6,760,309

Total Materials		32,314,899

Telecommunication Services - 0.98%
Diversified Telecommunication Services - 0.92%
France Telecom S.A. (France)[1]	13,330	312,380
Swisscom AG - ADR (Switzerland)[3]	9,116	418,424
Telefonica S.A. - ADR (Spain)	25,800	695,568
Telenor ASA (Norway)[1]	362,320	6,259,330
Telenor ASA - ADR (Norway)[3]	3,430	177,845

		7,863,547

Wireless Telecommunication Services - 0.06%
SK Telecom Co. Ltd. - ADR (South Korea)	28,400	539,032

Total Telecommunication Services		8,402,579

126	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Utilities - 0.17%
Electric Utilities - 0.07%
Brookfield Infrastructure Partners LP - ADR (Bermuda)	4,262	$100,157
E.ON AG (Germany)[1]	13,630	465,862

		566,019

Independent Power Producers & Energy Traders - 0.02%
GenOn Energy, Inc.*	56,361	221,499

Multi-Utilities - 0.05%
GDF Suez (France)[1]	4,464	182,530
National Grid plc (United Kingdom)[1]	24,670	253,115

		435,645

Water Utilities - 0.03%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	15,510	275,852

Total Utilities		1,499,015

TOTAL COMMON STOCKS (Identified Cost $625,205,899)		755,494,119

PREFERRED STOCKS - 0.03%

Consumer Staples - 0.03%
Household Products - 0.03%
Henkel AG & Co. KGaA (Germany)[1] (Identified Cost $134,525)	3,790	258,383

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $2,672)	4,132	1,694

CORPORATE BONDS - 0.33%

Non-Convertible Corporate Bonds - 0.33%
Financials - 0.28%
Capital Markets - 0.10%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	$410,000	426,378
Morgan Stanley, 5.50%, 1/26/2020	405,000	414,556

		840,934

Consumer Finance - 0.04%
American Express Co., 8.125%, 5/20/2019	315,000	400,064

The accompanying notes are an integral part of the financial statements.	127

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.14%
Bank of America Corp., 7.625%, 6/1/2019	$340,000	$401,182
Citigroup, Inc., 8.50%, 5/22/2019	330,000	411,173
JPMorgan Chase & Co., 4.95%, 3/25/2020	385,000	395,574

		1,207,929

Total Financials		2,448,927

Industrials - 0.05%
Industrial Conglomerates - 0.05%
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	403,235

TOTAL CORPORATE BONDS (Identified Cost $2,654,107)		2,852,162

U.S. TREASURY SECURITIES - 1.57%

U.S. Treasury Notes - 1.57%
U.S. Treasury Note, 4.875%, 4/30/2011	2,500,000	2,500,000
U.S. Treasury Note, 2.625%, 6/30/2014	750,000	785,391
U.S. Treasury Note, 2.625%, 12/31/2014	3,000,000	3,136,641
U.S. Treasury Note, 1.25%, 9/30/2015	7,200,000	7,056,562

TOTAL U.S. TREASURY SECURITIES (Identified Cost $13,504,839)		13,478,594

U.S. GOVERNMENT AGENCIES - 7.00%

Other Agencies - 7.00%
Fannie Mae, 4.375%, 10/15/2015	5,000,000	5,517,500
Fannie Mae, 1.625%, 10/26/2015	20,400,000	20,141,226
Fannie Mae, 6.25%, 5/15/2029	4,825,000	5,869,139
Fannie Mae, 7.25%, 5/15/2030	4,330,000	5,866,713
Fannie Mae, 6.625%, 11/15/2030	4,610,000	5,854,368
Freddie Mac, 6.75%, 3/15/2031	6,624,000	8,516,086
Freddie Mac, 6.25%, 7/15/2032	6,948,000	8,508,653

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $59,223,189)		60,273,685

SHORT-TERM INVESTMENTS - 3.02%
Dreyfus Cash Management, Inc. - Institutional Shares[4], 0.10%, (Identified Cost $26,026,332)	26,026,332	26,026,332

128	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2011 (unaudited)

Pro-Blend® Maximum Term Series	Value (Note 2)

TOTAL INVESTMENTS - 99.70% (Identified Cost $726,751,563)	$858,384,969
OTHER ASSETS, LESS LIABILITIES - 0.30%	2,569,140

NET ASSETS - 100%	$860,954,109

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[3]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[4]	Rate shown is the current yield as of April 30, 2011.

The accompanying notes are an integral part of the financial statements.	129

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series (unaudited)

April 30, 2011

ASSETS:
Investments, at value (identified cost $726,751,563) (Note 2)	$858,384,969
Foreign currency, at value (cost $18,995)	19,173
Receivable for securities sold	3,271,728
Dividends receivable	1,069,831
Interest receivable	776,116
Receivable for fund shares sold	684,751
Foreign tax reclaims receivable	525,162

TOTAL ASSETS	864,731,730

LIABILITIES:

Accrued management fees (Note 3)	516,624
Accrued shareholder services fees (Class S) (Note 3)	124,415
Accrued transfer agent fees (Note 3)	17,276
Accrued fund accounting and administration fees (Note 3)	10,473
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R)(Note 3)	12,665
Accrued directors’ fees (Note 3)	3,733
Accrued Chief Compliance Officer service fees (Note 3)	269
Payable for securities purchased	2,454,910
Payable for fund shares repurchased	582,865
Other payables and accrued expenses	54,391

TOTAL LIABILITIES	3,777,621

TOTAL NET ASSETS	$860,954,109

NET ASSETS CONSIST OF:

Capital stock	$557,624
Additional paid-in-capital	752,156,608
Undistributed net investment income	1,629,904
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(25,117,287)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	131,727,260

TOTAL NET ASSETS	$860,954,109

130	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series (unaudited)

April 30, 2011

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($621,200,621/34,980,537 shares)	$17.76

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($222,865,957/19,374,797 shares)	$11.50

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($16,456,247/1,374,469 shares)	$11.97

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($431,284/32,627 shares)	$13.22

The accompanying notes are an integral part of the financial statements.	131

Statement of Operations - Pro-Blend® Maximum Term Series (unaudited)

For the Six Months Ended April 30, 2011

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $245,390)	$5,337,615
Interest	1,120,132

Total Investment Income	6,457,747

EXPENSES:

Management fees (Note 3)	2,997,321
Shareholder services fees (Class S) (Note 3)	726,124
Transfer agent fees (Note 3)	90,109
Fund accounting and administration fees (Note 3)	65,645
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	57,444
Directors’ fees (Note 3)	11,274
Chief Compliance Officer service fees (Note 3)	1,383
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	295
Custodian fees	35,222
Miscellaneous	126,459

Total Expenses	4,111,276

NET INVESTMENT INCOME	2,346,471

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	29,687,388
Foreign currency and translation of other assets and liabilities	(23,382)

29,664,006

Net change in unrealized appreciation on-
Investments	74,445,753
Foreign currency and translation of other assets and liabilities	51,893

74,497,646

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	104,161,652

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,508,123

132	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	For the Six Months Ended 4/30/11 (unaudited)	For the Year Ended 10/31/10
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,346,471	$3,688,189
Net realized gain on investments and foreign currency	29,664,006	41,517,221
Net change in unrealized appreciation on investments and foreign currency	74,497,646	49,731,509

Net increase from operations	106,508,123	94,936,919

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(1,492,155)	(1,623,955)
From net investment income (Class I)	(1,249,733)	(967,601)
From net investment income (Class C)	(18,310)	(9,558)
From net investment income (Class R)	(160)	—

Total distributions to shareholders	(2,760,358)	(2,601,114)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	19,667,996	149,161,357

Net increase in net assets	123,415,761	241,497,162

NET ASSETS:

Beginning of period	737,538,348	496,041,186

End of period (including undistributed net investment income of $1,629,904 and $2,043,791, respectively)	$860,954,109	$737,538,348

The accompanying notes are an integral part of the financial statements.	133

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	For the Six Months Ended 4/30/11 (unaudited)	For the Years Ended
		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.59	$13.35	$11.50	$19.57	$18.35	$16.79

Income (loss) from investment operations:
Net investment income	0.04 [1]	0.08 [1]	0.06 [1]	0.12	0.11	0.14
Net realized and unrealized gain (loss) on investments	2.17	2.21	1.90	(6.22)	2.41	2.80

Total from investment operations	2.21	2.29	1.96	(6.10)	2.52	2.94

Less distributions to shareholders:
From net investment income	(0.04)	(0.05)	(0.11)	(0.10)	(0.15)	(0.08)
From net realized gain on investments	—	—	—	(1.87)	(1.15)	(1.30)

Total distributions to shareholders	(0.04)	(0.05)	(0.11)	(1.97)	(1.30)	(1.38)

Net asset value - End of period	$17.76	$15.59	$13.35	$11.50	$19.57	$18.35

Net assets - End of period (000’s omitted)	$621,201	$539,781	$443,770	$342,015	$517,766	$285,714

Total return[2]	14.22%	17.17%	17.34%	(34.19%)	14.37%	18.87%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.08%[3]	1.10%	1.10%	1.10%	1.12%	1.16%
Net investment income	0.53%[3]	0.54%	0.55%	0.77%	0.67%	0.94%
Series portfolio turnover	24%	68%	67%	82%	61%	56%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[4]	0.03%	0.04%	N/A	N/A

[1]	Calculated based on average shares outstanding during the period.
[2]

Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[3]	Annualized.
[4]	Less than 0.01%.

134	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	For the Six Months Ended 4/30/11 (unaudited)	For the Years Ended		For the Period 3/28/08[1] to 10/31/08
		10/31/10	10/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.12	$8.70	$7.57	$10.00

Income (loss) from investment operations:
Net investment income	0.04 [2]	0.08 [2]	0.05 [2]	0.05
Net realized and unrealized gain (loss) on investments	1.40	1.43	1.24	(2.44)

Total from investment operations	1.44	1.51	1.29	(2.39)

Less distributions to shareholders:
From net investment income	(0.06)	(0.09)	(0.16)	(0.04)

Net asset value - End of period	$11.50	$10.12	$8.70	$7.57

Net assets - End of period (000’s omitted)	$222,866	$190,344	$52,271	$2,597

Total return[3]	14.33%	17.47%	17.58%	(24.01%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.83%[4]	0.85%	0.85%	0.85%[4]
Net investment income	0.78%[4]	0.81%	0.68%	0.88%[4]
Series portfolio turnover	24%	68%	67%	82%

*       The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.00%[5]	0.02%	0.08%[4]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]

Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	135

Financial Highlights - Pro-Blend® Maximum Term Series - Class C

	For the Six Months Ended 4/30/11 (unaudited)	For the Period 1/4/10[1] to 10/31/10

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.54	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)[2]	(0.01)[2]
Net realized and unrealized gain on investments	1.46	0.58

Total from investment operations	1.45	0.57

Less distributions to shareholders:
From net investment income	(0.02)	(0.03)
Net asset value - End of period	$11.97	$10.54

Net assets - End of period (000’s omitted)	$16,456	$7,383

Total return[3]	13.80%	5.68%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.83%[4]	1.85%[4]
Net investment income	(0.15%)[4]	(0.13%)[4]
Series portfolio turnover	24%	68%

*       The investment advisor did not impose all or a portion of its management fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	0.01%[4]

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]

Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

[4]	Annualized.

136	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	For the Six Months Ended 4/30/11 (unaudited)	For the Period 6/30/10[1] to 10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.64	$10.00

Income (loss) from investment operations:
Net investment loss	0.04 [2]	(0.01)[2]
Net realized and unrealized gain on investments	1.59	1.65

Total from investment operations	1.63	1.64

Less distributions to shareholders:
From net investment income	(0.05)	—

Net asset value - End of period	$13.22	$11.64

Net assets - End of period (000’s omitted)	$431	$31

Total return[3]	14.07%	16.40%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.33%[4]	1.35%[4]
Net investment income	0.65%[4]	(0.38%)[4]
Series portfolio turnover	24%	68%

[1]	Commencement of operations.
[2]	Calculated based on average shares outstanding during the period.
[3]	Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
[4]	Annualized.

The accompanying notes are an integral part of the financial statements.	137

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific goals. The goals are as follows: Pro-Blend® Conservative Term Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-Blend® Maximum Term Series - primary goal is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class C (formerly Class B), R (formerly Class D), E, I, S and Z). Currently, only Class S, I, C and R shares have been issued. Each class of shares is substantially the same, except that class-specific transfer agency distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2011, 6.4 billion shares have been designated in total among 31 series, of which 87.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 25 million each have been designated as Class C common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series and 2.5 million each have been designated as Class R common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided by an independent pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

138

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). In accordance with the procedures approved by the Board, certain securities trading outside the U.S. whose values were adjusted following the close of local trading use a factor from a third party vendor to the extent available. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security, where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

139

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2011 in valuing the Series’ assets or liabilities carried at market value:

	Pro-Blend® Conservative Term Series
Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$25,791,680	$23,158,115	$2,633,565	$—
Consumer Staples	35,794,870	25,838,438	9,956,432	—
Energy	21,018,852	20,400,056	618,796	—
Financials	33,848,464	30,701,319	3,147,145	—
Health Care	28,402,103	23,509,738	4,892,365	—
Industrials	24,688,735	22,659,380	2,029,355	—
Information Technology	63,677,273	60,955,986	2,721,287	—
Materials	12,772,852	9,476,382	3,296,470	—
Telecommunication Services	4,934,217	497,934	4,436,283	—
Utilities	514,302	257,801	256,501	—
Preferred securities:
Consumer Staples	104,989	—	104,989	—
Financials	3,934,684	468,826	3,465,858	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	383,704,336	—	383,704,336	—
Corporate debt:				—
Consumer Discretionary	45,681,374	—	45,681,374	—
Consumer Staples	14,272,307	—	14,272,307	—
Energy	21,163,875	—	21,163,875	—
Financials	134,468,758	—	134,468,758	—
Health Care	10,490,588	—	10,490,588	—
Industrials	42,063,999	—	42,063,999	—
Information Technology	6,016,292	—	6,016,292	—
Materials	18,942,255	—	18,942,255	—
Telecommunication Services	3,333,082	—	3,333,082	—
Utilities	8,497,126	—	8,497,126	—
Convertible corporate debt:				—
Financials	494,050	—	494,050	—
Health Care	109,725	—	109,725	—
Information Technology	72,100	—	72,100	—
Asset-backed securities	1,205,983	—	1,205,983	—
Commercial mortgage-backed securities	17,454,119	—	17,454,119	—
Foreign Government bonds	306,071	—	306,071	—
Mutual funds	29,981,370	29,981,370	—	—
Other financial instruments**:	—	—	—	—

Total assets:	993,740,431	247,905,345	745,835,086	—

140

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

	Pro-Blend® Conservative Term Series
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Other financial instruments**:
Forward foreign currency exchange contracts	$(4,213)	$—	$(4,213)	$—
Total liabilities:	(4,213)	—	(4,213)	—

Total	$993,736,218	$247,905,345	$745,830,873	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Commercial Mortgage-Backed Securities
Balance as of October 31, 2010 (market value)	$432,585
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in	—
Transfers out	(432,585)

Balance as of April 30, 2011 (market value)	$—

	Pro-Blend® Moderate Term Series
Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$52,965,217	$47,248,897	$5,716,320	$—
Consumer Staples	75,478,839	52,563,149	22,915,690	—
Energy	42,610,718	41,215,274	1,395,444	—
Financials	69,627,438	62,127,124	7,500,314	—
Health Care	66,179,770	53,943,195	12,236,575	—
Industrials	51,794,567	47,084,532	4,710,035	—
Information Technology	134,152,468	127,752,725	6,399,743	—
Materials	22,049,066	19,762,975	2,286,091	—
Telecommunication Services	10,502,536	1,060,481	9,442,055	—
Utilities	1,384,985	527,638	857,347	—
Preferred securities:
Consumer Staples	231,113	—	231,113	—
Financials	3,681,801	937,399	2,744,402	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	215,773,916	—	215,773,916	—
Corporate debt:				—
Consumer Discretionary	32,822,215	—	32,822,215	—

141

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

	Pro-Blend® Moderate Term Series
Description	Total	Level 1	Level 2	Level 3
Consumer Staples	$5,774,445	$—	$5,774,445	$—
Energy	22,708,591	—	22,708,591	—
Financials	125,121,336	—	125,121,336	—
Health Care	15,142,702	—	15,142,702	—
Industrials	47,413,100	—	47,413,100	—
Information Technology	10,643,454	—	10,643,454	—
Materials	22,367,147	—	22,367,147	—
Telecommunication Services	7,230,888	—	7,230,888	—
Utilities	3,883,481	—	3,883,481	—
Convertible corporate debt:				—
Financials	994,125	—	994,125	—
Health Care	491,813	—	491,813	—
Information Technology	387,537	—	387,537	—
Asset-backed securities	1,612,630	—	1,612,630	—
Commercial mortgage-backed securities	15,632,308	—	15,632,308	—
Foreign Government bonds	789,342	—	789,342	—
Mutual funds	39,301,282	39,301,282	—	—
Other financial instruments**:	—	—	—	—

Total assets:	1,098,748,830	493,524,671	605,224,159	—

Liabilities:
Other financial instruments**:
Forward foreign currency exchange contracts	(10,834)	—	(10,834)	—

Total liabilities:	(10,834)	—	(10,834)	—

Total	$1,098,737,996	$493,524,671	$605,213,325	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Commercial Mortgage-Backed Securities
Balance as of October 31, 2010 (market value)	$787,918
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in	—
Transfers out	(787,918)

Balance as of April 30, 2011 (market value)	$—

142

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

	Pro-Blend® Extended Term Series
Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$70,773,560	$63,481,999	$7,291,561	$—
Consumer Staples	102,421,749	72,080,706	30,341,043	—
Energy	59,930,926	58,062,952	1,867,974	—
Financials	82,699,353	73,783,179	8,916,174	—
Health Care	86,703,207	71,391,497	15,311,710	—
Industrials	72,669,993	65,329,445	7,340,548	—
Information Technology	182,740,903	174,797,045	7,943,858	—
Materials	30,499,615	26,615,919	3,883,696	—
Telecommunication Services	14,351,607	1,403,176	12,948,431	—
Utilities	1,723,369	715,911	1,007,458	—
Preferred securities:
Consumer Staples	259,065	—	259,065	—
Financials	4,279,298	1,004,843	3,274,455	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	181,570,679	—	181,570,679	—
Corporate debt:				—
Consumer Discretionary	30,610,405	—	30,610,405	—
Consumer Staples	6,362,187	—	6,362,187	—
Energy	17,654,249	—	17,654,249	—
Financials	75,825,019	—	75,825,019	—
Health Care	10,300,590	—	10,300,590	—
Industrials	31,216,525	—	31,216,525	—
Information Technology	8,192,393	—	8,192,393	—
Materials	20,856,165	—	20,856,165	—
Telecommunication Services	7,407,543	—	7,407,543	—
Utilities	5,116,223	—	5,116,223	—
Convertible corporate debt:				—
Financials	1,024,250	—	1,024,250	—
Health Care	777,788	—	777,788	—
Information Technology	603,837	—	603,837	—
Asset-backed securities	1,630,988	—	1,630,988	—
Commercial mortgage-backed securities	12,403,062	—	12,403,062	—
Foreign Government bonds	785,314	—	785,314	—
Mutual funds	47,138,442	47,138,442	—	—
Other financial instruments**:	—	—	—	—

Total assets:	1,168,528,304	655,805,114	512,723,190	—

143

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

	Pro-Blend® Extended Term Series
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Other financial instruments**:
Forward foreign currency exchange contracts	$(10,767)	$—	$(10,767)	$—

Total liabilities:	(10,767)	—	(10,767)	—

Total	$1,168,517,537	$655,805,114	$512,712,423	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Commercial Mortgage-Backed Securities
Balance as of October 31, 2010 (market value)	$875,464
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in	—
Transfers out	(875,464)

Balance as of April 30, 2011 (market value)	$—

	Pro-Blend® Maximum Term Series
Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$89,599,197	$80,042,038	$9,557,159	$—
Consumer Staples	99,611,277	67,122,298	32,488,979	—
Energy	53,838,197	52,198,540	1,639,657	—
Financials	104,238,906	79,768,265	24,470,641	—
Health Care	95,265,253	77,997,475	17,267,778	—
Industrials	118,067,678	108,166,755	9,900,923	—
Information Technology	152,658,812	139,724,283	12,934,529	—
Materials	32,314,899	24,507,385	7,807,514	—
Telecommunication Services	8,402,579	1,234,600	7,167,979	—
Utilities	1,499,015	597,508	901,507	—
Preferred securities:
Consumer Staples	258,383	—	258,383	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	73,752,279	—	73,752,279	—
Corporate debt:				—
Financials	2,448,927	—	2,448,927	—
Industrials	403,235	—	403,235	—
Mutual funds	26,026,332	26,026,332	—	—

144

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

	Pro-Blend® Maximum Term Series
Description	Total	Level 1	Level 2	Level 3
Other financial instruments**:	$—	$—	$—	$—

Total assets:	858,384,969	657,385,479	200,999,490	—

Liabilities:
Other financial instruments**:
Forward foreign currency exchange contracts	—	—	—	—

Total liabilities:	—	—	—	—

Total	$858,384,969	$657,385,479	$200,999,490	$—

There were no Level 3 securities held by any of the Pro-Blend® Series as of April 30, 2011.

*

Includes common stock, warrants and rights. Please see the Investment Portfolio for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of April 30, 2011, Pro-Blend® Maximum Term Series did not hold any derivative instruments.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

Additional disclosure surrounding the activity in Level 3 fair value measurement will be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

145

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

Each Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series have in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. Investments in forward foreign currency exchange contacts held by each Series, if any, on April 30, 2011 are shown at the end of each Investment Portfolio, which is indicative of volume of derivative activity during the period.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series account for such dollar rolls as purchases

146

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

and sales. Information regarding securities purchased on a when-issued basis is included in each applicable Series’ Investment Portfolio. None of the Series had TBA dollar rolls outstanding as of April 30, 2011.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2011, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2007 through October 31, 2010. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of

147

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Other (continued)

assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% for Pro-Blend® Conservative Term Series and 0.75% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended.

Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily net assets. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2012, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than the following amounts, exclusive of shareholder services fees and distribution and service fees (12b-1), of average daily net assets each year:

Series/Class	Expense Limit
Pro-Blend® Conservative Term Series Class S	0.80%
Pro-Blend® Conservative Term Series Class I	0.70%
Pro-Blend® Conservative Term Series Class C	0.80%
Pro-Blend® Conservative Term Series Class R	0.80%
Pro-Blend® Moderate Term Series Class S	0.95%
Pro-Blend® Moderate Term Series Class I	0.85%
Pro-Blend® Moderate Term Series Class C	0.95%
Pro-Blend® Moderate Term Series Class R	0.95%
Pro-Blend® Extended Term Series Class S	0.95%
Pro-Blend® Extended Term Series Class I	0.85%
Pro-Blend® Extended Term Series Class C	0.95%

148

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Series/Class	Expense Limit
Pro-Blend® Extended Term Series Class R	0.95%
Pro-Blend® Maximum Term Series Class S	0.95%
Pro-Blend® Maximum Term Series Class I	0.85%
Pro-Blend® Maximum Term Series Class C	0.95%
Pro-Blend® Maximum Term Series Class R	0.95%

In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total direct annual fund operating expenses from exceeding 0.90% for Pro-Blend® Conservative Term Series Class S, 1.70% for Pro-Blend® Conservative Term Series Class C, 1.20% for Pro-Blend®Conservative Term Series Class R, 1.10% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, 1.85% for Pro-Blend® Moderate Term Series Class C, Pro-Blend® Extended Term Series Class C and Pro-Blend® Maximum Term Series Class C and 1.35% for Pro-Blend® Moderate Term Series Class R, Pro-Blend® Extended Term Series Class R and Pro-Blend® Maximum Term Series Class R, of the Class’ average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. For the six months ended April 30, 2011, the Advisor did not voluntarily waive fees or reimburse expenses for any of the Series.

The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class C and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 1.00% of average daily net assets attributable to Class C shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and services fees on the Class S or Class I shares of each Series. The fees are accrued daily and paid monthly.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction- and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

149

Notes to Financial Statements (unaudited)

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2011, purchases and sales of securities, other than short-term securities, were as follows:

	Purchases		Sales
Series	Other Issuers	Government	Other Issuers	Government
Pro-Blend® Conservative Term Series	$136,304,189	$94,321,228	$61,475,631	$7,097,303
Pro-Blend® Moderate Term Series	215,488,728	77,960,769	126,129,563	77,981,867
Pro-Blend® Extended Term Series	237,686,242	72,849,664	160,468,278	53,144,943
Pro-Blend® Maximum Term Series	192,809,090	5,134,167	185,603,889	4,013,594

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class S, Class I, Class C and Class R shares:

Pro-Blend® Conservative Term Series Class S:	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	22,038,338	$288,006,399	34,858,771	$442,528,561
Reinvested	2,018,645	25,616,609	518,022	6,418,262
Repurchased	(14,514,039)	(189,725,736)	(11,119,570)	(140,498,683)

Total	9,542,944	$123,897,272	24,257,223	$308,448,140

Pro-Blend® Conservative Term Series Class I:	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	3,752,553	$39,859,508	4,378,548	$45,352,823
Reinvested	390,489	4,049,367	126,133	1,288,891
Repurchased	(1,406,154)	(15,088,290)	(1,348,646)	(14,122,365)

Total	2,736,888	28,820,585	3,156,035	$32,519,349

Pro-Blend® Conservative Term Series Class C:	For the Six Months Ended 4/30/11		For the Period 1/4/10 (commencement of operations) to 10/31/10
	Shares	Amount	Shares	Amount
Sold	1,140,884	$11,881,513	1,705,614	$17,493,696
Reinvested	75,745	765,787	5,440	54,727
Repurchased	(253,029)	(2,633,477)	(79,495)	(820,337)

Total	963,600	$10,013,823	1,631,559	$16,728,086

150

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

Pro-Blend® Conservative Term Series Class R:	For the Six Months Ended 4/30/11		For the Period 6/30/10 (commencement of operations) to 10/31/10
	Shares	Amount	Shares	Amount
Sold	40,811	$423,125	106	$1,122
Reinvested	30	303	—	—
Repurchased	(4,866)	(50,627)	— *	(1)

Total	35,975	$372,801	106	$1,121

Pro-Blend® Moderate Term Series Class S:	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	12,530,764	$163,739,694	29,382,191	$357,772,202
Reinvested	1,218,824	15,405,929	488,308	5,834,846
Repurchased	(9,945,924)	(130,647,717)	(15,128,014)	(183,059,673)

Total	3,803,664	$48,497,906	14,742,485	$180,547,375

Pro-Blend® ModerateTerm Series Class I:	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	4,966,872	$52,462,216	25,689,070	$252,727,970
Reinvested	745,122	7,659,853	158,382	1,555,153
Repurchased	(2,367,427)	(25,032,872)	(2,731,164)	(27,273,921)

Total	3,344,567	$35,089,197	23,116,288	$227,009,202

Pro-Blend® Moderate Term Series Class C:	For the Six Months Ended 4/30/11		For the Period 1/4/10 (commencement of operations) to 10/31/10
	Shares	Amount
Sold	1,649,084	$17,708,019	3,053,483	$30,890,584
Reinvested	85,910	894,320	7,761	77,302
Repurchased	(295,200)	(3,188,102)	(65,570)	(671,425)

Total	1,439,794	$15,414,237	2,995,674	$30,296,461

Pro-Blend® Moderate Term Series Class R:	For the Six Months Ended 4/30/11		For the Period 6/30/10 (commencement of operations) to 10/31/10
	Shares	Amount	Shares	Amount
Sold	138,570	$1,539,825	21,539	$236,052
Reinvested	1,009	10,780	—	—
Repurchased	(3,031)	(33,520)	— *	(1)

Total	136,548	$1,517,085	21,539	$236,051

151

Notes to Financial Statements (unaudited)

Pro-Blend® Extended Term Series Class S:	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	9,191,990	$144,542,509	19,420,470	$275,377,736
Reinvested	373,164	5,679,563	478,308	6,625,922
Repurchased	(6,251,671)	(98,583,908)	(13,689,312)	(190,912,195)

Total	3,313,483	$51,638,164	6,209,466	$91,091,463

Pro-Blend® Extended Term Series Class I:	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	5,855,410	$61,565,585	19,287,880	$181,303,210
Reinvested	232,265	2,378,391	138,139	1,295,737
Repurchased	(4,106,442)	(43,213,173)	(3,094,263)	(29,774,808)

Total	1,981,233	$20,730,803	16,331,756	$152,824,139

Pro-Blend® Extended Term Series Class C:	For the Six Months Ended 4/30/11		For the Period 1/4/10 (commencement of operations) to 10/31/10
	Shares	Amount	Shares	Amount
Sold	2,449,079	$27,216,850	2,869,017	$29,043,276
Reinvested	31,440	338,296	7,429	73,698
Repurchased	(235,033)	(2,638,393)	(132,297)	(1,323,421)

Total	2,245,486	$24,916,753	2,744,149	$27,793,553

Pro-Blend® Extended Term Series Class R:	For the Six Months Ended 4/30/11		For the Period 6/30/10 (commencement of operations) to 10/31/10
	Shares	Amount	Shares	Amount
Sold	131,917	$1,530,438	10,014	$111,222
Reinvested	125	1,406	—	—
Repurchased	(1,732)	(20,422)	— *	(1)

Total	130,310	$1,511,422	10,014	$111,221

Pro-Blend® Maximum Term Series Class S:	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	6,499,938	$108,655,396	11,833,795	$173,123,805
Reinvested	90,358	1,458,383	111,033	1,581,117
Repurchased	(6,224,214)	(104,208,301)	(10,577,239)	(151,403,234)

Total	366,082	$5,905,478	1,367,589	$23,301,688

152

Notes to Financial Statements (unaudited)

Pro-Blend® Maximum Term Series Class I:	For the Six Months Ended 4/30/11		For the Year Ended 10/31/10
	Shares	Amount	Shares	Amount
Sold	3,339,419	$35,729,967	14,424,477	$134,302,190
Reinvested	48,947	511,009	40,321	372,713
Repurchased	(2,816,921)	(30,450,542)	(1,669,453)	(15,793,046)

Total	571,445	$5,790,434	12,795,345	$118,881,857

Pro-Blend® Maximum Term Series Class C:	For the Six Months Ended 4/30/11		For the Period 1/4/10 (commencement of operations) to 10/31/10
	Shares	Amount	Shares	Amount
Sold	698,498	$7,869,877	706,866	$7,011,837
Reinvested	1,654	18,050	982	9,490
Repurchased	(25,897)	(293,567)	(7,634)	(74,183)

Total	674,255	$7,594,360	700,214	$6,947,144

Pro-Blend® Maximum Term Series Class R:	For the Six Months Ended 4/30/11		For the Period 6/30/10 (commencement of operations) to 10/31/10
	Shares	Amount	Shares	Amount
Sold	32,349	$408,013	2,638	$30,669
Reinvested	14	160	—	—
Repurchased	(2,374)	(30,449)	— *	(1)

Total	29,989	$377,724	2,638	$30,668

*	Less than 1 share.

At April 30, 2011, the retirement plan of the Advisor and its affiliates owned the following:

Series	Shares Owned	Percentage of Series Shares Outstanding	Value
Pro-Blend® Conservative Term Series	47,984	0.05%	$523,508
Pro-Blend® Moderate Term Series	223,222	0.22%	2,464,372
Pro-Blend® Extended Term Series	1,477,329	1.40%	16,472,216
Pro-Blend® Maximum Term Series	1,522,295	2.03%	17,506,391

In addition, one shareholder owned 16,670,738 shares of Pro-Blend® Moderate Term Series (18.9% of shares outstanding) valued at $184,044,952. Investment activities of this shareholder may have a material effect on the Series.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under

153

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS (continued)

contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2011, except forward foreign currency exchange contracts, held by Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series, as shown at the end of each Investment Portfolio.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2010 were as follows:

	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
Ordinary income	$8,910,566	$8,115,112	$9,717,987	$2,601,114

At October 31, 2010, two Series had a capital loss carryover, disclosed below, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Pro-Blend® Extended Term Series		Pro-Blend® Maximum Term Series
Loss Carryover	Expiration Date	Loss Carryover	Expiration Date
$8,084,042	October 31, 2017	$7,236,320	October 31, 2016
		$44,219,375	October 31, 2017

154

Notes to Financial Statements (unaudited)

At April 30, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
Cost for federal income tax purposes	$933,486,217	$995,085,059	$1,027,977,330	$729,783,495
Unrealized appreciation	$64,952,080	$112,894,052	$155,543,478	$139,882,125
Unrealized depreciation	(4,697,866)	(9,230,281)	(14,992,504)	(11,280,651)

Net unrealized appreciation	$60,254,214	$103,663,771	$140,550,974	$128,601,474

155

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2010, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2010 Annual Review of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 24 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that the various Series were competitive against their respective benchmarks and/or peer groups over various time periods, but in particular over the full market cycle period relevant for the Series. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 27 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory

156

Renewal of Investment Advisory Agreement (unaudited)

fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Pro-Blend’s Class R and Class C, and Target Class R and Class C, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

157

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s
(SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manning-napier.com

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic delivery of certain documents. Direct shareholders can elect to receive shareholder reports, prospectus updates, and quarterly statements via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.manning-napier.com

MNPRO-4/11-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

(a) See Investment Portfolios under Item 1 on this Form N-CSR.

(b) Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

June 29, 2011

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

June 29, 2011